As filed with the Securities and Exchange Commission on April 27, 2005

Registration No. 333-108525

811-21427

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

WRL FREEDOM PREMIER III VARIABLE ANNUITY

FORM N-4

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  5

AND

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  6

SEPARATE ACCOUNT VA U

(Exact Name of Registrant)

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

(Name of Depositor)

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: (319) 297-8468

Darin D. Smith, Esq.

Western Reserve Life Assurance Co. of Ohio

4333 Edgewood Road, N.E.

Cedar Rapids, IA 52499-4240

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esq.

Sutherland, Asbill and Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485

☒ on May 1, 2005 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

WRL FREEDOM PREMIER III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

FIXED ACCOUNT LIMITATIONS

Effective immediately, only for guaranteed period options of less than five years duration, we will not accept any premium payment in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in all guaranteed period options of less than 5 years duration exceeding $5,000. Please note these limitations do not apply to the dollar cost averaging fixed account option.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier III Variable Annuity dated May 1, 2005

WRL Pre III Fixed Limt 05

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

5 FOR LIFE RIDER

We anticipate that after June 1, 2005, you may elect to purchase the optional 5 For Life rider which provides you with a guaranteed minimum withdrawal benefit. This rider is available during the accumulation phase but it will not be issued if the annuitant is age 91 or older. The maximum issue age may be lower if required by state law.

You should view this rider as a way to permit you to invest in variable investment options while still having your liquidity protected to the extent provided hereby.

The 5 For Life rider may vary for certain policies and may not be available for all policies. Please contact us at (800) 851-9777 for additional information regarding the availability of the 5 For Life rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:

5 For Life Rider(1)	0.60%

(1)	The fee is a percentage of the total withdrawal base.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals regardless of the performance of the variable investment options you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday until the annuitant’s death (unless your minimum remaining withdrawal amount is reduced to zero because of “excess” withdrawals; see adjusted partial withdrawals, below). All withdrawals before age 59 are excess withdrawals.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2005

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See adjusted partial withdrawals.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date. The maximum annual withdrawal amount remains zero until the first day of the calendar year after the annuitant’s 59th birthday. The maximum annual withdrawal amount for that calendar year and each subsequent calendar year is equal to 5% of the total withdrawal base.

If the annuitant is at least 59 years old on the rider date the maximum annual withdrawal amount in the year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each calendar year is equal to 5% of the total withdrawal base.

For qualified policies:

If the annuitant is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•	an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

2

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	Since the total withdrawal base of the rider is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the withdrawal or on a pro rata basis (possibly to zero). See the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Gross partial withdrawals of greater than the maximum annual withdrawal amount will result in an excess partial withdrawal as will any partial withdrawal before the January 1st following the annuitant’s 59th birthday and will reduce the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis.

5 For Life Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

Designated Investment Options. If you elect the 5 For Life benefit, you must allocate 100% of your policy value to the following “designated funds:”

Asset Allocation – Conservative Portfolio

    – Service Class

Asset Allocation – Moderate Portfolio

    – Service Class

Asset Allocation – Moderate Growth Portfolio

    – Service Class

Transamerica Money Market – Service Class

Fixed Account

3

If you elect this rider, you may transfer amounts among the designated funds; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day you may transfer to a non-designated fund.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary). At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider effective date will be the date the Company receives all necessary information.

Death Benefit. If you elect the 5 For Life benefit, upon the death of the annuitant we will add an additional amount to the death benefit payable. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner may elect to annuitize the maximum annual withdrawal amount instead of receiving the cash value. If such an election is made, the policy is terminated and the cash value is forfeited.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•	annuitization; or

•	termination of your policy.

The 5 For Life rider may vary for certain optional features, certain policies and may not be available for all policies.

[THIS SPACE INTENTIONALLY LEFT BLANK]

4

WRL FREEDOM PREMIER III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

LIVING BENEFITS RIDER

You may elect to purchase the optional living benefits rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The living benefits rider is available during the accumulation phase but it will not be issued if the annuitant is age 81 or older. The maximum issue age may be lower if required by state law.

You should view the living benefits rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the living benefits rider. Please Note: You cannot elect this rider if you have elected certain other optional benefits under the policy. Certain protections under the rider are available only if you hold the rider for ten years. In addition, if you elect the rider, we will monitor your policy value and may transfer amounts back and forth between specified investment options under the policy and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider.

The living benefits rider may vary for certain policies and may not be available for all policies. Please contact Western Reserve Life Assurance Co. of Ohio at (800) 851-9777 for additional information regarding the availability of the living benefits rider.

This supplement hereby amends, and to the extent inconsistent replaces, the prospectus disclosure.

Fee Table

Optional Rider Fees:

Living Benefits Rider(1)	0.60%

(1)	The fee is a percentage of the “principal back” total withdrawal base.

Guaranteed Minimum Accumulation Benefit

If you elect the living benefits rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier III Variable Annuity dated May 1, 2005

Guaranteed Future Value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, which is the tenth rider anniversary, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value are as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charges and excess interest adjustments that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. Assume that on the guaranteed future value date your policy value has declined to $90,000 because of negative investment performance. We will add $10,000 to your policy value.

2

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments before the guaranteed future value date, you should consider whether electing the rider is in your best interests.

Guaranteed Minimum Withdrawal Benefit

If you elect the living benefits rider, we will provide a maximum annual withdrawal amount regardless of your policy value. This benefit is intended to provide a level of liquidity regardless of the performance of the variable investment options you select.

Withdrawal Guarantees. There are two withdrawal guarantees under this benefit:

•	“principal back;” and

•	“for life.”

You can take withdrawals under either guarantee or alternate between the guarantees (your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero). Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. Please note, the amount of your gross partial withdrawal may impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee and such impact may be on a greater than dollar-for-dollar basis.

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments; and

•	may be subject to income taxes and federal tax penalties.

Maximum Annual Withdrawal Amount. Under this benefit, you can withdraw up to:

•	7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero; or

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $7,000 each rider year for the next fourteen years and $2,000 in the next year so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•	5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess” withdrawals (see adjusted partial withdrawals, below). All withdrawals before the annuitant’s 59th birthday are excess withdrawals for purposes of the “for life” guarantee.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still withdraw up to $5,000 each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

3

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot be commenced until after the annuitant’s 59th birthday.

•	Any withdrawal before the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees.

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis but will not reduce the total withdrawal base for the “principal back” and “for life” guarantees. Gross partial withdrawals in excess of the maximum annual withdrawal amount for the “principal back” and “for life” guarantees will reduce the total withdrawal base and minimum remaining withdrawal amount for the “principal back” and “for life” guarantees on a pro rata basis (possibly to zero). See the supplement to the SAI for examples showing the effect of hypothetical withdrawals in more detail. Excess withdrawals may eliminate the guarantees.

Please note: Gross partial withdrawals of the “principal back” maximum annual withdrawal amount will result in an excess partial withdrawal under the “for life” guarantee as will any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday and will reduce the “for life” maximum annual withdrawal amount, “for life” total withdrawal base, and “for life” minimum remaining withdrawal amount and such reduction may be on a greater than dollar-for-dollar basis. The effect of a 7% “principal back” withdrawal is illustrated below.

			5% “For Life”
Date	Policy Value before the Withdrawal	Gross Withdrawal	Total Withdrawal Base (TWB)	TWB Adjustment	Minimum Remaining Withdrawal Amount (MRWA)	MRWA Adjustment	Maximum Annual Withdrawal Amount
11/01/03	$100,000	—	$100,000.00	—	$100,000.00	—	$5,000.00
10/31/05	$95,000	$7,000.00	$97,777.78	$2,222.22	$92,888.89	$7,111.11	$4,888.89

As this illustration shows, a 7% “principal back” withdrawal reduces the 5% “for life” total withdrawal base by $2,222.22, the 5% “for life” minimum remaining withdrawal amount by $7,111.11, and the 5% “for life” maximum annual withdrawal amount by $111.11.

4

Living Benefits Rider Fee

A rider fee, 0.60% of the “principal back” total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Portfolio Allocation Method

If you elect the living benefits rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the living benefits rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM Transamerica U.S. Government Securities - Service Class subaccount (which invests in the Transamerica U.S. Government Securities – Service Class portfolio of the AEGON/Transamerica Series Fund, Inc.) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the living benefits rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, at our sole discretion, necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM Transamerica U.S. Government Securities – Service Class subaccount.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent we deem, in our sole discretion, necessary to help manage portfolio risk and support the guarantees under the living benefits rider. You should not view the living benefits rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the living benefits rider.

We will use a mathematical model to compare your policy value and the guarantees to be provided in the future. Based upon this comparison, we may transfer some or all of your policy value to or from the PAM investment options.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option are at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by less than 3%. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while

5

maintaining the guarantees under the living benefits rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

Upgrades

Prior to the annuitants 86th birthday, you can upgrade the total withdrawal base and guaranteed future value to the policy value after the third rider anniversary by sending us written notice. At that time the minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The principal back and for life withdrawal percentages will not change. The new rider effective date and guaranteed future value date will be the date the Company receives all necessary information.

Other

You cannot elect this rider if you have elected certain other optional benefits. Please contact us or your registered representative for more information.

Termination

The living benefits rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the living benefits rider (you may not terminate the rider before the third rider anniversary);

•	annuitization; or

•	termination of your policy.

The living benefits rider may vary for certain policies and may not be available for all policies.

6

WRL FREEDOM PREMIER III VARIABLE ANNUITY

Issued by

Western Reserve Life Assurance Co. of Ohio

Supplement dated May 1, 2005

to the

Prospectus dated May 1, 2005

On or about June 1, 2005, an optional “premium enhancement” rider will be available at the time you purchase your policy subject to certain issue age limitations. If you elect this rider, each premium payment will receive a premium enhancement that we add to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement. There is an extra charge for this rider.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals.

All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.

The premium enhancement rider may not be available for all policies at the date of this supplement. Please contact us at (800) 851-9777 for additional information regarding the availability of the premium enhancement rider.

The following hereby amends, and to the extent inconsistent replaces, the corresponding Fee Table and Expenses in the prospectus.

Optional Separate Account Expenses:

Premium Enhancement Rider	0.25%

Premium Enhancement Rider

You may only elect the premium enhancement rider at the time you purchase your policy (age limitations may apply). If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to the policy value. The premium enhancement is currently 4% (currently 2% if the Liquidity Rider is also elected); however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

WRL Freedom Premier III Variable Annuity dated May 1, 2005

Please note that the premium enhancement percentage is lower if you also elect the Liquidity Rider.

No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

We may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement;

•	exercise of the nursing care and terminal condition withdrawal option within one year from the time we apply the premium enhancement;

•	exercise of the unemployment waiver within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

In certain circumstances, you might be worse off because of the premium enhancement. This could happen if we recapture the full dollar amount of the premium enhancement and the overall investment performance of your policy was negative. This could also happen if the market does not perform well enough over time to offset the additional costs associated with the premium enhancement.

Rider Fee. There is a daily charge for the premium enhancement rider at an annual rate of 0.25% (0.15% if the optional Liquidity Rider, which also has its own fee, is also elected) of the assets in each subaccount. In addition to the rider fee, we may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other. If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The premium enhancement rider may vary for certain policies and may not be available for all policies.

2

WRL FREEDOM PREMIER® III

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA U

By

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Prospectus

May 1, 2005

This flexible premium deferred annuity policy has many investment choices. There is a separate account that offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Western Reserve Life Assurance Co. of Ohio (WRL). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the WRL Freedom Premier® III Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2005. Please call us at (800) 851-9777 or write us at: Western Reserve Life Assurance Co. of Ohio, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, FL 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. You may obtain information about the operation of the public reference room by calling the SEC at (800)-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS

Subadvised by Banc One Investment Advisors Corporation

AEGON Bond

Portfolio Construction Manager: Morningstar Associates, LLC

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large CapValue

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

VARIABLE INSURANCE PRODUCTS FUND – SERVICE CLASS 2

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity – VIP Index 500 Portfolio

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustment.

Annuitant—The person on whose life any death benefit or annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least four years after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon partial withdrawal or surrender).

Excess Interest Adjustment—A positive or negative adjustment to amounts withdrawn, surrendered, transferred, or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by WRL since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon partial withdrawal, surrender, or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Fixed Account—One or more investment choices under the policy that are part of WRL’s general assets and are not in the separate account.

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account which WRL may offer and into which premium payments may be paid or amounts transferred.

Owner—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial withdrawals (partial withdrawal minus excess interest adjustments plus the surrender charge on the portion of the requested partial withdrawal that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Year—A policy year begins on the policy date and on each policy anniversary.

Separate Account—Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

You (Your)—the owner of the contract.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1. THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Western Reserve Life Assurance Co. of Ohio (WRL, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of WRL. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in Section 3. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers a minimum interest rate that we guarantee.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings under policies owned by individuals accumulate on a tax-deferred basis and are taxed as ordinary income when taken out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The amount you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2. PURCHASE

You can buy a nonqualified policy with $5,000 or more, and a qualified policy with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3. INVESTMENT CHOICES

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

AEGON Bond – Service Class

Asset Allocation – Conservative Portfolio – Service Class

Asset Allocation – Growth Portfolio – Service Class

Asset Allocation – Moderate Portfolio – Service Class

Asset Allocation – Moderate Growth Portfolio – Service Class

Capital Guardian Value – Service Class

Clarion Real Estate Securities – Service Class

Federated Growth & Income – Service Class

Great Companies - AmericaSM – Service Class

Great Companies - TechnologySM – Service Class

Janus Growth – Service Class

J.P. Morgan Enhanced Index – Service Class

Marsico Growth – Service Class

Mercury Large Cap Value – Service Class

MFS High Yield – Service Class

Munder Net50 – Service Class

PIMCO Total Return – Service Class

Salomon All Cap – Service Class

T. Rowe Price Equity Income – Service Class

T. Rowe Price Small Cap – Service Class

Templeton Great Companies Global – Service Class

Third Avenue Value – Service Class

Transamerica Balanced – Service Class

Transamerica Convertible Securities – Service Class

Transamerica Equity – Service Class

Transamerica Growth Opportunities – Service Class

Transamerica Money Market – Service Class

Transamerica Small/Mid Cap Value – Service Class

Transamerica U.S. Government Securities – Service Class

Transamerica Value Balanced – Service Class

Van Kampen Emerging Growth – Service Class

Fidelity – VIP Index 500 Portfolio – Service Class 2

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4. PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5. EXPENSES

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8.5% of premium payments partially withdrawn or surrendered within eight years after the premium is paid.

Partial withdrawals, surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.25% (if you do not choose an optional death benefit), or 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.50% (if you choose the “Annual Step-Up Death Benefit”), or 1.55% (if you choose the “5% Annually Compounding Death Benefit”), or 1.65% (if you choose the “Double Enhanced Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial withdrawals, is at least $50,000.

Upon surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes (including any retaliatory tax), if applicable, which currently range from 0% to 3.50%.

If you elect the Initial Payment Guarantee when you annuitize, there is a daily fee currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.

If you elect the Liquidity Rider, there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual fee equal to 0.55% of the policy value.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6. ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies). Once each policy year you may generally take free of surrender charges each year up to the greater of:

•	10% of your premium payments; or

•	any gains in the policy.

Amounts withdrawn or surrendered in excess of this free amount may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the policy are the amount equal to the policy value, minus the sum of all premium payments, reduced by all prior partial withdrawals deemed to be from premium.

If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation.

Partial withdrawals and surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down. However, the Initial Payment Guarantee is available as an optional rider and it guarantees a minimum amount for each payment.

8. DEATH BENEFIT

Naming different persons as owner and annuitant can affect to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

If the sole owner and annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, no death benefit is paid if the owner dies.

When you purchase a policy you generally may choose one of the following optional guaranteed minimum death benefits:

•	Double Enhanced; or

•	5% Annually Compounding; or

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added and the death benefit selected cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is only paid to the beneficiary if there is no surviving owner.

9. TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income.

10. ADDITIONAL FEATURES

This policy has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually, or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive are generally included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can elect an optional rider at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this rider.

•	You can elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•	You can elect an optional rider that might pay an additional amount on top of the policy death benefit, in certain circumstances. This feature is called the “Beneficiary Earnings Enhancement – Extra II” (“BEE-Extra II”). There is an extra charge for this rider.

•	Under certain medically related circumstances, you may partially withdraw or surrender your policy value without a surrender charge and excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•	Under certain unemployment circumstances, you may partially withdraw or surrender your policy value free of surrender charges and excess interest adjustments. This feature is called the “Unemployment Waiver.”

•	You may generally make transfers and/or change the allocation of additional premium payments by telephone. We may restrict or eliminate this feature.

•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts (except Access Variable Insurance Trust subaccounts). This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts (except Access Variable Insurance Trust subaccounts) on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be available for all policies, may vary for certain policies, and may not be suitable for your particular situation.

11. OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally at least 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid and accumulated gains or losses in the separate account (your premium payments are invested in your investment choices during the right to cancel period). Please note, we will not credit interest on amounts allocated to the fixed account if you return your policy for a refund during the right to cancel period. We will pay the refund within 7 days after we receive at our administrative and service office written notice of cancellation and the returned policy within the applicable period. The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who Should Purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

State Variations. Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of the legal restrictions in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

Financial Statements. Financial Statements for WRL are in the SAI. Condensed financial information for the subaccounts (those in operation before January 1, 2005) is in Appendix A to this prospectus.

12. INQUIRIES

If you need more information, please contact us at:

Administrative Office

Western Reserve Life Assurance Co. of Ohio

P.O. Box 9051

Clearwater, FL 33758-9051

You may check your policy at www.westernreserve.com. We cannot guarantee that you will be able to access this site.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES (1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. State premium taxes may also be deducted, and excess interest adjustments may be made to amounts surrendered or applied to annuity payment options from cash value from the fixed account.

Policy Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	8.5%
Transfer Fee(3)	$0 - $10

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Annual Service Charge(4)	$0 - $30 Per Policy
Separate Account Annual Expenses (as a percentage of average account value):
Base Separate Account Expenses:
Mortality and Expense Risk Fee(5)	1.10%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.25%
Optional Separate Account Expenses:
Double Enhanced Death Benefit(6)	0.40%
5% Annually Compounding Death Benefit(7)	0.30%
Annual Step-Up Death Benefit(8)	0.25%
Return of Premium Death Benefit(9)	0.05%
Liquidity Rider(10)	0.50%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses(11)	2.15%
Optional Rider Fees:
Beneficiary Earnings Enhancement – Extra II(12)	0.55%

The next item shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2004 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in the future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses(13):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	0.64%	1.75%

This Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the portfolios, and the highest combination of separate account expenses and optional rider fees (including any riders offered by supplement). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example(14)	1 Year	3 Years	5 Years	10 Years
If the policy is surrendered at the end of the applicable time period.	$1279	$2170	$2515	$4852
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy.(15)	$514	$1540	$2515	$4852

For information concerning compensation paid for the sale of the Contracts, see “Sales of the Contracts.”

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made.

If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See Section 5, Expenses.

(3)	The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, we may charge a fee of $10 per transfer.
(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each subaccount’s policy value as a percentage of the policy’s total policy value. The service charge is deducted on each policy anniversary and at the time of surrender. We may waive the service charge in certain instances.
(5)	The mortality and expense risk fee shown (1.10%) is for no optional guaranteed minimum death benefit.
(6)	The fee for the Double Enhanced Death Benefit (0.40%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.50%.
(7)	The fee for the 5% Annually Compounding Death Benefit (0.30%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.40%.
(8)	The fee for the Annual Step-Up Death Benefit (0.25%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.35%.
(9)	The fee for the Return of Premium Death Benefit (0.05%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.15%.
(10)	The fee for the Liquidity Rider (0.50%) is in addition to the mortality and expense risk fee for a total mortality and expense risk fee of 1.60%. This fee is only charged for the first four policy years.
(11)	This includes the Double Enhanced Death Benefit and Liquidity Rider.
(12)	The Beneficiary Earnings Enhancement-Extra II fee is 0.55% of the policy value. This fee is deducted only during the accumulation phase.
(13)	The fee table information relating to the underlying fund portfolios is for the year ending December 31, 2004 (unless otherwise noted) and was provided to WRL by the underlying fund portfolios, their investment advisers or managers, and WRL has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table.
(14)	The Example does not reflect premium tax charges or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

(15)	You cannot annuitize before the fourth policy anniversary.

1. THE ANNUITY POLICY

This prospectus describes the WRL Freedom Premier® III Variable Annuity policy offered by Western Reserve Life Assurance Co. of Ohio.

An annuity is a contract between you, the owner, and an insurance company (in this case WRL), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase. However, if you annuitize under the Initial Payment Guarantee, then we will guarantee a minimum amount of your annuity payments. There is an extra charge for this rider.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2. PURCHASE

Policy Issue Requirements

We will not issue a policy unless:

•	we receive at the administrative and service office all information needed to issue the policy;

•	we receive at the administrative and service office a minimum initial premium payment (except for 403(b) policies); and

•	the annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Western Reserve Life Assurance Co. of Ohio and send them to the administrative and service office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0-80 require our prior approval. For issue ages over 80, cumulative premium payments above $500,000 require prior approval.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our administrative and service office or by telephone, subject to the limitations described under “Telephone Transactions.” The allocation change will apply to premium payments received on or after the date we receive the change request.

You could lose the amount you allocate to the variable subaccounts.

We reserve the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3. INVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the policy for new investors. The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this policy are listed below. The following variable investment choices are currently offered through this policy:

AEGON/TRANSAMERICA SERIES TRUST – SERVICE CLASS(1)

Subadvised by Banc One Investment Advisors Corporation

AEGON Bond

Portfolio Construction Manager: Morningstar Associates, LLC(2)

Asset Allocation – Conservative Portfolio

Asset Allocation – Growth Portfolio

Asset Allocation – Moderate Portfolio

Asset Allocation – Moderate Growth Portfolio

Subadvised by Capital Guardian Trust Company

Capital Guardian Value

Subadvised by ING Clarion Real Estate Securities

Clarion Real Estate Securities

Subadvised by Federated Investment Counseling

Federated Growth & Income

Subadvised by Great Companies, L.L.C.

Great Companies – AmericaSM

Great Companies – TechnologySM

Subadvised by Janus Capital Management LLC

Janus Growth

Subadvised by J.P. Morgan Investment Management Inc.

J.P. Morgan Enhanced Index

Subadvised by Banc of America Capital Management, LLC

Marsico Growth

Subadvised by Mercury Advisors

Mercury Large Cap Value

Subadvised by MFS® Investment Management

MFS High Yield

Subadvised by Munder Capital Management

Munder Net50

Subadvised by Pacific Investment Management Company LLC

PIMCO Total Return

Subadvised by Salomon Brothers Asset Management Inc

Salomon All Cap

Subadvised by T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income

T. Rowe Price Small Cap

Subadvised by Templeton Investment Counsel, LLC and Great Companies, L.L.C.

Templeton Great Companies Global

Subadvised by Third Avenue Management LLC

Third Avenue Value

Subadvised by Transamerica Investment Management, LLC

Transamerica Balanced

Transamerica Convertible Securities

Transamerica Equity

Transamerica Growth Opportunities

Transamerica Money Market

Transamerica Small/Mid Cap Value

Transamerica U.S. Government Securities

Transamerica Value Balanced

Subadvised by Van Kampen Asset Management Inc.

Van Kampen Emerging Growth

VARIABLE INSURANCE PRODUCTS FUND - SERVICE CLASS 2

Managed by Fidelity Management & Research Company and Geode Capital Management, LLC as subadviser

Fidelity – VIP Index 500 Portfolio

(1)	Formerly known as AEGON/Transamerica Series Fund, Inc.
(2)	Formerly subadvised by AEGON/Transamerica Fund Advisers, Inc.

Effective May 1, 2005, the following subaccounts no longer accept new investments from current or prospective investors. If any such owner surrenders all of his or her money from these subaccounts after May 1, 2005, that owner may not reinvest in these subaccounts.

ACCESS VARIABLE INSURANCE TRUST

Advised by Access Fund Management, LLC

Access U.S. Government Money Market Portfolio

Potomac Dow 30 Plus Portfolio

Potomac Mid Cap Plus Portfolio

Potomac OTC Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

Wells S&P REIT Index Portfolio

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Western Reserve, and Western Reserve may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Contracts. (See “Revenue We Receive”.) We have included the ATST portfolios at least in part because they are managed by Transamerica Fund Advisers, Inc., our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the portfolios that is available to you, including each fund’s prospectus, statement of additional information and annual and semi/annual reports. Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio. After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Contract resulting from the performance of the Portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

We also reserve the right to limit the number of subaccounts you are invested in at any one time.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to any fixed account option will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

Partial withdrawals, surrenders, and transfers from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). This adjustment will also be made to amounts that you apply to an annuity payment option. This adjustment may increase or decrease the amount of interest credited to your policy. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum, however.

We also guarantee that upon surrender your cash value attributable to the fixed account will not be less than the minimum amount required by the nonforfeiture law provisions in effect for your state at the time the policy is issued.

If you select the fixed account, your money will be placed with WRL’s other general assets. The amount you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account.

The number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Transfers made by telephone are subject to certain limitations. See Section 10 - Telephone Transactions.

Disruptive Trading and Market Timing

The following policy against market timing and the related procedures do not apply to the Access Variable Insurance Trust (AVIT) subaccounts because the corresponding portfolios are specifically designed for frequent transfer activity. If you invest in the AVIT subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

Statement of Policy. This variable insurance product was not designed for the use of market timers or other investors who make programmed, large, frequent, or short-term transfers. Such transfers may be disruptive to the underlying fund portfolios and increase transaction costs.

Market timing and other programmed, large, frequent, or short-term transfers among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and other transfers and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading. Do not invest with us (except in the AVIT subaccounts as discussed above) if you intend to conduct market timing or other potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from programmed, large, frequent, or short-term transfers among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or other disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order, or (3) because of a history of large or frequent transfers. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;

•	expressly limit the number or size of transfers in a given period; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period), it is likely that some level of market timing will occur before it is detected and steps taken to deter it (although some level of market timing can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that, some level of market timing will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter frequent or harmful transfers by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or other disruptive trading may be limited by provisions of the variable insurance product.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in frequent transfer activity among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and other programmed, large, frequent, or short-term transfers. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that the sole protection they may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing or other disruptive trading.

Omnibus Order. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

AVIT Subaccounts. The restrictions above do not apply to AVIT subaccounts. However, you may only transfer between AVIT subaccounts and non-AVIT subaccounts by sending us your written request, with original signature authorizing each transfer, through standard U.S. Mail (no expedited transfers). Transfers that involve only the AVIT subaccounts may generally use expedited transfer privileges.

Because the above restrictions do not apply to the AVIT subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing or other programmed, large, frequent or short-term transfers, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

4. PERFORMANCE

We periodically advertise performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. The deduction of any applicable premium taxes, surrender charges, or rider fees would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

All types of performance data may not reflect all of the fees and charges that may be deducted (such as fees for optional benefits) and performance figures would be lower if these charges were included.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is no indication of future performance; future performance will vary and future results will not be the same as the results shown.

5. EXPENSES

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can partially withdraw or surrender the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can partially withdraw up to the greater of 10% of your premium payments or any gains in the policy once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of the partial withdrawal. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the partial withdrawal (or surrender) is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the eight years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium withdrawn or surrendered)
0 to 1	8.5%
> 1 to 2	8%
> 2 to 3	7%
> 3 to 4	6%
> 4 to 5	5%
> 5 to 6	4%
> 6 to 7	3%
> 7 to 8	2%
> 8	0%

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you withdraw $30,000. Since that amount is more than your free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 (8% of ($30,000 - $10,000)).

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 (8% of ($100,000 – ($100,000 x 10%))).

You will generally receive the full amount of a requested partial withdrawal by deducting any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you partially withdraw or surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.

Keep in mind that partial withdrawals and surrenders may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, partial withdrawal and surrenders from nonqualified policies are generally considered to come from earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. See Section 10 - Liquidity Rider.

Life with Emergency CashSM Surrender Charge

If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date. The following schedule shows the current surrender charge:

Number of Years Since Annuity Commencement Date	Surrender Charge (as a percentage of adjusted policy value)
0 to 1	4%
> 1 to 2	3%
> 2 to 3	2%
> 3 to 4	1%
> 4	0%

Note carefully the following three things about this surrender charge:

•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;

•	this surrender charge is a percentage of the adjusted policy value applied to the Life with Emergency CashSM annuity payment option, and not a percentage of premium; and

•	under this payment option, there is no surrender charge free amount.

Excess Interest Adjustment

Partial withdrawals, surrenders, and transfers from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase: the mortality and expense risk fee is at an annual rate of 1.10% if no optional guaranteed minimum death benefit is elected; for the Return of Premium Death Benefit the daily mortality and expense risk fee is 0.05% higher at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is 0.25% higher, at an annual rate of 1.35%, for the 5% Annually Compounding Death Benefit the daily mortality and expense risk fee is 0.30% higher at an annual rate of 1.40%; and for the Double Enhanced Death Benefit the mortality and expense risk fee is

0.40% higher at an annual rate of 1.50%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Administrative Charges

We deduct a daily administrative charge to cover the costs of administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial withdrawals, is at least $50,000.

Premium Taxes

Some states assess premium taxes (including retaliatory tax) on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	the policy is surrendered; or

•	a death benefit is paid.

Generally, premium taxes range from 0% to 3.50%, depending on the state.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Transfer Fee

You are generally allowed to make 12 free transfers per year before the annuity commencement date. If you make more than 12 transfers per year, we reserve the right to charge $10 for each additional transfer.

Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your 12 free transfers per year. All transfer requests made at the same time are treated as a single request.

Initial Payment Guarantee

If you elect the Initial Payment Guarantee at the time of annuitization, there is a rider fee. The fee is currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the rider.

Liquidity Rider

If you elect the Liquidity Rider, there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Beneficiary Earnings Enhancement - Extra II

If you elect the Beneficiary Earnings Enhancement – Extra II, there is an annual rider fee during the accumulation phase of 0.55%. The rider fee will be deducted on each rider anniversary and upon termination of the rider (once we have received all necessary regulatory approvals) during the accumulation phase.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The minimum and maximum fund expenses for the previous calendar year are found in the “Annuity Policy Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, subadvisers, distributors or affiliates thereof, in consideration of certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur. We (and/or our affiliates) generally receive three types of payments:

•	Rule 12b-1 Fees. Our affiliate, AFSG Securities Corporation (“AFSG”), the principal underwriter for the Contracts, receives some or all of the 12b-1 fees from the funds. Any 12b-1 fees received by AFSG that are attributable to our variable annuity products are then credited to us. These fees range from [0.10% to 0.25%] of the average daily assets of the certain portfolios attributable to the Contracts and to certain other variable annuity and insurance products that we and our affiliates issue.

•	Administrative, Marketing and Support Service Fees (“Service Fees”). We and our affiliates, including AFSG, may receive compensation from the investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios for administrative and other services related to separate account operations. The amount of this compensation is based on a percentage of the assets of the particular portfolios attributable to the Contract and to certain other variable annuity and insurance products that our affiliates and we issue. These percentages differ and may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Western Reserve and AFSG

Fund	Maximum Fee % of assets(1)
AEGON/Transamerica Series Trust	0.25	%(2)
AVIT	0.50%
Variable Insurance Products Fund (Fidelity)	0.30	%(3)

(1)	Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we provide.
(2)	Since ATST is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the ATST portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant.
(3)	We receive this percentage once $100 million in fund shares are held by the subaccounts of Western Reserve and its affiliates.

•	Other payments. We and our affiliates, including Transamerica Capital, Inc. (“TCI”), InterSecurities, Inc. (“ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued by us and our affiliates. These amounts are paid out of the advisers’ or sub-advisers’ own resources and not out of fund assets. Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay ISI varying amounts to obtain access to ISI’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to cooperate with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Contract.

For the calendar year ended December 31, 2004, TCI received revenue sharing payments ranging from $1,000 to $30,000 (for a total of $316,000) from the following fund managers and/or sub-advisers to participate in TCI’s events: T. Rowe Price, Morgan Keegan, American Century, Transamerica Investment Management, Fidelity, Merrill Lynch, Pacific Investment Management LLC, Van Kampen Investments, Janus Capital Management, and ING Clarion CRA.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses that we and our affiliates incur in promoting, issuing, distributing and administering the Contracts.

For further details about the compensation payments we make in connection with the sale of the Contracts, see “Sale of the Contracts” in this prospectus.

6. ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a partial withdrawal or surrender; or

•	by taking systematic payouts.

Partial Withdrawals and Surrenders

If you surrender your policy, you will receive your cash value.

If you want to take a partial withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the partial withdrawal from each of the investment choices in proportion to the policy value.

You may elect to take up to the greater of 10% of your premium payments or any gains in the policy free of surrender charges once each policy year. Remember that any partial withdrawal you take will reduce the policy value and the amount of the death benefit. See Section 8, Death Benefit, for more details. A partial withdrawal may also reduce other benefits.

Partial withdrawals and surrenders may be subject to a surrender charge. Partial withdrawals and surrenders from the fixed account may also be subject to an excess interest adjustment. Income taxes, tax penalties, and certain restrictions may apply to any partial withdrawal or surrender you make.

Partial withdrawals and surrenders from qualified policies may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other partial withdrawals or surrenders unless you elect a Life with Emergency CashSM payment option.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive all required information at our administrative and service office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for partial withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

Excess Interest Adjustment

Money that you transfer out of or surrender from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a transfer, partial withdrawal, or surrender, if interest rates set by us have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value on partial withdrawal, surrender, or transfer. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value on partial withdrawal, surrender, or transfer.

Any amount partially withdrawn or surrendered in excess of the cumulative interest credited is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.

There will be no excess interest adjustment on any of the following:

•	partial withdrawals or transfers of interest credited;

•	Nursing Care and Terminal Condition Withdrawal Option surrenders;

•	Unemployment Waiver surrenders;

•	partial withdrawals to satisfy any minimum distribution requirements; and

•	Systematic Payout Option payments which do not exceed cumulative interest credited at the time of payment.

Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.

The excess interest adjustment may vary for certain policies and may not be applicable for all policies.

7. ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 95. The earliest annuity commencement date is four years after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is generally payable in a lump sum or under one of the annuity payment options.

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is less than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.

A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.

The annuity payment options are explained below. Options 1 and 2, are fixed only. Options 3 and 4 can be fixed or variable, unless otherwise noted.

Payment Option 1—Income for a Specified Period. We will make level payments only for a fixed period. No funds will remain at the end of the period.

Payment Option 2—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 3—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.

•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.

•	Guaranteed Return of Policy Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

•	Life with Emergency CashSM (fixed only)—Payments will be made during the annuitant’s lifetime. With the Life with Emergency CashSM feature, you are able to partially withdraw or surrender the Life with Emergency CashSM benefit. The amount you partially withdraw must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to partially withdraw or surrender. A partial withdrawal will reduce all future payments pro rata. A surrender charge may apply and there may be adverse tax consequences (consult a tax advisor before requesting a partial withdrawal or surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.

Payment Option 4—Joint and Survivor Annuity. You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

•	Life with Emergency CashSM (fixed only)—Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to partially withdraw or surrender the Life with Emergency CashSM benefit. The amount you partially withdraw must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to partially withdraw or surrender. A partial withdrawal will reduce all future payments pro rata. A surrender charge may apply and there may be adverse tax consequences (consult a tax advisor before requesting a partial withdrawal or surrender). The maximum surrender charge is 4% of the annuitized amount (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.

The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.

Other annuity payment options may be arranged by agreement with us. The default option will be Option 3 Life Income with 10 Years Certain. Some annuity payment options may not be available in all states.

If your policy is a qualified policy, payment options 1 and 2 may not satisfy minimum required distributions rules. Consult a tax advisor before electing either of these options.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant(s) dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we will make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to the beneficiary, or the present value may be paid in a single sum.

IF:

•	you choose Life with Emergency CashSM; and

•	The annuitant dies before age 101;

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping us informed of their current address.

8. DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the named beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Annuitant Death Before the Annuity Commencement Date

We will pay a death benefit to the surviving beneficiary IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit under an annuity payment option or as a lump sum. In such situations all current surrender charges will be waived.

Owner Death Before the Annuity Commencement Date

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death for the adjusted policy value minus any applicable rider fees. These distribution requirements apply to the policy value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	annuity payments are being made under the Life with Emergency CashSM; and

•	the annuitant dies before age 101 (or earlier, if a qualified policy);

THEN:

•	a Life with Emergency CashSM death benefit will be paid.

Succession of Ownership

If any owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments. The death benefit will generally be the greatest of:

•	policy value on the date we receive the required information at our administrative and service office; or

•	cash value on the date we receive the required information at our administrative and service office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge); or

•	guaranteed minimum death benefit (discussed below), if any, plus premium payments, less gross partial withdrawals from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

On the policy application, you generally may elect one of the optional guaranteed minimum death benefit options listed below (age limitations may apply) for an additional fee.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

A.	Double Enhanced Death Benefit

The Double Enhanced Death Benefit is the greater of 1 or 2 below:

1.	The 5% Annually Compounding Death Benefit is:

•	the premium payments; less

•	any adjusted partial withdrawals;

•	accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

2.	The Annual Step-Up Death Benefit is equal to:

•	the “step-up value” (described below); plus

•	any premium payments since the last determination point; minus

•	any adjusted partial withdrawals since the last determination point.

The “step-up value” on the policy date is equal to the policy value. On each policy anniversary (referred to as determination points) prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday, a comparison is made between 1) the policy value and 2) the previous “step-up value” plus any premium payments minus any adjusted partial withdrawals since the previous determination point, and the greater value becomes the new “step-up value.”

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.40% annually for a total mortality and expense risk fee of 1.50%.

B.	5% Annually Compounding Death Benefit

The 5% Annually Compounding Death Benefit is equal to:

•	the premium payments; less

•	any adjusted partial withdrawals;

•	accumulated at an effective annual rate of 5% from the premium payment date or partial withdrawal date to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday.

This benefit is not available if the owner or annuitant is age 76 or older on the policy date. There is an extra charge for this death benefit of 0.30% annually for a total mortality and expense risk fee of 1.40%.

C.	Annual Step-Up Death Benefit

The Annual Step-Up Death Benefit is equal to:

•	the “step-up value” (described below); plus

•	any premium payments since the last determination point; minus

•	any adjusted partial withdrawals since the last determination point.

The “step-up value” on the policy date is equal to the policy value. On each policy anniversary (referred to as determination points) prior to the earlier of the annuitant’s date of death or the annuitant’s 86th birthday, a comparison is made between 1) the policy value and 2) the previous “step-up value” plus premium payments minus adjusted partial withdrawals since the previous determination point, and the greater value becomes the new “step-up value.”

This benefit is not available if the owner or annuitant is 81 or older on the policy date. There is an extra charge for this death benefit of 0.25% annually for a total mortality and expense risk fee of 1.35%.

D.	Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	the premium payments; less

•	any adjusted partial withdrawals as of the date of death.

This benefit is not available if the owner or annuitant is age 91 or older on the policy date.

There is an extra charge for this death benefit of 0.05% annually for a total mortality and expense risk fee of 1.15%.

You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies.

Adjusted Partial Withdrawals

When you request a partial withdrawal, your guaranteed minimum death benefit, if any, will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your gross partial withdrawal. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of partial withdrawal. It is also possible that if a guaranteed minimum death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments. We have included a detailed explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your policy.

9. TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy—qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a partial withdrawal, surrender, or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. The policy may contain death benefit features that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Partial Withdrawals and Surrenders—Qualified Policies

The information herein describing the taxation of nonqualified policies does not apply to qualified policies.

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts partially withdrawn or surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax advisor.

You should consult your legal counsel or tax adviser if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Partial Withdrawals and Surrenders—403(b) Policies

The Internal Revenue Code limits partial withdrawals and surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59½;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only partially withdraw or surrender the premium payments and not any earnings.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies.

Partial Withdrawals and Surrenders—Nonqualified Policies

If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that partial withdrawal or surrender as first coming from earnings and then from your premium payments. When you make a partial withdrawal or surrender you are taxed on the amount of the partial withdrawal or surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior partial withdrawals or portions thereof that were not taxable). Loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Pledges and assignments are taxed in the same manner as partial withdrawals. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that partially withdrawn or surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some partial withdrawals and surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

You should consult a tax advisor before electing the Initial Payment Guarantee or a feature with stabilized payments.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax.

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Annuity purchases by residents of Puerto Rico

In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the policy.

We have the right to modify the policy to meet the regulations of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

10. ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time during the accumulation phase to receive regular partial withdrawals from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% of your premium payments reduced by prior withdrawals in that policy year; or

(2)	is any gains in the policy.

This amount may be taken free of surrender charges. Any payment in excess of the cumulative interest credited at the time of the payment may be subject to an excess interest adjustment.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account.

Keep in mind that partial withdrawals under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Initial Payment Guarantee

You may only elect to purchase the optional Initial Payment Guarantee at the time you annuitize your policy. You cannot terminate this payment guarantee or eliminate the charge for it after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.

The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.

With the Initial Payment Guarantee, you receive stabilized annuity payments that are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize and elect the rider, the guaranteed percentage will not change during the life of the rider. Contact us for the current guaranteed percentage.

Rider Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values.

The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. However, you pay whatever the fee is when you annuitize.

Other. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not decrease below the guaranteed level).

Termination. The Initial Payment Guarantee is irrevocable.

The Initial Payment Guarantee may vary for certain policies and may not be available for all policies.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Surrender Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium partially withdrawn or surrendered)
0 to 1	8.5%
> 1 to 2	8%
> 2 to 3	7%
> 3 to 4	6%
> 4	0%

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. Please note we may credit interest in the fixed account at a lower rate if you select this rider. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. After the end of the first four policy years, the 0.50% rider fee will no longer be assessed. We intend to administer the removal of the fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested at the end of the fourth policy year. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The Liquidity Rider is irrevocable.

The Liquidity Rider may vary for certain policies and may not be available for all policies.

Beneficiary Earnings Enhancement - Extra II

The optional “Beneficiary Earnings Enhancement – Extra II” pays an additional death benefit amount when a death benefit is payable under your policy, in certain circumstances. The Beneficiary Earnings Enhancement – Extra II is only available for issue ages through age 75.

Beneficiary Earnings Enhancement – Extra II Benefit Amount. An additional benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:

•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all rider fees paid since the rider date.

•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.

The rider benefit base at any time is equal to the policy value less any premiums added after the rider date.

The rider benefit percentage may vary but will currently be equal to 30% for issue ages 0 – 70 and 20% for issue ages 71 – 75.

No benefit is payable under the Beneficiary Earnings Enhancement - Extra II if the policy value on the date the death benefit is paid is less than the premium payments added after the rider date.

For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.

Please see the SAI for an example which illustrates the additional death benefit payable as well as the effect of a partial withdrawal on the additional benefit.

Spousal Continuation. If a spouse, as the new owner of the policy, elects to continue the policy instead of receiving the death benefit and Beneficiary Earnings Enhancement – Extra II, the spouse will receive a one-time policy value increase equal to the Beneficiary Earnings Enhancement – Extra II benefit amount. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider as long as he or she is under the age of 76 and the rider is still available.

Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon surrender of the policy or other termination of the rider (once we have received all necessary regulatory approvals). The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.

Termination. The rider will remain in effect until:

•	you cancel it by notifying our administrative and service office in writing,

•	the policy is annuitized or surrendered, or

•	the additional death benefit is paid or added to the policy value under a spousal continuation.

Once terminated, the Beneficiary Earnings Enhancement - Extra II may not be re-elected for one year.

The Beneficiary Earnings Enhancement - Extra II may vary for certain policies and may not be available for all policies.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges or excess interest adjustment will apply if you make a partial withdrawal or surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row; or

•	diagnosed with a terminal condition (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time during the accumulation phase. There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Unemployment Waiver

No surrender charges or excess interest adjustment will apply to partial withdrawals or surrenders after you or your spouse become unemployed in certain circumstances, because you were terminated, laid off, or otherwise lost your job involuntarily. In order to qualify, you (or your spouse, whichever is applicable) must have been:

•	employed full time for at least two years prior to becoming unemployed;

•	employed full time on the policy date;

•	unemployed for at least 60 days in a row at the time of the partial withdrawal or surrender;

•	must have a minimum cash value at the time of the partial withdrawal or surrender of $5,000; and

•	you (or your spouse) must be receiving unemployment benefits.

You must provide written proof from your State’s Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of partial withdrawal or surrender.

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time during the accumulation phase. There is no charge for this benefit.

This benefit may vary for certain policies and may not be available for all policies.

Telephone Transactions

You may generally make transfers and change the allocation of additional premium payments by telephone IF:

•	you select the “Telephone Transfer/Reallocation Authorization” box in the policy application or enrollment information; or

•	you later complete an authorization form.

You may also make partial withdrawals subject to certain restrictions.

You will be required to provide certain information for identification purposes when requesting a transaction by telephone and we may record your telephone call. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine. We reserve the right to revoke your telephone transaction privileges at any time without revoking all owners’ telephone transfer privileges.

Telephone requests must be received while the New York Stock Exchange is open to get same-day pricing of the transaction. We may discontinue this option at any time.

We may deny the telephone transaction privileges to market timers.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe circumstances or other emergencies. There may be interruptions in service beyond our control, and if the volume of calls is unusually high, we might not have anyone available, or lines available, to take your call.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts (except Access Variable Insurance Trust subaccounts) in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $500 per transfer is required. A minimum of $3,000 is required to start a 6-month program and $6,000 is required to start a 12-month program. The minimum number of transfers is 6 monthly and 4 quarterly, and the maximum is 24 monthly and 8 quarterly.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a special Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the special Dollar Cost Averaging transfers will increase, but the length of the special Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	We receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	We will, absent new instructions to the contrary, allocate the additional premium as identified in the previous Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts (except Access Variable Insurance Trust subaccounts) to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11. OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also generally assign the policy at any time while the annuitant is alive. We will not be bound by the assignment until we receive written notice of the assignment at our administrative and service office. We will not be liable for any payment or other action we take in accordance with the policy before we receive notice of the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Western Reserve Life Assurance Co. of Ohio

Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is a wholly-owned indirect subsidiary of AEGON U.S. Corporation, which conducts most of its operations through subsidiary companies engaged in the insurance business orin providing non-insurance financial services. All os the stock of AEGON U.S. Corporation is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York. Western Reserve is obligated to pay all benefits under the policy.

The Separate Account

We established a separate account, called Separate Account VA U, under the laws of the State of Ohio on August 4, 2003. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or us. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to our other income, gains or losses. The assets of the separate account are held in our name on behalf of the separate account and belong to us. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business we may conduct. The separate account may include other subaccounts that are not available under these policies.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering our variable annuity products, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including us, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully.

Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity and there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and reinstatements.

Voting Rights

We will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the underlying fund portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate underlying fund portfolio.

Distributor of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting and distribution agreement with our affiliate, AFSG, for the distribution and sale of the Contracts. We reimburse AFSG for certain expenses it incurs in order to pay for the distribution of the Contracts (e.g., commissions payable to selling firms selling the Contracts, as described below.)

Compensation to Broker-Dealers Selling the Contracts. The Contracts are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with AFSG as principal underwriter for the Contracts. We pay commissions through AFSG to the selling firms for their sales of the Contracts.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the Contracts, that is, to provide sales support and training to sales representatives at selling firms. We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Contracts that have already been purchased.

The selling firms who have selling agreements with AFSG and us are paid commissions for the promotion and sale of the Contracts according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums.

To the extent permitted by NASD rules, Western Reserve, ISI and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The registered representative who sells you the Contract typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation Paid to Affiliated Wholesaling and Selling Firms. Our parent company provides paid-in capital to AFSG and pays the cost of AFSG’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Western Reserve’s two main distribution channels are InterSecurities, Inc. (“ISI”) and World Group Securities (“WGS”), both affiliates, who sell Western Reserve products.

Western Reserve underwrites the cost of ISI’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to ISI. These facilities and services are necessary for ISI’s administration and operation, and Western Reserve is compensated by ISI for these expenses based on ISI’s usage. In addition, Western Reserve and other affiliates pay for certain sales expenses of ISI, including the costs of preparing and producing prospectuses and sales promotional materials for the Contract.

ISI pays its branch managers all of the commissions received from Western Reserve for the sale of the Contracts, and receives from Western Reserve an additional 10% expense allowance on all commissions paid on premiums for the sales of Western Reserve’s annuity products. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with ISI’s internal compensation programs.

To support its sales of Western Reserve’s variable annuity products, WGS receives an expense allowance of 0.35% of the annual annuity premiums paid on variable annuities sold by WGS. Sales representatives receive a portion of the commissions for their sales of Contracts in accordance with WGS’s internal compensation programs.

Sales representatives and their managers at ISI and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates. Additional compensation or reimbursement arrangements may include payments in connection with the firm’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments to assist a firm in connection with its systems, operating and marketing expenses. The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, ISI’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation. Sales of the Contracts by affiliated selling firms may help sales representatives and/or their managers qualify for certain benefits, and may provide such persons with special incentive to sell our Contracts. For example, ISI’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Western Reserve’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares. A portion of the contributions of commissions by ISI’s representatives may be matched by ISI.

ISI’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan. Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

Revenue Sharing Paid to Selected Selling Firms. We may pay certain selling firms additional cash amounts for “preferred product” treatment of the Contracts in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Contracts or other criteria. For instance, Western Reserve made flat fee payments to several selling firms with payments ranging from $20,000 to $25,000 in 2004 for the sales of the Western Reserve’s variable annuity and insurance products.

During 2004, we had entered into “preferred product” arrangements with ISI, WGS, Southwest Securities, and Legacy Financial Services. We paid the following amounts (in addition to sales commissions and overrides) to these firms:

Name of Firm	Aggregate Amount Paid During 2004
Southwest Securities	$25,000
Legacy Financial Services	$20,000
Centaurus Financial*	$24,000

*	paid by an affiliate.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the separate account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these payments may create an incentive for the selling firm or its sales representatives to recommend or sell this Contract to you. You may wish to take such payments into account when considering and evaluating any recommendation relating to the Contracts.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the “Consumer” section or by contacting IMSA at: (202)-624-2121.

Legal Proceedings

Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG’s ability to perform under its principal underwriting agreement, or on Western Reserve’s ability to meet its obligations under the Policy.

There continues to be significant federal and state regulatory activity relating to financial services companies. Western Reserve and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, Western Reserve has responded to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by Western Reserve, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. Western Reserve and its affiliates are actively working with the SEC in this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, Western Reserve does not believe the resolution will be material to its financial position. Western Reserve and/or its affiliates, and not the separate account or its policyowners, will bear the costs regarding these regulatory matters.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Beneficiary	Earnings Enhancement – Extra II – Additional Information

Historical Performance Data

Published Ratings

State Regulation

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A

Condensed Financial Information

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2005)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Subaccount	Year	2.15%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2004	$1.00	$1.011824	0	$1.000000	$1.020550	578,796
Asset Allocation - Conservative Portfolio - Service Class(1)	2004	$1.00	$1.047686	0	$1.000000	$1.056719	7,503,001
Asset Allocation - Growth Portfolio - Service Class(1)	2004	$1.000000	$1.088240	189,843	$1.000000	$1.097614	10,035,215
Asset Allocation - Moderate Portfolio - Service Class(1)	2004	$1.000000	$1.065294	52,510	$1.000000	$1.074467	22,424,620
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.083498	142,308	$1.000000	$1.092831	18,940,718
Capital Guardian Value - Service Class(1)	2004	$1.000000	$1.126059	4,960	$1.000000	$1.135763	671,525
Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.308141	59	$1.000000	$1.319407	1,226,832
Federated Growth & Income - Service Class(1)	2004	$1.000000	$1.045464	3,101	$1.000000	$1.054486	2,845,832
Great Companies - AmericaSM - Service Class(1)	2004	$1.000000	$0.988878	0	$1.000000	$0.997400	580,827
Great Companies - TechnologySM - Service Class(1)	2004	$1.000000	$1.012781	3,675	$1.000000	$1.021512	115,795
Janus Growth - Service Class(1)	2004	$1.000000	$1.103822	183	$1.000000	$1.113331	472,620
J.P. Morgan Enhanced Index - Service Class(1)	2004	$1.000000	$1.068598	1,455	$1.000000	$1.077814	1,591,931
Marsico Growth - Service Class(1)	2004	$1.000000	$1.092269	3,596	$1.000000	$1.101675	389,681
Mercury Large Cap Value - Service Class(1)	2004	$1.000000	$1.139257	1,608	$1.000000	$1.149081	180,932
MFS High Yield - Service Class(1)	2004	$1.000000	$1.055385	0	$1.000000	$1.064471	280,788
Munder Net50 - Service Class(1)	2004	$1.000000	$1.046645	3,820	$1.000000	$1.055671	316,895
PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.010797	0	$1.000000	$1.019517	647,922
Salomon All Cap - Service Class(1)	2004	$1.000000	$1.024427	4,850	$1.000000	$1.033259	1,141,234
T. Rowe Price Equity Income - Service Class(1)	2004	$1.000000	$1.108275	3,113	$1.000000	$1.117827	1,192,977
T. Rowe Price Small Cap - Service Class(1)	2004	$1.000000	$1.039589	3,788	$1.000000	$1.048551	424,410
Templeton Great Companies Global - Service Class(1)	2004	$1.000000	$1.029760	0	$1.000000	$1.038628	986,140
Third Avenue Value - Service Class(1)	2004	$1.000000	$1.170655	6,604	$1.000000	$1.180749	2,201,142
Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.071240	1,932	$1.000000	$1.080469	426,075

Subaccount	Year	2.15%			1.25%
		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.066963	2,195	$1.000000	$1.076169	213,495
Transamerica Equity - Service Class(1)	2004	$1.000000	$1.123845	989	$1.000000	$1.133532	2,090,656
Transamerica Growth Opportunities - Service Class(1)	2004	$1.000000	$1.127803	4,280	$1.000000	$1.137520	590,910
Transamerica Money Market - Service Class(1)	2004	$1.000000	$0.986822	0	$1.000000	$0.995342	3,399,298
Transamerica Small/Mid Cap Value - Service Class(1)	2004	$1.000000	$1.118916	0	$1.000000	$1.125499	280,786
Transamerica U.S. Government Securities - Service Class(1)	2004	$1.000000	$0.998533	0	$1.000000	$1.007147	525,455
Transamerica Value Balanced - Service Class(1)	2004	$1.000000	$1.063376	1,707	$1.000000	$1.072534	408,280
Van Kampen Emerging Growth - Service Class(1)	2004	$1.000000	$1.018533	1,519	$1.000000	$1.027325	846,034
Access U.S. Government Money Market Portfolio(1)	2004	$1.000000	$0.979584	0	$1.000000	$0.987992	132,747
Potomac Dow 30 Plus Portfolio(1)	2004	$1.000000	$1.006877	0	$1.000000	$1.015551	279,096
Potomac Mid Cap Plus Portfolio(1)	2004	$1.000000	$1.131928	0	$1.000000	$1.138574	15,422
Potomac OTC Plus Portfolio(1)	2004	$1.000000	$1.042297	0	$1.000000	$1.051275	144,368
Potomac Small Cap Plus Portfolio(1)	2004	$1.000000	$1.231521	0	$1.000000	$1.238759	115,264
Potomac U.S./Short Portfolio(1)	2004	$1.000000	$0.795683	0	$1.000000	$0.800383	0
Wells S&P REIT Index Portfolio(1)	2004	$1.000000	$1.252022	1,035	$1.000000	$1.262816	418,953
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2004	$1.000000	$1.065846	9,207	$1.000000	$1.075035	382,634

(1)	Subaccount Inception Date January 12, 2004.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

We may advertise historical yields and total returns for the subaccounts of the separate account. In addition, we may advertise the effective yield of the subaccount investing in the Transamerica Money Market Portfolio and the Access U.S. Government Money Market Portfolio, (collectively, the “Money Market Subaccount”). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Money Market Subaccount. The yield of the Money Market Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Money Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional features. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more features are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2004, and for the one and five year periods ended December 31, 2004 are shown in Tables 1-A and 1-B below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

TABLE 1-A

Standard Average Annual Total Return

(Assuming A Surrender Charge, Double Enhanced Death Benefit, Liquidity Rider,

and Beneficiary Earnings Enhancement – Extra II)

(Total Separate Account Annual Expenses: 2.70%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
AEGON Bond - Service Class	N/A	N/A	-7.87%	January 12, 2004
Asset Allocation - Conservative Portfolio - Service Class	N/A	N/A	-0.28%	January 12, 2004
Asset Allocation - Growth Portfolio - Service Class	N/A	N/A	-4.31%	January 12, 2004
Asset Allocation - Moderate Portfolio - Service Class	N/A	N/A	-2.56%	January 12, 2004
Asset Allocation - Moderate Growth Portfolio - Service Class	N/A	N/A	-0.75%	January 12, 2004
Capital Guardian Value - Service Class	N/A	N/A	3.47%	January 12, 2004
Clarion Real Estate Securities - Service Class	N/A	N/A	21.56%	January 12, 2004
Federated Growth & Income - Service Class	N/A	N/A	-4.53%	January 12, 2004
Great Companies - AmericaSM - Service Class	N/A	N/A	-10.15%	January 12, 2004
Great Companies - TechnologySM - Service Class	N/A	N/A	-7.78%	January 12, 2004
Janus Growth - Service Class	N/A	N/A	1.27%	January 12, 2004
J.P. Morgan Enhanced Index - Service Class	N/A	N/A	-2.23%	January 12, 2004
Marsico Growth - Service Class	N/A	N/A	0.12%	January 12, 2004
Mercury Large Cap Value - Service Class	N/A	N/A	4.79%	January 12, 2004
MFS High Yield - Service Class	N/A	N/A	-3.55%	January 12, 2004
Munder Net50 - Service Class	N/A	N/A	-4.41%	January 12, 2004
PIMCO Total Return - Service Class	N/A	N/A	-7.97%	January 12, 2004
Salomon All Cap - Service Class	N/A	N/A	-6.62%	January 12, 2004
T. Rowe Price Equity Income - Service Class	N/A	N/A	1.71%	January 12, 2004
T. Rowe Price Small Cap - Service Class	N/A	N/A	-5.11%	January 12, 2004
Templeton Great Companies Global - Service Class	N/A	N/A	-6.09%	January 12, 2004
Third Avenue Value - Service Class	N/A	N/A	7.90%	January 12, 2004
Transamerica Balanced - Service Class	N/A	N/A	-1.97%	January 12, 2004
Transamerica Convertible Securities - Service Class	N/A	N/A	-2.39%	January 12, 2004
Transamerica Equity - Service Class	N/A	N/A	3.26%	January 12, 2004
Transamerica Growth Opportunities - Service Class	N/A	N/A	3.65%	January 12, 2004
Transamerica Small/Mid Cap Value - Service Class	N/A	N/A	2.95%	May 1, 2004
Transamerica U.S. Government Securities - Service Class	N/A	N/A	-9.19%	January 12, 2004
Transamerica Value Balanced - Service Class	N/A	N/A	-2.75%	January 12, 2004
Van Kampen Emerging Growth - Service Class	N/A	N/A	-7.20%	January 12, 2004
Fidelity - VIP Index 500 Portfolio - Service Class 2	N/A	N/A	-2.51%	January 12, 2004

TABLE 1-B

Standard Average Annual Total Returns

(Assuming a Surrender Charge, No Optional Feartures),

(Total Separate Account Annual Expenses: 1.25%)

Subccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
AEGON Bond - Service Class	N/A	N/A	-6.45%	January 12, 2004
Asset Allocation - Conservative Portfolio - Service Class	N/A	N/A	1.26%	January 12, 2004
Asset Allocation - Growth Portfolio - Service Class	N/A	N/A	-2.83%	January 12, 2004
Asset Allocation - Moderate Portfolio - Service Class	N/A	N/A	-1.05%	January 12, 2004
Asset Allocation - Moderate Growth Portfolio - Service Class	N/A	N/A	0.78%	January 12, 2004
Capital Guardian Value - Service Class	N/A	N/A	5.08%	January 12, 2004
Clarion Real Estate Securities - Service Class	N/A	N/A	23.44%	January 12, 2004
Federated Growth & Income - Service Class	N/A	N/A	-3.05%	January 12, 2004
Great Companies - AmericaSM - Service Class	N/A	N/A	-8.76%	January 12, 2004
Great Companies - TechnologySM - Service Class	N/A	N/A	-6.35%	January 12, 2004
Janus Growth - Service Class	N/A	N/A	2.83%	January 12, 2004
J.P. Morgan Enhanced Index - Service Class	N/A	N/A	-0.72%	January 12, 2004
Marsico Growth - Service Class	N/A	N/A	1.67%	January 12, 2004
Mercury Large Cap Value - Service Class	N/A	N/A	6.41%	January 12, 2004
MFS High Yield - Service Class	N/A	N/A	-2.05%	January 12, 2004
Munder Net50 - Service Class	N/A	N/A	-2.93%	January 12, 2004
PIMCO Total Return - Service Class	N/A	N/A	-6.55%	January 12, 2004
Salomon All Cap - Service Class	N/A	N/A	-5.17%	January 12, 2004
T. Rowe Price Equity Income - Service Class	N/A	N/A	3.28%	January 12, 2004
T. Rowe Price Small Cap - Service Class	N/A	N/A	-3.64%	January 12, 2004
Templeton Great Companies Global - Service Class	N/A	N/A	-4.64%	January 12, 2004
Third Avenue Value - Service Class	N/A	N/A	9.57%	January 12, 2004
Transamerica Balanced - Service Class	N/A	N/A	-0.45%	January 12, 2004
Transamerica Convertible Securities - Service Class	N/A	N/A	-0.88%	January 12, 2004
Transamerica Equity - Service Class	N/A	N/A	4.85%	January 12, 2004
Transamerica Growth Opportunities - Service Class	N/A	N/A	5.25%	January 12, 2004
Transamerica Small/Mid Cap Value - Service Class	N/A	N/A	4.05%	May 1, 2004
Transamerica U.S. Government Securities - Service Class	N/A	N/A	-7.79%	January 12, 2004
Transamerica Value Balanced - Service Class	N/A	N/A	-1.25%	January 12, 2004
Van Kampen Emerging Growth - Service Class	N/A	N/A	-5.77%	January 12, 2004
Fidelity - VIP Index 500 Portfolio - Service Class 2	N/A	N/A	-1.00%	January 12, 2004

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed except for periods for which standardized performance data is not available. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standardized average annual total return figures shown in Table 2 is based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, the tables below do not reflect the charge for any optional rider, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception.

TABLE 2

Standard Average Annual Total Returns

(Assuming No Surrender Charge, No Optional Feartures)

(Total Separate Account Annual Expenses: 1.25%)

Subccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	Inception of the Subaccount to 12/31/04	Subaccount Inception Date
AEGON Bond - Service Class	N/A	N/A	2.05%	January 12, 2004
Asset Allocation - Conservative Portfolio - Service Class	N/A	N/A	9.76%	January 12, 2004
Asset Allocation - Growth Portfolio - Service Class	N/A	N/A	5.67%	January 12, 2004
Asset Allocation - Moderate Portfolio - Service Class	N/A	N/A	7.45%	January 12, 2004
Asset Allocation - Moderate Growth Portfolio - Service Class	N/A	N/A	9.28%	January 12, 2004
Capital Guardian Value - Service Class	N/A	N/A	13.58%	January 12, 2004
Clarion Real Estate Securities - Service Class	N/A	N/A	31.94%	January 12, 2004
Federated Growth & Income - Service Class	N/A	N/A	5.45%	January 12, 2004
Great Companies - AmericaSM - Service Class	N/A	N/A	-0.26%	January 12, 2004
Great Companies - TechnologySM - Service Class	N/A	N/A	2.15%	January 12, 2004
Janus Growth - Service Class	N/A	N/A	11.33%	January 12, 2004
J.P. Morgan Enhanced Index - Service Class	N/A	N/A	7.78%	January 12, 2004
Marsico Growth - Service Class	N/A	N/A	10.17%	January 12, 2004
Mercury Large Cap Value - Service Class	N/A	N/A	14.91%	January 12, 2004
MFS High Yield - Service Class	N/A	N/A	6.45%	January 12, 2004
Munder Net50 - Service Class	N/A	N/A	5.57%	January 12, 2004
PIMCO Total Return - Service Class	N/A	N/A	1.95%	January 12, 2004
Salomon All Cap - Service Class	N/A	N/A	3.33%	January 12, 2004
T. Rowe Price Equity Income - Service Class	N/A	N/A	11.78%	January 12, 2004
T. Rowe Price Small Cap - Service Class	N/A	N/A	4.86%	January 12, 2004
Templeton Great Companies Global - Service Class	N/A	N/A	3.86%	January 12, 2004
Third Avenue Value - Service Class	N/A	N/A	18.07%	January 12, 2004
Transamerica Balanced - Service Class	N/A	N/A	8.05%	January 12, 2004
Transamerica Convertible Securities - Service Class	N/A	N/A	7.62%	January 12, 2004
Transamerica Equity - Service Class	N/A	N/A	13.35%	January 12, 2004
Transamerica Growth Opportunities - Service Class	N/A	N/A	13.75%	January 12, 2004
Transamerica Small/Mid Cap Value - Service Class	N/A	N/A	12.55%	May 1, 2004
Transamerica U.S. Government Securities - Service Class	N/A	N/A	0.71%	January 12, 2004
Transamerica Value Balanced - Service Class	N/A	N/A	7.25%	January 12, 2004
Van Kampen Emerging Growth - Service Class	N/A	N/A	2.73%	January 12, 2004
Fidelity - VIP Index 500 Portfolio - Service Class 2	N/A	N/A	7.50%	January 12, 2004

The figures in the above table may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

Adjusted Historical Performance Data of the Portfolios. The following performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner’s policy values.

In addition, we may present historical performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Tables 3 and 4 below, we may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence since the inception of the portfolio. Such fees and charges include the mortality and expense risk fee, administrative charge, surrender charge, and any 12b-1 fee, if applicable restated as if the 12b-1 fee had been in existence from the date of inception. Table 3 assumes a surrender of the policy at the end of the period, and therefore the surrender charge is deducted. Table 4 assumes that the policy is not surrendered, and therefore the surrender charge is not deducted. Also, Tables 3 and Table 4 do not reflect the charge of any optional rider.

[This space intentionally left blank]

The following information is also based on the method of calculation described in the SAI. The adjusted historical average annual total returns for periods ended December 31, 2004, were as follows:

TABLE 3

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming A Surrender Charge and no Optional Feartures)

(Total Separate Account Annual Expenses: 1.25%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
AEGON Bond - Service Class	-4.28%	5.51%	5.92%	October 2, 1986
Asset Allocation - Conservative Portfolio - Service Class	5.39%	N/A	3.82%	May 1, 2002
Asset Allocation - Growth Portfolio - Service Class	0.79%	N/A	4.10%	May 1, 2002
Asset Allocation - Moderate Portfolio - Service Class	2.45%	N/A	4.00%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Service Class	4.60%	N/A	4.19%	May 1, 2002
Capital Guardian Value - Service Class	8.04%	4.96%	10.17%	May 27, 1993
Clarion Real Estate Securities - Service Class	25.22%	20.06%	10.93%	May 1, 1998
Federated Growth & Income - Service Class	0.33%	14.14%	11.96%	March 1, 1994
Great Companies - AmericaSM - Service Class	-7.09%	N/A	-2.39%	May 1, 2000
Great Companies - TechnologySM - Service Class	-1.07%	N/A	-19.89%	May 1, 2000
Janus Growth - Service Class	6.80%	-14.01%	9.73%	October 2, 1986
J.P. Morgan Enhanced Index - Service Class	7.80%	-0.84%	8.16%	May 1, 1997
Marsico Growth - Service Class	3.39%	-5.97%	-2.59%	May 3, 1999
Mercury Large Cap Value - Service Class	9.76%	6.32%	7.77%	May 1, 1996
MFS High Yield - Service Class	0.85%	3.31%	2.67%	June 1, 1998
Munder Net50 - Service Class	6.13%	-4.93%	-1.60%	May 3, 1999
PIMCO Total Return - Service Class	-4.37%	N/A	1.98%	May 1, 2002
Salomon All Cap - Service Class	0.25%	3.97%	6.15%	May 3, 1999
T. Rowe Price Equity Income - Service Class	6.10%	5.75%	11.01%	January 3, 1995
T. Rowe Price Small Cap - Service Class	1.45%	-3.70%	2.55%	May 3, 1999
Templeton Great Companies Global - Service Class	0.17%	-11.34%	8.51%	December 3, 1992
Third Avenue Value - Service Class	16.71%	15.04%	11.28%	January 2, 1998
Transamerica Balanced - Service Class	2.20%	N/A	3.37%	May 1, 2002
Transamerica Convertible Securities - Service Class	4.42%	N/A	7.02%	May 1, 2002
Transamerica Equity - Service Class	7.22%	-4.83%	15.73%	February 26, 1969
Transamerica Growth Opportunities - Service Class	8.17%	N/A	8.53%	May 1, 2001
Transamerica Small/Mid Cap Value - Service Class	7.86%	12.23%	14.27%	May 4, 1993
Transamerica U.S. Government Securities - Service Class	-5.67%	3.31%	4.44%	May 13, 1994
Transamerica Value Balanced - Service Class	1.17%	4.41%	6.87%	January 3, 1995
Van Kampen Emerging Growth - Service Class	-1.71%	-14.16%	10.89%	March 1, 1993
Fidelity - VIP Index 500 Portfolio - Service Class 2	1.68%	-5.18%	9.98%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

TABLE 4

Hypothetical (Adjusted Historical) Average Annual Total Returns(1)

(Assuming No Surrender Charge or Optional Features)

(Total Separate Account Annual Expenses: 1.25%)

Portfolio	1 Year	5 Year	10 Year or Inception(2)	Corresponding Portfolio Inception Date
AEGON Bond - Service Class	3.02%	6.03%	6.02%	October 2, 1986
Asset Allocation - Conservative Portfolio - Service Class	12.49%	N/A	5.94%	May 1, 2002
Asset Allocation - Growth Portfolio - Service Class	8.09%	N/A	6.18%	May 1, 2002
Asset Allocation - Moderate Portfolio - Service Class	9.75%	N/A	6.09%	May 1, 2002
Asset Allocation - Moderate Growth Portfolio - Service Class	11.76%	N/A	6.27%	May 1, 2002
Capital Guardian Value - Service Class	14.95%	5.51%	10.27%	May 27, 1993
Clarion Real Estate Securities - Service Class	30.86%	20.16%	11.03%	May 1, 1998
Federated Growth & Income - Service Class	7.63%	14.26%	12.06%	March 1, 1994
Great Companies - AmericaSM - Service Class	0.21%	N/A	-1.26%	May 1, 2000
Great Companies - TechnologySM - Service Class	6.23%	N/A	-17.73%	May 1, 2000
Janus Growth - Service Class	13.80%	-12.64%	9.83%	October 2, 1986
J.P. Morgan Enhanced Index - Service Class	14.72%	-0.01%	8.29%	May 1, 1997
Marsico Growth - Service Class	10.64%	-4.97%	-1.78%	May 3, 1999
Mercury Large Cap Value - Service Class	16.54%	6.79%	7.87%	May 1, 1996
MFS High Yield - Service Class	8.15%	3.96%	3.07%	June 1, 1998
Munder Net50 - Service Class	13.17%	-3.97%	-0.83%	May 3, 1999
PIMCO Total Return - Service Class	2.93%	N/A	4.27%	May 1, 2002
Salomon All Cap - Service Class	7.55%	4.57%	6.55%	May 3, 1999
T. Rowe Price Equity Income - Service Class	13.15%	6.26%	11.11%	January 3, 1995
T. Rowe Price Small Cap - Service Class	8.75%	-2.78%	3.15%	May 3, 1999
Templeton Great Companies Global - Service Class	7.47%	-10.11%	8.61%	December 3, 1992
Third Avenue Value - Service Class	22.97%	15.14%	11.38%	January 2, 1998
Transamerica Balanced - Service Class	9.50%	N/A	5.53%	May 1, 2002
Transamerica Convertible Securities - Service Class	11.60%	N/A	8.84%	May 1, 2002
Transamerica Equity - Service Class	14.19%	-3.87%	15.83%	February 26, 1969
Transamerica Growth Opportunities - Service Class	15.07%	N/A	9.42%	May 1, 2001
Transamerica Small/Mid Cap Value - Service Class	14.78%	12.43%	14.37%	May 4, 1993
Transamerica U.S. Government Securities - Service Class	1.63%	3.96%	4.54%	May 13, 1994
Transamerica Value Balanced - Service Class	8.47%	5.00%	6.97%	January 3, 1995
Van Kampen Emerging Growth - Service Class	5.59%	-12.78%	10.99%	March 1, 1993
Fidelity - VIP Index 500 Portfolio - Service Class 2	8.98%	-4.21%	10.08%	August 27, 1992

(1)	The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
(2)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the prospectuses for the underlying fund portfolios.)

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

5 FOR LIFE RIDER ADJUSTED PARTIAL SURRENDERS

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

WRL Freedom Premier® III Variable Annuity dated May 1, 2005

Example 1 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

Example 2 (5 For Life):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

2

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

3

WRL FREEDOM PREMIER III VARIABLE ANNUITY

Issued by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

Supplement dated May 1, 2005

to the

Statement of Additional Information dated May 1, 2005

LIVING BENEFITS RIDER ADJUSTED PARTIAL SURRENDERS

The following examples show the effect of withdrawals on the benefits under the living benefits rider.

Guaranteed Minimum Accumulation Benefit

Gross partial withdrawals will reduce the guaranteed future value pro rata. The amount of the reduction is equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

Example 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

This Supplement must be accompanied or preceded

by the Statement of Additional Information for the

WRL Freedom Premier III Variable Annuity dated May 1, 2005

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

Example 2:

Assumptions:

PV = $120,000

GFV = $100,000

WD = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

Guaranteed Minimum Withdrawal Benefit

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount pro rata. The amount of the reduction due to the excess withdrawal is equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

2

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed minimum withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

Example 1 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

Example 2 (7% “principal back”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

3

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 7% WD)) * (MRWA – 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (GAWA) + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is effected by the excess withdrawal.

1.	The formula is (EWD / (PV – 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

Step Three. Which is larger, the actual $1,000 excess withdrawal or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

4

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

Example 3 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

Example 4 (5% “for life”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV – 5% WD)) * (MRWA – 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

5

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (GAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed minimum withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV – 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

6

STATEMENT OF ADDITIONAL INFORMATION

WRL FREEDOM PREMIER® III VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA U

Offered by

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Premier® III Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio (“WRL”). A copy of the prospectus dated May 1, 2005 may be obtained by calling 1-800-851-9777, or by writing to the Western Reserve Life Assurance Co. of Ohio, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, FL 33758-9051. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2005

2

GLOSSARY OF TERMS

Accumulation Unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Adjusted Policy Value—The policy value increased or decreased by any excess interest adjustments.

Administrative and Service Office—Western Reserve Life Assurance Co. of Ohio, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, FL 33758-9051.

Annuitant— The person on whose life any death benefit or annuity payments involving life contingencies will be based.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least four years after the policy date and may not be later than the last day of the policy month following the month after the annuitant attains age 95. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Beneficiary—The person who has the right to the death benefit as set forth in the policy.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value— The adjusted policy value less any applicable surrender charge.

Code—The Internal Revenue Code of 1986, as amended.

Enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Interest Adjustment—A positive or negative adjustment to amounts partially withdrawn, surrendered, or applied to annuity payment options from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by WRL since the date any payment was received by (or an amount was transferred to) the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon partial withdrawal, surrender, or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

Excess Partial Withdrawal—The portion of a partial withdrawal that exceeds the penalty free amount.

Fixed Account—One or more investment choices under the policy that are part of WRL’s general assets and which are not in the separate account.

3

Guaranteed Period Options—The various guaranteed interest rate periods of the fixed account, which WRL may offer and into which premiums may be paid or amounts may be transferred.

Nonqualified Policy—A policy other than a qualified policy.

Owner— The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value—On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	partial withdrawals (including the net effect of any applicable excess interest adjustment and/or surrender charges on such partial withdrawals); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	losses in the separate account; minus

•	service charges, rider fees, premium taxes, and transfer fees and other charges, if any.

Policy Year—A policy year begins on the date in which the policy becomes effective and on each anniversary thereof.

Premium Payment—An amount paid to WRL by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA U, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Service Charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount—A subdivision within the separate account, the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment depending upon the length of time from the date of each premium payment. The surrender charge is assessed on partial withdrawals and surrenders during the accumulation phase. A surrender charge may also be referred to as a “contingent deferred sales charge.”

4

Valuation Period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives WRL the information it requires and is received at the administrative and service office. For some transactions, WRL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements WRL establishes for such notices.

5

In order to supplement the description in the prospectus, the following provides additional information about WRL and the policy, which may be of interest to a prospective purchaser.

THE POLICY—GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with WRL’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and a spouse in a community or marital property state.

Unless WRL has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment WRL has made or action WRL has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made over the new owner’s lifetime or for a period certain that does not extend beyond that new owner’s life expectancy, provided that the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between WRL and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

6

Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, WRL will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by WRL shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by WRL due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to WRL.

Addition, Deletion, or Substitution of Investments

WRL cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. WRL retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. WRL reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in WRL’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of WRL, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by WRL. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. WRL may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment, or other conditions warrant such change. In the event any subaccount is eliminated, WRL will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, WRL will reinvest the amounts in the subaccount that invests in the Transamerica Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

WRL may in the future make additional investment options available to contract owners (although it is not obligated to do so). WRL may create new separate accounts or add new subaccounts to the separate account, or combine subaccounts, or add new underlying fund portfolios. WRL cannot guarantee that the current investment options will always be available. WRL does not control the underlying mutual funds, and they could stop selling new shares, merge with other funds, or liquidate, all without the permission or consent of WRL. For these or other reasons, WRL may remove existing subaccounts and underlying mutual funds or substitute a new fund for an existing fund, or transfer the assets of the separate account to another account or accounts (or otherwise combine the separate account with another account or accounts), but only to the extent permitted by applicable law and with such approvals from securities and insurance regulators as are necessary. In the event of any such substitution or change, WRL may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change WRL may also vote shares in the underlying funds in its own right, or deregister the separate account under the 1940 Act, again only to the extent permitted by applicable law and with such approvals as are necessary. In the event of such deregistration, the separate account would continue to invest in mutual funds or other investment options as directed by contract owners.

7

Excess Interest Adjustment

Money that you partially withdraw or surrender from, transfer out of, or apply to an annuity payment option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. At the time you request a partial withdrawal or surrender, if interest rates set by WRL have risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if interest rates have fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.

Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial withdrawals and transfers from the guaranteed period option, plus interest at the policy’s minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.

The formula that will be used to determine the excess interest adjustment is:

S* (G-C)* (M/12)

S	=	Gross amount being partially withdrawn or surrendered that is subject to the excess interest adjustment

G	=	Guaranteed interest rate in effect for the policy

C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%.

M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.

*	=	multiplication

^	=	exponentiation

8

Example 1 (Surrender, rates increase by 3%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21

Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21

10% of premium	= $50,000.00 * .10 = $5,000.00

Penalty free amount at middle of policy year 2	= $5,000.00

Amount free of excess interest adjustment	= $4,181.21

Amount subject to excess interest adjustment	= $54,181.21 – $4,181.21 = $50,000.00

Excess interest adjustment floor	= $50,000.00 * (1.015) ^ 1.5 = $51,129.21

Excess interest adjustment

G = .055
C = .085
M = 42

Excess interest adjustment	= S* (G-C)* (M/12)

= $50,000.00 * (.055-.085) * (42/12)

= $-5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to

$51,129.21 - $54,181.21 = $-3,052.00

Adjusted policy value	= policy value + excess interest adjustment = $54,181.21 + ($-3,052.00) = $51,129.21

Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = $4,181.21

Portion of penalty-free amount which is deducted from premium	= $5,000 – $4, 181.21 = $818.79

Surrender charges	= ($50,000.00 – $818.79)* .08 = $3,934.50

Net surrender value at middle of policy year 2	= $51,129.21 - $3,934.50 = $47,194.71

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

9

Example 2 (Surrender, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Surrender:	Middle of policy year 2

Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21

Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21

10% of premium	= $50,000.00 * .10 = $5,000.00

Penalty free amount at middle of policy year 2	= $5,000.00

Amount free of excess interest adjustment	= $4,181.21

Amount subject to excess interest adjustment	= $54,181.21 – $4,181.21 = $50,000.00

Excess interest adjustment floor	= $50,000.00 * (1.015) ^ 1.5 = $51,129.21

Excess interest adjustment

G = .055
C = .045
M = 42

Excess interest adjustment	= S* (G-C)* (M/12)

= $50,000.00 * (.055-.045) * (42/12) = $1,750.00

Adjusted policy value	= $54,181.21 + $1,750.00 = $55,931.21

Portion of penalty-free amount which is deducted from cumulative earnings	= cumulative earnings = $4,181.21

Portion of penalty-free amount which is deducted from premium	= $5,000.00 – $4, 181.21 = $818.79

Surrender charges	= ($50,000.00 – $818.79) * .08 = $3,934.50

Net surrender value at middle of policy year 2	= $55,931.21 - $3,934.50 = $51,996.71

Upon full surrender of the policy, the minimum cash value will never be less than that required by the nonforfeiture laws of your state.

On a partial withdrawal, WRL will pay the policyholder the full amount of partial withdrawal requested (as long as the policy value is sufficient). Amounts withdrawaled will reduce the policy value by an amount equal to:

R - E + SC

R	=	the requested partial withdrawal;

E	=	the excess interest adjustment; and

SC	=	the surrender charges on (EPW - E); where

EPW	=	the excess partial withdrawal amount.

10

Example 3 (Partial Withdrawal, rates increase by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial withdrawal:	$20,000 (requested withdrawal amount after penalties); middle of policy year 2

Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21

Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21

10% of premium	= $50,000.00 * .10 = $5,000.00

Penalty free amount at middle of policy year 2	= $5,000.00

Amount free of excess interest adjustment	= $4,181.21

Excess interest adjustment/surrender charge

S = $20,000 – $4,181.21 = $15,818.79

G = .055
C = .065
M = 42

E = $15,818.79 * (.055 - .065) * (42/12) = $-553.66

EPW = $20,000.00 - $5,000.00 = $15,000.00

To receive the full $20,000 partial withdrawal amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = $15,000/(1 - .08) = $16,304.35

SC = .08 * ($16,304.35 – ($-553.66)) = $1,348.64

Remaining policy value at middle of policy year 2	= $54,181.21 - (R - E + surrender charge)

= $54,181.21 - ($20,000.00 - ($-553.66) + $1,348.64) = $32,278.91

Example 4 (Partial Withdrawal, rates decrease by 1%):

Single premium:	$50,000.00

Guarantee period:	5 Years

Guarantee rate:	5.50% per annum

Partial withdrawal:	$20,000; middle of policy year 2

Policy value at middle of policy year 2	= $50,000.00 * (1.055) ^ 1.5 = $54,181.21

Cumulative earnings	= $54,181.21 – $50,000.00 = $4,181.21

10% of premium	= $50,000.00 * .10 = $5,000.00

Penalty free amount at middle of policy year 2	= $5,000.00

Amount free of excess interest adjustment	= $4,181.21

Excess interest adjustment/surrender charge

S = $20,000 – $4,181.21 = $15,818.79

G = .055
C = .045
M = 42

E = $15,818.79 * (.055 - .045)* (42/12) = $553.66

EPW = $20,000.00 - $5,000.00 = $15,000.00

To receive the full $20,000 partial withdrawal amount, we must “gross-up” the EPW amount to account for the surrender charges to be deducted. This is done by dividing the EPW by (1 – surrender charge).

New EPW = $15,000/(1 - .08) = $16,304.35

SC = .08 * ($16,304.35 – $553.66) = $1,260.06

Remaining policy value at middle of policy year 2	= $54,181.21 - (R - E + surrender charge)

= $54,181.21 - ($20,000.00 – $553.66 + $1,260.06) = $33,474.81

11

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, WRL reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to WRL’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by WRL at its administrative and service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made using (1) life income with level payments for 10 years certain, using the existing adjusted policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) in a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount WRL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells WRL in writing and WRL agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For variable annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under applicable law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by WRL

12

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units that are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Withdrawal. The amount of your guaranteed minimum death benefit is reduced due to a partial withdrawal by and amount called the adjusted partial withdrawal. The reduction amount depends on the relationship between your death benefit and policy value. The adjusted partial withdrawal is equal to (1) multiplied by (2), where:

(1)	is the gross partial withdrawal amount

(2)	is the adjustment factor = current death proceeds prior to the gross partial withdrawal divided by the policy value prior to the gross partial withdrawal.

The following examples describe the effect of a partial withdrawal on the guaranteed minimum death benefit and policy value.

Example 1

(Assumed Facts for Example)

$75,000	current guaranteed minimum death benefit before partial withdrawal
$50,000	current policy value before partial withdrawal
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested partial withdrawal (requested amount including penalties)
$5,000	surrender charge-free amount (assumes penalty free surrender is available)
$10,000	excess partial withdrawal (amount subject to surrender charge)
$100	excess interest adjustment (assumes interest rates have decreased since initial guarantee)
$594	surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06* ($10,000 - $100)
$10,494	reduction in policy value due to excess partial withdrawal = $10,000 - $100 + $594
$15,494	total Gross Partial Withdrawal
$23,241	adjusted partial withdrawal = ($15,494) * ($75,000) / ($50,000)
$51,759	new guaranteed minimum death benefit (after partial withdrawal) = $75,000 – $23,241
$34,506	new policy value (after partial withdrawal) = $50,000 - $15,494

13

Summary:

Reduction in guaranteed minimum death benefit	= $	23,241
Reduction in policy value	= $	15,494

Note, guaranteed minimum death benefit is reduced more than the policy value since the guaranteed minimum death benefit was greater than the policy value just prior to the partial withdrawal.

Example 2

(Assumed Facts for Example)

$50,000	current guaranteed minimum death benefit before partial withdrawal
$75,000	current policy value before partial withdrawal
$75,000	current death proceeds
6%	current surrender charge percentage
$15,000	requested partial withdrawal (requested amount including penalties)
$7,500	surrender charge-free amount (assumes penalty free surrender is available)
$7,500	excess partial withdrawal (amount subject to surrender charge)
$-100	excess interest adjustment (assumes interest rates have increased since initial guarantee)
$456	surrender charge on (excess partial withdrawal less excess interest adjustment) = 0.06*[($7500 - ($-100)]
$8,056	reduction in policy value due to excess partial withdrawal = $7500 - ($-100) + $456 = $7500 + $100 + $456
$15,556	total Gross Partial Withdrawal = $7,500 + $8,056
$15,556	adjusted partial withdrawal = ($15,556) * ($75,000) / ($75,000)
$34,444	new guaranteed minimum death benefit (after partial withdrawal) = $50,000 - $15,556
$59,444	new policy value (after partial withdrawal) = $75,000 - $15,556

Summary:

Reduction in guaranteed minimum death benefit	= $	15,556
Reduction in policy value	= $	15,556

Note, the guaranteed minimum death benefit and policy value are reduced by the same amount since the policy value was higher than the guaranteed minimum death benefit just prior to the partial withdrawal.

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, along with any other proof required by or satisfactory to WRL will constitute due proof of death.

Upon receipt at our administrative and service office of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as WRL has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is in effect which would prevent such an election.

14

Assignment

During the lifetime of the annuitant, the owner may assign any rights or benefits provided by the policy if the policy is a nonqualified policy. An assignment will not be binding on WRL until a copy has been filed at its administrative and service office. The owner’s rights and benefits and those of the beneficiary are subject to the rights of the assignee. WRL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with WRL, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Qualified policies may not be assigned except as otherwise allowed by law.

Evidence of Survival

WRL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until WRL receives such evidence.

Non-Participating

The policy will not share in WRL’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by WRL and approved by one of WRL’s officers. No registered representative has authority to change or waive any provision of the policy.

WRL reserves the right to amend the policy to meet the requirements of any federal or state law or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee, or bona-fide full-time employee of WRL or its affiliated companies or their immediate family. In such a case, WRL may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs WRL experiences on those purchases. WRL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which WRL is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

15

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the partial withdrawal or surrender request, times (b) the number of payments remaining, discounted using a discount rate.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on the anniversary of your annuitization. Without stabilized payments, each payment throughout the annuitization year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of partial withdrawal and surrender values, death benefits, and transfers. On your annuitization anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

Hypothetical Changes in Annuity Units with Stabilized Payments*

AIR	5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment	$500

		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

16

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

The following discussion is based on the assumption that the policy qualifies as an annuity contract for federal income tax purposes.

Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

17

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are withdrawn or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies, “taxable eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or an employee’s spouse or former spouse as beneficiary or alternate payee) from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding do not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

18

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must contain certain provisions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older), except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; and (vii) the entire interest of the owner is non-forfeitable. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 ½ (unless certain exceptions apply) are subject to a 10% penalty tax.

The Internal Revenue Service has not reviewed the policy for qualification as an IRA and has not addressed in a ruling of general applicability whether the death benefit options and riders available with the policies comport with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2004, $3,500 if age 50 or older). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

19

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit sharing plan. Therefore, employers using the policy in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to

20

each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by WRL to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

(Assumes Double Enhanced Death Benefit)

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C) - E
D

Where: A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

Assume A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

Assume C = 0

D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

Assume D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees. Assume E totals 1.65% on an annual basis; on a daily basis, this equals .000044838.

21

Then, the net investment factor =	($11.57 + 0 - 0) - .000044838 = Z = 1.014867443
($11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where: A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the annual assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a) is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b) is the net investment factor for that subaccount for the valuation period; and

(c) is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share credit or charge for any taxes reserved for, which WRL determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is currently 1.25% higher at a rate of 2.50%).

22

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The policy also contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where: A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y = $Z
$1,000

23

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where: A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X = Z
$Y

BENEFICIARY EARNINGS ENHANCEMENT - EXTRA II RIDER —

ADDITIONAL INFORMATION

Assume the Beneficiary Earnings Enhancement- Extra II is added to a new policy opened with $100,000 initial premium. The client is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The client adds $25,000 premium in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds is $145,000.

EXAMPLE

Policy value on rider date (equals initial policy value since new policy)	$100,000
Additional death benefit during first rider year	$0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000)	$605
Additional death benefit during 2nd rider year (= sum of total rider fees paid)	$605

Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= policy value less premiums added since rider date = $115,000 – $0)	$115,000

Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000
Rider benefit base in 4th rider year prior to withdrawal (= policy value less premiums added since rider date = $145,000 - $25,000)	$120,000
Rider benefit base in 4th rider year after withdrawal (policy value less premiums added since rider date =$110,000 - $25,000)	$85,000

Rider benefit base (= $130,000 - $25,000)	$105,000
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$31,500
Total death proceeds (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500

24

HISTORICAL PERFORMANCE DATA

Money Market Yields

WRL may from time to time disclose the current annualized yield of the Transamerica Money Market Subaccount and the Access U.S. Government Money Market Subaccount (collectively, the “Money Market Subaccount”), which invests in the Transamerica Money Market Portfolio or the Access U.S. Government Money Market Subaccount, respectively (collectively, the “Money Market Portfolio”), for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments partially withdrawn and surrendered based on the number of years since the premium payment was made. However, surrender charges will not be assessed after the eighth policy year.

WRL may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the

25

disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

Other Subaccount Yields

WRL may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charges and (ii) the mortality and expense risk fee. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U -UV)) + 1)6 –1)

Where:

NI	=	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.
ES	=	Expenses of the subaccount for the 30-day period.
U	=	The average number of units outstanding.
UV	=	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular policy. Surrender charges range from 8.5% to 0% of the amount of premium payments partially withdrawn and surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

WRL may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which WRL calculates on each business day based on the

26

performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

WRL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

WRL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

PUBLISHED RATINGS

WRL may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service, and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of WRL. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s

27

Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF WRL

WRL is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of WRL for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine WRL’s contract liabilities and reserves so that the Department may determine the items are correct. WRL’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, WRL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

WRL performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by WRL. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, WRL will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments WRL sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE POLICIES

We currently offer the Contracts on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

AFSG serves as principal underwriter for the Contracts. AFSG’s home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. AFSG is an affiliate of Western Reserve and, like Western Reserve, is an indirect, wholly owned subsidiary of AEGON USA. AFSG is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD, Inc. AFSG is not a member of the Securities Investor Protection Corporation.

The Contracts are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with AFSG. Sales representatives are appointed as our insurance agents.

During fiscal year 2004, the amounts paid to AFSG in connection with all Contracts sold through the separate account

28

was $23,629,460.63. AFSG passes through commissions it receives to selling firms for their sales and does not retain any portion of them. We and our affiliates provide paid-in capital to AFSG and pay for AFSG’s operating and other expenses, including overhead, legal and accounting fees.

We and/or AFSG, TCI or ISI may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the Contracts in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Contracts; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We and/or AFSG may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, WRL will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result WRL determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

The owner has the voting interest in the selected portfolios. Before the annuity commencement date, the number of votes that the owner has the right to instruct will be calculated separately for each subaccount. The number of votes the owner has the right to instruct for a particular subaccount will be determined by dividing the policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. WRL will solicit voting instructions by sending, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by WRL in which the owner, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

WRL makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment options or charges.

29

CUSTODY OF ASSETS

WRL holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from WRL’s general account assets. WRL maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by WRL’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of WRL.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to WRL relating to certain matters under the federal securities laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory-basis financial statements and schedules of Western Reserve and the audited financial statements of certain subaccounts of the Separate Account have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309. The financial statements audited by Ernst & Young LLP are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The financial statements of the Separate Account at December 31, 2004 and for the periods disclosed in the financial statements, and the financial statements and schedules of Western Reserve at December 31, 2004 and 2003, and for each of the three years in the period ended December 31, 2004, appearing herein, have been audited by Ernst & Young LLP, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The value of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). The statutory-basis financial statements and schedules of Western Reserve Life Assurance Co. of Ohio, which are included in this SAI, should be considered only as bearing on the ability of WRL to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

30

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For policies purchased prior to May 1, 2005)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

	Year	2.15%			2.05%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2004	$1.00	$1.011824	0	$1.00	$1.012796	27,931
Asset Allocation - Conservative Portfolio - Service Class(1)	2004	$1.00	$1.047686	0	$1.00	$1.048678	71,030
Asset Allocation - Growth Portfolio - Service Class(1)	2004	$1.000000	$1.088240	189,843	$1.000000	$1.089276	0
Asset Allocation - Moderate Portfolio - Service Class(1)	2004	$1.000000	$1.065294	52,510	$1.000000	$1.066293	8,737
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.083498	142,308	$1.000000	$1.084524	0
Captial Guardian Value - Service Class(1)	2004	$1.000000	$1.126059	4,960	$1.000000	$1.127132	0
Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.308141	59	$1.000000	$1.309380	0
Federated Growth & Income - Service Class(1)	2004	$1.000000	$1.045464	3,101	$1.000000	$1.046457	0
Great Companies - AmericaSM - Service Class(1)	2004	$1.000000	$0.988878	0	$1.000000	$0.989814	0
Great Companies - TechnologySM - Service Class(1)	2004	$1.000000	$1.012781	3,675	$1.000000	$1.013742	0
Janus Growth - Service Class(1)	2004	$1.000000	$1.103822	183	$1.000000	$1.104871	0
J.P. Morgan Enhanced Index - Service Class(1)	2004	$1.000000	$1.068598	1,455	$1.000000	$1.069610	0
Marsico Growth - Service Class(1)	2004	$1.000000	$1.092269	3,596	$1.000000	$1.093303	0
Mercury Large Cap Value - Service Class(1)	2004	$1.000000	$1.139257	1,608	$1.000000	$1.140335	0
MFS High Yield - Service Class(1)	2004	$1.000000	$1.055385	0	$1.000000	$1.056377	2,120
Munder Net50 - Service Class(1)	2004	$1.000000	$1.046645	3,820	$1.000000	$1.047632	0
PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.010797	0	$1.000000	$1.011757	0
Salomon All Cap - Service Class(1)	2004	$1.000000	$1.024427	4,850	$1.000000	$1.025396	0
T. Rowe Price Equity Income - Service Class(1)	2004	$1.000000	$1.108275	3,113	$1.000000	$1.109322	0
T. Rowe Price Small Cap - Service Class(1)	2004	$1.000000	$1.039589	3,788	$1.000000	$1.040562	0
Templeton Great Companies Global - Service Class(1)	2004	$1.000000	$1.029760	0	$1.000000	$1.030733	0
Third Avenue Value - Service Class(1)	2004	$1.000000	$1.170655	6,604	$1.000000	$1.171772	5,211
Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.071240	1,932	$1.000000	$1.072252	0

31

	Year	2.15%			2.05%
Subaccount		Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.066963	2,195	$1.000000	$1.067988	0
Transamerica Equity - Service Class(1)	2004	$1.000000	$1.123845	989	$1.000000	$1.124911	5,404
Transamerica Growth Opportunities - Service Class(1)	2004	$1.000000	$1.127803	4,280	$1.000000	$1.128869	0
Transamerica Money Market - Service Class(1)	2004	$1.000000	$0.986822	0	$1.000000	$0.987757	0
Transamerica Small/Mid Cap Value - Service Class(1)	2004	$1.000000	$1.118916	0	$1.000000	$1.119635	0
Transamerica U.S. Government Securities - Service Class(1)	2004	$1.000000	$0.998533	0	$1.000000	$0.999483	0
Transamerica Value Balanced - Service Class(1)	2004	$1.000000	$1.063376	1,707	$1.000000	$1.064383	13,607
Van Kampen Emerging Growth - Service Class(1)	2004	$1.000000	$1.018533	1,519	$1.000000	$1.019505	0
Access U.S. Government Money Market Portfolio(1)	2004	$1.000000	$0.979584	0	$1.000000	$0.980501	0
Potomac Dow 30 Plus Portfolio(1)	2004	$1.000000	$1.006877	0	$1.000000	$1.007824	0
Potomac Mid Cap Plus Portfolio(1)	2004	$1.000000	$1.131928	0	$1.000000	$1.132645	0
Potomac OTC Plus Portfolio(1)	2004	$1.000000	$1.042297	0	$1.000000	$1.043291	0
Potomac Small Cap Plus Portfolio(1)	2004	$1.000000	$1.231521	0	$1.000000	$1.232328	0
Potomac U.S./Short Portfolio(1)	2004	$1.000000	$0.795683	0	$1.000000	$0.796202	0
Wells S&P REIT Index Portfolio(1)	2004	$1.000000	$1.252022	1,035	$1.000000	$1.253213	0
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2004	$1.000000	$1.065846	9,207	$1.000000	$1.066866	0

(1)	Subaccount Inception Date January 12, 2004.

32

		2.00%			1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2004	$1.000000	$1.013271	57,759	$1.000000	$1.015194	24,714
Asset Allocation - Conservative Portfolio - Service Class(1)	2004	$1.000000	$1.049174	647,802	$1.000000	$1.051177	117,236
Asset Allocation - Growth Portfolio - Service Class(1)	2004	$1.000000	$1.089791	536,798	$1.000000	$1.091862	24,604
Asset Allocation - Moderate Portfolio - Service Class(1)	2004	$1.000000	$1.066800	183,584	$1.000000	$1.068838	407,908
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.085037	298,129	$1.000000	$1.087101	153,509
Captial Guardian Value - Service Class(1)	2004	$1.000000	$1.127667	29,226	$1.000000	$1.129811	111,638
Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.310008	183,330	$1.000000	$1.312492	22,275
Federated Growth & Income - Service Class(1)	2004	$1.000000	$1.046966	194,139	$1.000000	$1.048963	739,063
Great Companies - AmericaSM - Service Class(1)	2004	$1.000000	$0.990290	355	$1.000000	$0.992181	58,573
Great Companies - TechnologySM - Service Class(1)	2004	$1.000000	$1.014232	0	$1.000000	$1.016170	0
Janus Growth - Service Class(1)	2004	$1.000000	$1.105406	51,319	$1.000000	$1.107497	96,519
J.P. Morgan Enhanced Index - Service Class(1)	2004	$1.000000	$1.070117	3,376	$1.000000	$1.072162	0
Marsico Growth - Service Class(1)	2004	$1.000000	$1.093825	0	$1.000000	$1.095900	60,060
Mercury Large Cap Value - Service Class(1)	2004	$1.000000	$1.140878	30,731	$1.000000	$1.143055	61,859
MFS High Yield - Service Class(1)	2004	$1.000000	$1.056876	9,551	$1.000000	$1.058897	0
Munder Net50 - Service Class(1)	2004	$1.000000	$1.048140	0	$1.000000	$1.050138	0
PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.012252	14,655	$1.000000	$1.014174	17,123
Salomon All Cap - Service Class(1)	2004	$1.000000	$1.025892	70,034	$1.000000	$1.027843	115,638
T. Rowe Price Equity Income - Service Class(1)	2004	$1.000000	$1.109860	10,507	$1.000000	$1.111976	503,925
T. Rowe Price Small Cap - Service Class(1)	2004	$1.000000	$1.041075	60,510	$1.000000	$1.043050	7,703
Templeton Great Companies Global - Service Class(1)	2004	$1.000000	$1.031227	61,136	$1.000000	$1.033186	0
Third Avenue Value - Service Class(1)	2004	$1.000000	$1.172313	179,408	$1.000000	$1.174568	534,566
Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.072767	0	$1.000000	$1.074797	10,107

33

		2.00%			1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.068486	29,726	$1.000000	$1.070527	4,933
Transamerica Equity - Service Class(1)	2004	$1.000000	$1.125436	115,965	$1.000000	$1.127590	504,708
Transamerica Growth Opportunities - Service Class(1)	2004	$1.000000	$1.129408	49,201	$1.000000	$1.131551	406,453
Transamerica Money Market - Service Class(1)	2004	$1.000000	$0.988233	14,013	$1.000000	$0.990115	146,039
Transamerica Small/Mid Cap Value - Service Class(1)	2004	$1.000000	$1.120015	0	$1.000000	$1.121464	0
Transamerica U.S. Government Securities - Service Class(1)	2004	$1.000000	$0.999949	59,762	$1.000000	$1.001856	0
Transamerica Value Balanced - Service Class(1)	2004	$1.000000	$1.064891	165	$1.000000	$1.066920	39,018
Van Kampen Emerging Growth - Service Class(1)	2004	$1.000000	$1.019987	53,097	$1.000000	$1.021931	316
Access U.S. Government Money Market Portfolio(1)	2004	$1.000000	$0.980978	0	$1.000000	$0.982849	0
Potomac Dow 30 Plus Portfolio(1)	2004	$1.000000	$1.008308	0	$1.000000	$1.010227	0
Potomac Mid Cap Plus Portfolio(1)	2004	$1.000000	$1.133036	0	$1.000000	$1.134493	0
Potomac OTC Plus Portfolio(1)	2004	$1.000000	$1.043776	0	$1.000000	$1.045770	0
Potomac Small Cap Plus Portfolio(1)	2004	$1.000000	$1.232727	0	$1.000000	$1.234322	0
Potomac U.S./Short Portfolio(1)	2004	$1.000000	$0.796457	0	$1.000000	$0.797495	0
Wells S&P REIT Index Portfolio(1)	2004	$1.000000	$1.253807	7,807	$1.000000	$1.256208	0
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2004	$1.000000	$1.067366	331	$1.000000	$1.069396	0

(1)	Subaccount Inception Date January 12, 2004.

34

		1.75%			1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2004	$1.000000	$1.015688	318	$1.000000	$1.016655	118,294
Asset Allocation - Conservative Portfolio - Service Class(1)	2004	$1.000000	$1.051679	153,645	$1.000000	$1.052679	145,797
Asset Allocation - Growth Portfolio - Service Class(1)	2004	$1.000000	$1.092380	273,496	$1.000000	$1.093433	338,120
Asset Allocation - Moderate Portfolio - Service Class(1)	2004	$1.000000	$1.069339	370,007	$1.000000	$1.070364	1,190,495
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.087623	322,064	$1.000000	$1.088663	1,592,183
Captial Guardian Value - Service Class(1)	2004	$1.000000	$1.130350	454	$1.000000	$1.131434	29,325
Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.313124	4,429	$1.000000	$1.314375	147,785
Federated Growth & Income - Service Class(1)	2004	$1.000000	$1.049446	47,292	$1.000000	$1.050447	160,487
Great Companies - AmericaSM - Service Class(1)	2004	$1.000000	$0.992652	0	$1.000000	$0.993598	51,625
Great Companies - TechnologySM - Service Class(1)	2004	$1.000000	$1.016647	0	$1.000000	$1.017613	35,850
Janus Growth - Service Class(1)	2004	$1.000000	$1.108029	341	$1.000000	$1.109090	4,945
J.P. Morgan Enhanced Index - Service Class(1)	2004	$1.000000	$1.072669	0	$1.000000	$1.073690	7,399
Marsico Growth - Service Class(1)	2004	$1.000000	$1.096431	1,597	$1.000000	$1.097477	52,674
Mercury Large Cap Value - Service Class(1)	2004	$1.000000	$1.143595	3,633	$1.000000	$1.144691	46,783
MFS High Yield - Service Class(1)	2004	$1.000000	$1.059404	0	$1.000000	$1.060419	73,006
Munder Net50 - Service Class(1)	2004	$1.000000	$1.050636	370	$1.000000	$1.051646	35,518
PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.014644	90	$1.000000	$1.015619	106,402
Salomon All Cap - Service Class(1)	2004	$1.000000	$1.028330	8,401	$1.000000	$1.029303	67,028
T. Rowe Price Equity Income - Service Class(1)	2004	$1.000000	$1.112496	37,593	$1.000000	$1.113539	227,837
T. Rowe Price Small Cap - Service Class(1)	2004	$1.000000	$1.043546	548	$1.000000	$1.044549	41,623
Templeton Great Companies Global - Service Class(1)	2004	$1.000000	$1.033675	4,453	$1.000000	$1.034671	19,971
Third Avenue Value - Service Class(1)	2004	$1.000000	$1.175119	42,094	$1.000000	$1.176238	346,955
Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.075310	896	$1.000000	$1.076344	42,751

35

		1.75%			1.65%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.071037	91	$1.000000	$1.072053	17,945
Transamerica Equity - Service Class(1)	2004	$1.000000	$1.128132	38,733	$1.000000	$1.129217	292,768
Transamerica Growth Opportunities - Service Class(1)	2004	$1.000000	$1.132100	35,590	$1.000000	$1.133182	60,957
Transamerica Money Market - Service Class(1)	2004	$1.000000	$0.990590	0	$1.000000	$0.991537	251,348
Transamerica Small/Mid Cap Value - Service Class(1)	2004	$1.000000	$1.121826	6,613	$1.000000	$1.122560	158,144
Transamerica U.S. Government Securities - Service Class(1)	2004	$1.000000	$1.002340	0	$1.000000	$1.003297	23,751
Transamerica Value Balanced - Service Class(1)	2004	$1.000000	$1.067427	1,326	$1.000000	$1.068440	49,872
Van Kampen Emerging Growth - Service Class(1)	2004	$1.000000	$1.022418	364	$1.000000	$1.023390	0
Access U.S. Government Money Market Portfolio(1)	2004	$1.000000	$0.983333	0	$1.000000	$0.984256	0
Potomac Dow 30 Plus Portfolio(1)	2004	$1.000000	$1.010713	0	$1.000000	$1.011681	29,734
Potomac Mid Cap Plus Portfolio(1)	2004	$1.000000	$1.134870	0	$1.000000	$1.135607	0
Potomac OTC Plus Portfolio(1)	2004	$1.000000	$1.046261	0	$1.000000	$1.047268	1,909
Potomac Small Cap Plus Portfolio(1)	2004	$1.000000	$1.234728	326	$1.000000	$1.235532	825
Potomac U.S./Short Portfolio(1)	2004	$1.000000	$0.797766	0	$1.000000	$0.798277	850
Wells S&P REIT Index Portfolio(1)	2004	$1.000000	$1.256804	298	$1.000000	$1.258004	156,457
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2004	$1.000000	$1.069906	0	$1.000000	$1.070934	58,557

(1)	Subaccount Inception Date January 12, 2004.

36

		1.55%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2004	$1.000000	$1.017634	13,953	$1.000000	$1.018111	516,091
Asset Allocation - Conservative Portfolio - Service Class(1)	2004	$1.000000	$1.053690	483,632	$1.000000	$1.054196	6,701,588
Asset Allocation - Growth Portfolio - Service Class(1)	2004	$1.000000	$1.094471	499,542	$1.000000	$1.094982	17,684,973
Asset Allocation - Moderate Portfolio - Service Class(1)	2004	$1.000000	$1.071383	800,045	$1.000000	$1.071902	26,223,695
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.089702	1,065,423	$1.000000	$1.090230	28,100,111
Captial Guardian Value - Service Class(1)	2004	$1.000000	$1.132503	241	$1.000000	$1.133054	956,535
Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.315630	14,371	$1.000000	$1.316249	1,651,781
Federated Growth & Income - Service Class(1)	2004	$1.000000	$1.051461	84,908	$1.000000	$1.051964	2,536,735
Great Companies - AmericaSM - Service Class(1)	2004	$1.000000	$0.994540	14,959	$1.000000	$0.995014	644,412
Great Companies - TechnologySM - Service Class(1)	2004	$1.000000	$1.018587	14,627	$1.000000	$1.019068	183,808
Janus Growth - Service Class(1)	2004	$1.000000	$1.110152	6,939	$1.000000	$1.110677	391,086
J.P. Morgan Enhanced Index - Service Class(1)	2004	$1.000000	$1.074724	47,047	$1.000000	$1.075235	853,056
Marsico Growth - Service Class(1)	2004	$1.000000	$1.098514	106	$1.000000	$1.099053	1,103,114
Mercury Large Cap Value - Service Class(1)	2004	$1.000000	$1.145782	6,683	$1.000000	$1.146312	113,004
MFS High Yield - Service Class(1)	2004	$1.000000	$1.061423	18,845	$1.000000	$1.061939	272,650
Munder Net50 - Service Class(1)	2004	$1.000000	$1.052640	3,871	$1.000000	$1.053142	588,059
PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.016595	6,260	$1.000000	$1.017090	545,625
Salomon All Cap - Service Class(1)	2004	$1.000000	$1.030303	85,270	$1.000000	$1.030790	1,199,447
T. Rowe Price Equity Income - Service Class(1)	2004	$1.000000	$1.114629	43,560	$1.000000	$1.115158	1,109,395
T. Rowe Price Small Cap - Service Class(1)	2004	$1.000000	$1.045545	7,469	$1.000000	$1.046038	887,232
Templeton Great Companies Global - Service Class(1)	2004	$1.000000	$1.035653	8,794	$1.000000	$1.036150	773,955
Third Avenue Value - Service Class(1)	2004	$1.000000	$1.177373	73,880	$1.000000	$1.177910	2,506,585
Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.077376	999	$1.000000	$1.077883	280,106

37

		1.55%			1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.073087	7,134	$1.000000	$1.073591	315,647
Transamerica Equity - Service Class(1)	2004	$1.000000	$1.130276	25,615	$1.000000	$1.130826	1,439,964
Transamerica Growth Opportunities - Service Class(1)	2004	$1.000000	$1.134258	634	$1.000000	$1.134801	1,541,201
Transamerica Money Market - Service Class(1)	2004	$1.000000	$0.992483	89,823	$1.000000	$0.992959	4,555,720
Transamerica Small/Mid Cap Value - Service Class(1)	2004	$1.000000	$1.123299	23,802	$1.000000	$1.123655	251,948
Transamerica U.S. Government Securities - Service Class(1)	2004	$1.000000	$1.004258	9,993	$1.000000	$1.004737	270,027
Transamerica Value Balanced - Service Class(1)	2004	$1.000000	$1.069462	0	$1.000000	$1.069971	571,632
Van Kampen Emerging Growth - Service Class(1)	2004	$1.000000	$1.024370	6,073	$1.000000	$1.024849	235,877
Access U.S. Government Money Market Portfolio(1)	2004	$1.000000	$0.985159	5,326	$1.000000	$0.985665	287,651
Potomac Dow 30 Plus Portfolio(1)	2004	$1.000000	$1.012652	448	$1.000000	$1.013133	247,933
Potomac Mid Cap Plus Portfolio(1)	2004	$1.000000	$1.136346	0	$1.000000	$1.136719	17,134
Potomac OTC Plus Portfolio(1)	2004	$1.000000	$1.048270	46	$1.000000	$1.048765	185,389
Potomac Small Cap Plus Portfolio(1)	2004	$1.000000	$1.236333	0	$1.000000	$1.236738	144,651
Potomac U.S./Short Portfolio(1)	2004	$1.000000	$0.798804	0	$1.000000	$0.799062	0
Wells S&P REIT Index Portfolio(1)	2004	$1.000000	$1.259198	7,910	$1.000000	$1.259809	338,274
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2004	$1.000000	$1.071957	108,358	$1.000000	$1.072471	414,039

(1)	Subaccount Inception Date January 12, 2004.

38

		1.30%			1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
AEGON Bond - Service Class(1)	2004	$1.000000	$1.020058	2,505,827	$1.000000	$1.020550	578,796
Asset Allocation - Conservative Portfolio - Service Class(1)	2004	$1.000000	$1.056206	7,438,702	$1.000000	$1.056719	7,503,001
Asset Allocation - Growth Portfolio - Service Class(1)	2004	$1.000000	$1.097088	7,770,366	$1.000000	$1.097614	10,035,215
Asset Allocation - Moderate Portfolio - Service Class(1)	2004	$1.000000	$1.073956	12,455,817	$1.000000	$1.074467	22,424,620
Asset Allocation - Moderate Growth Portfolio - Service Class(1)	2004	$1.000000	$1.092308	10,731,921	$1.000000	$1.092831	18,940,718
Captial Guardian Value - Service Class(1)	2004	$1.000000	$1.135222	3,437,050	$1.000000	$1.135763	671,525
Clarion Real Estate Securities - Service Class(1)	2004	$1.000000	$1.318771	1,113,098	$1.000000	$1.319407	1,226,832
Federated Growth & Income - Service Class(1)	2004	$1.000000	$1.053978	2,847,654	$1.000000	$1.054486	2,845,832
Great Companies - AmericaSM - Service Class(1)	2004	$1.000000	$0.996925	627,410	$1.000000	$0.997400	580,827
Great Companies - TechnologySM - Service Class(1)	2004	$1.000000	$1.021023	46,702	$1.000000	$1.021512	115,795
Janus Growth - Service Class(1)	2004	$1.000000	$1.112806	130,728	$1.000000	$1.113331	472,620
J.P. Morgan Enhanced Index - Service Class(1)	2004	$1.000000	$1.077296	34,763	$1.000000	$1.077814	1,591,931
Marsico Growth - Service Class(1)	2004	$1.000000	$1.101150	1,015,581	$1.000000	$1.101675	389,681
Mercury Large Cap Value - Service Class(1)	2004	$1.000000	$1.148513	180,955	$1.000000	$1.149081	180,932
MFS High Yield - Service Class(1)	2004	$1.000000	$1.063970	365,297	$1.000000	$1.064471	280,788
Munder Net50 - Service Class(1)	2004	$1.000000	$1.055163	567,215	$1.000000	$1.055671	316,895
PIMCO Total Return - Service Class(1)	2004	$1.000000	$1.019031	1,557,580	$1.000000	$1.019517	647,922
Salomon All Cap - Service Class(1)	2004	$1.000000	$1.032766	951,346	$1.000000	$1.033259	1,141,234
T. Rowe Price Equity Income - Service Class(1)	2004	$1.000000	$1.117290	1,033,205	$1.000000	$1.117827	1,192,977
T. Rowe Price Small Cap - Service Class(1)	2004	$1.000000	$1.048051	883,026	$1.000000	$1.048551	424,410
Templeton Great Companies Global - Service Class(1)	2004	$1.000000	$1.038135	326,218	$1.000000	$1.038628	986,140
Third Avenue Value - Service Class(1)	2004	$1.000000	$1.180178	1,738,042	$1.000000	$1.180749	2,201,142
Transamerica Balanced - Service Class(1)	2004	$1.000000	$1.079942	181,833	$1.000000	$1.080469	426,075

39

		1.30%			1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units	Beginning AUV	Ending AUV	# Units
Transamerica Convertible Securities - Service Class(1)	2004	$1.000000	$1.075663	566,998	$1.000000	$1.076169	213,495
Transamerica Equity - Service Class(1)	2004	$1.000000	$1.132991	1,309,387	$1.000000	$1.133532	2,090,656
Transamerica Growth Opportunities - Service Class(1)	2004	$1.000000	$1.136968	601,677	$1.000000	$1.137520	590,910
Transamerica Money Market - Service Class(1)	2004	$1.000000	$0.994856	1,604,429	$1.000000	$0.995342	3,399,298
Transamerica Small/Mid Cap Value - Service Class(1)	2004	$1.000000	$1.125134	287,684	$1.000000	$1.125499	280,786
Transamerica U.S. Government Securities - Service Class(1)	2004	$1.000000	$1.006658	344,681	$1.000000	$1.007147	525,455
Transamerica Value Balanced - Service Class(1)	2004	$1.000000	$1.072028	1,636,832	$1.000000	$1.072534	408,280
Van Kampen Emerging Growth - Service Class(1)	2004	$1.000000	$1.026824	135,312	$1.000000	$1.027325	846,034
Access U.S. Government Money Market Portfolio(1)	2004	$1.000000	$0.987584	20,882	$1.000000	$0.987992	132,747
Potomac Dow 30 Plus Portfolio(1)	2004	$1.000000	$1.015067	87,241	$1.000000	$1.015551	279,096
Potomac Mid Cap Plus Portfolio(1)	2004	$1.000000	$1.138224	14,919	$1.000000	$1.138574	15,422
Potomac OTC Plus Portfolio(1)	2004	$1.000000	$1.050778	65,379	$1.000000	$1.051275	144,368
Potomac Small Cap Plus Portfolio(1)	2004	$1.000000	$1.238376	29,389	$1.000000	$1.238759	115,264
Potomac U.S./Short Portfolio(1)	2004	$1.000000	$0.800117	0	$1.000000	$0.800383	0
Wells S&P REIT Index Portfolio(1)	2004	$1.000000	$1.262208	253,682	$1.000000	$1.262816	418,953
Fidelity - VIP Index 500 Portfolio - Service Class 2(1)	2004	$1.000000	$1.074523	270,086	$1.000000	$1.075035	382,634

(1)	Subaccount Inception Date January 12, 2004.

40

FINANCIAL STATEMENTS AND SCHEDULES– STATUTORY

BASIS

Western Reserve Life Assurance Co. of Ohio

Years Ended December 31, 2004, 2003, and 2002

Western Reserve Life Assurance Co. of Ohio

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2004, 2003, and 2002

Report of Independent Registered Public Accounting Firm

The Board of Directors

Western Reserve Life Assurance Co. of Ohio

We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2004 and 2003, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2004. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, whose practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2004 and 2003, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2004.

1

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 2004 and 2003, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2004, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 Western Reserve Life Assurance Co. of Ohio changed various accounting policies to be in accordance with Actuarial Guideline 39.

Des Moines, Iowa

February 18, 2005

2

Western Reserve Life Assurance Co. of Ohio

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Amounts)

	December 31
	2004	2003
Admitted assets
Cash and invested assets:
Bonds	$670,025	$724,633
Common stocks:
Affiliated entities (cost: 2004 - $2,693 and 2003 - $2,043)	30,647	14,546
Other (cost: 2004 - $-0- and 2003 - $302)	—	646
Mortgage loans on real estate	16,912	9,668
Home office properties	41,003	41,817
Cash and short-term investments	23,579	70,716
Receivable for securities	295	—
Policy loans	279,658	268,892
Other invested assets	18,473	20,682

Total cash and invested assets	1,080,592	1,151,600

Net deferred income tax asset	32,838	30,682
Premiums deferred and uncollected	3,024	1,939
Reinsurance receivable	2,621	5,290
Receivable from parent, subsidiaries and affiliates	33,133	23,760
Accrued investment income	7,649	7,626
Cash surrender value of life insurance policies	57,331	55,024
Other admitted assets	6,314	5,815
Separate account assets	8,875,501	8,116,308

Total admitted assets	$10,099,003	$9,398,044

3

	December 31
	2004	2003
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$445,432	$425,296
Annuity	771,293	808,079
Life policy and contract claim reserves	22,229	12,939
Liability for deposit-type contracts	15,320	14,040
Other policyholders’ funds	36	34
Remittances and items not allocated	12,078	12,602
Federal and foreign income taxes payable	17,992	13,016
Transfers to separate account due or accrued	(454,760)	(446,188)
Asset valuation reserve	10,057	6,505
Interest maintenance reserve	3,711	2,909
Funds held under coinsurance and other reinsurance treaties	23,411	29,936
Payable for securities	31,061	3,369
Other liabilities	50,166	62,411
Separate account liabilities	8,873,056	8,108,413

Total liabilities	9,821,082	9,053,361

Capital and surplus:
Common stock, $1.00 par value, 3,000,000 shares authorized and 2,500,000 shares issued and outstanding	2,500	2,500
Paid-in surplus	150,107	150,107
Unassigned surplus	125,314	192,076

Total capital and surplus	277,921	344,683

Total liabilities and capital and surplus	$10,099,003	$9,398,044

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$573,363	$553,345	$611,194
Annuity	575,450	891,360	1,131,849
Net investment income	90,794	87,731	48,498
Amortization of interest maintenance reserve	705	952	1,080
Commissions and expense allowances on reinsurance ceded	1,224	(131)	10,427
Reserve adjustments on reinsurance ceded	(2,037)	7,151	51,453
Income from fees associated with investment management, administration and contract guarantees for separate accounts	99,953	88,477	89,854
Other income	6,993	6,092	5,698

	1,346,445	1,634,977	1,950,053
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health	68,009	68,800	60,473
Surrender benefits	880,353	998,461	816,174
Other benefits	48,555	33,586	40,010
Increase (decrease) in aggregate reserves for policies and contracts:
Life	20,136	7,302	18,807
Annuity	(36,786)	79,886	384,817

	980,267	1,188,035	1,320,281
Insurance expenses:
Commissions	144,462	133,578	167,582
General insurance expenses	94,805	98,778	111,330
Taxes, licenses and fees	16,316	15,750	20,571
Net transfers to/from separate accounts	(53,443)	20,393	344,773
Other expenses	249	1,163	507

	202,389	269,662	644,763

Total benefits and expenses	1,182,656	1,457,697	1,965,044

Gain (loss) from operations before dividends to policyholders, federal income tax expense (benefit) and net realized capital gains (losses) on investments	163,789	177,280	(14,991)
Dividends to policyholders	31	31	33

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments	163,758	177,249	(15,024)
Federal income tax expense (benefit)	42,354	55,430	(2,141)

Income (loss) from operations before net realized capital gains (losses) on investments	121,404	121,819	(12,883)
Net realized capital gains (losses) on investments (net of related federal income taxes and amounts transferred to interest maintenance reserve)	39	(357)	(1,387)

Net income (loss)	$121,443	$121,462	$(14,270)

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at January 1, 2002	$2,500	$150,107	$95,118	$247,725
Net loss	—	—	(14,270)	(14,270)
Change in net unrealized capital gains and losses	—	—	7,352	7,352
Change in non-admitted assets	—	—	(14,715)	(14,715)
Change in asset valuation reserve	—	—	(5,305)	(5,305)
Change in liability for reinsurance in unauthorized companies	—	—	(1,133)	(1,133)
Cumulative effect of change in accounting principles	—	—	(6,789)	(6,789)
Change in surplus in separate accounts	—	—	(1,072)	(1,072)
Change in net deferred income tax asset	—	—	29,670	29,670
Dividend to stockholder	—	—	(24,000)	(24,000)
Tax benefits on stock options exercised	—	—	28	28
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2002	2,500	150,107	63,699	216,306
Net income	—	—	121,462	121,462
Change in net unrealized capital gains and losses	—	—	(6,216)	(6,216)
Change in non-admitted assets	—	—	(8,855)	(8,855)
Change in asset valuation reserve	—	—	3,099	3,099
Change in liability for reinsurance in unauthorized companies	—	—	1,133	1,133
Change in surplus in separate accounts	—	—	2,084	2,084
Change in net deferred income tax asset	—	—	16,855	16,855
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)

Balance at December 31, 2003	2,500	150,107	192,076	344,683

6

Western Reserve Life Assurance Co. of Ohio

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Paid-In Surplus	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2003	$2,500	$150,107	$192,076	$344,683
Net income	—	—	121,443	121,443
Change in net unrealized capital gains and losses	—	—	12,477	12,477
Change in non-admitted assets	—	—	(23,892)	(23,892)
Change in asset valuation reserve	—	—	(3,552)	(3,552)
Change in surplus in separate accounts	—	—	356	356
Change in net deferred income tax asset	—	—	26,679	26,679
Dividend to stockholder	—	—	(200,000)	(200,000)
Surplus effect of reinsurance transaction	—	—	(1,185)	(1,185)
Contributed surplus related to stock appreciation rights plan of indirect parent	—	—	912	912

Balance at December 31, 2004	$2,500	$150,107	$125,314	$277,921

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Operating activities
Premiums collected, net of reinsurance	$1,148,270	$1,446,609	$1,740,602
Net investment income received	97,348	88,528	47,685
Miscellaneous income received	103,115	98,059	158,186
Benefit and loss related payments	(985,923)	(1,104,098)	(917,590)
Commissions, expenses paid and aggregate write-ins for deductions	(255,745)	(251,495)	(293,555)
Net transfers to separate accounts and protected cell accounts	51,024	(74,921)	(245,977)
Dividends paid to policyholders	(31)	(31)	(34)
Federal and foreign income taxes received (paid)	(38,301)	(72,358)	5,694

Net cash provided by operating activities	119,757	130,293	495,011

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	639,637	634,124	487,270
Stocks	683	—	100
Mortgage loans on real estate	258	1,218	3,288
Real estate	—	873	—
Other invested assets	—	—	7
Miscellaneous proceeds	30,831	—	102

Total investment proceeds	671,409	636,215	490,767

Cost of investments acquired:
Bonds	(588,219)	(1,051,086)	(723,455)
Stocks	(650)	(1,500)	(100)
Mortgage loans on real estate	(7,500)	—	—
Real estate	(67)	(35)	(6)
Other invested assets	(544)	(4,870)	(2,902)
Miscellaneous applications	(295)	—	—

Total cost of investments acquired	(597,275)	(1,057,491)	(726,463)
Net decrease (increase) in policy loans	(10,766)	7,046	9,239

Net cost of investments acquired	(608,041)	(1,050,445)	(717,224)

Net cash provided by (used in) investing activities	63,368	(414,230)	(226,457)

8

Western Reserve Life Assurance Co. of Ohio

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2004	2003	2002
Financing and miscellaneous activities
Cash provided (applied):
Net deposits on deposit-type contracts and other insurance liabilities	830	853	(3,597)
Dividends to stockholders	(200,000)	—	(24,000)
Other cash provided (applied)	(31,092)	(51,760)	23,523

Net cash used in financing and miscellaneous activities	(230,262)	(50,907)	(4,074)

Net increase (decrease) in cash and short-term investments	(47,137)	(334,844)	264,480

Cash and short-term investments at beginning of year	70,716	405,560	141,080

Cash and short-term investments at end of year	$23,579	$70,716	$405,560

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands)

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

Western Reserve Life Assurance Co. of Ohio (the Company) is a stock life insurance company and is a wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect, wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company’s products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company’s new life insurance, and a portion of new annuities, are written through an affiliated marketing organization.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and

10

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

11

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

Nonadmitted Assets: Certain assets designated as “nonadmitted” are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

12

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets

13

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains or losses are reported in unassigned surplus. Common stocks of the Company’s wholly owned affiliates are recorded at the GAAP basis equity in net assets. Home office properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other “admitted assets” are valued principally at cost.

14

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in fair value that is other than temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

During 2004, 2003, and 2002 net realized capital gains (losses) of $1,507, $402, and $(322), respectively, were credited to the IMR rather than being immediately recognized in the statements of operations. Amortization of these net gains aggregated $705, $952, and $1,080, for the years ended December 31, 2004, 2003, and 2002, respectively.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. Investment income due and accrued of $231, $44, and $0 has been excluded for the years ended December 31, 2004, 2003, and 2002, respectively, with respect to such practices.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Revenues are recognized when due. Premiums received and benefits paid for annuity

15

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid.

Aggregate Reserves for Policies

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies has also been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 4.00 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and are amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

16

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders.

The investment risks associated with market value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist (See notes 5 and 7). The Company received variable contract premiums of $1,061,630, $1,240,215, and $ 1,335,079 in 2004, 2003, and 2002, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contract holders have no claim against the assets of the general account.

Stock Option Plan and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to capital and surplus. The Company recorded an expense of $912 for the year ended December 31, 2004.

17

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Reclassifications

Certain reclassifications have been made to the 2003 and 2002 financial statements to conform to the 2004 presentation.

2. Accounting Changes

On December 31, 2002, the Company adopted the provisions of Actuarial Guideline 39 (Guideline 39). The purpose of Guideline 39 is to interpret the standards for the valuation of reserves for guaranteed living benefits included in variable deferred and immediate annuity contracts. The Company had previously provided reserves for such guarantees based on the accumulation of the amount charged to policyholders for these benefits. The cumulative effect of adopting Guideline 39 on December 31, 2002, was $6,789, which was charged directly to unassigned surplus as a change in accounting principle.

18

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

Investment Securities: Fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common stocks of unaffiliated entities are based on quoted market prices.

Mortgage Loans on Real Estate and Policy Loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

Separate Account Assets: The fair value of separate account assets are based on quoted market prices.

Investment Contracts Liabilities: Fair values for the Company’s liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Separate Account Annuity Liabilities: Separate account annuity liabilities approximate the market value of the separate account assets.

Receivable for Securities and Payable for Securities: The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair values.

19

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Fair values for the Company’s insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2004		2003
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets
Cash and short-term investments	$23,579	$23,579	$70,716	$70,716
Bonds	670,025	675,032	724,633	735,591
Common stocks, other than affiliates	—	—	646	646
Mortgage loans on real estate	16,912	18,502	9,668	10,795
Receivable for securities	295	295	—	—
Policy loans	279,658	279,658	268,892	268,892
Separate account assets	8,875,501	8,875,501	8,116,308	8,116,308

Liabilities
Investment contract liabilities	786,613	783,509	822,119	819,715
Payable for securities	31,061	31,061	3,369	3,369
Separate account annuity liabilities	5,742,629	5,742,629	5,400,842	5,400,842

20

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments

The carrying amount and estimated fair value of investments in bonds are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2004
Bonds:
United States Government and agencies	$211,659	$498	$—	$806	$211,351
State, municipal and other government	4,616	350	—	—	4,966
Public utilities	29,478	1,075	—	16	30,537
Industrial and miscellaneous	199,430	6,251	615	1,213	203,853
Mortgage and other asset-backed securities	224,842	685	215	987	224,325

Total bonds	$670,025	$8,859	$830	$3,022	$675,032

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 months or more	Gross Unrealized Losses less than 12 months	Estimated Fair Value
December 31, 2003
Bonds:
United States Government and agencies	$239,928	$1,557	$—	$154	$241,331
State, municipal and other government	3,595	319	—	—	3,914
Public utilities	31,628	1,266	—	5	32,889
Industrial and miscellaneous	222,029	8,358	138	883	229,366
Mortgage and other asset-backed securities	227,453	1,475	3	834	228,091

Total bonds	$724,633	$12,975	$141	$1,876	$735,591

The estimated fair value of bonds with gross unrealized losses is as follows:

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2004
Bonds:
United States Government and agencies	$—	$175,961	$175,961
Public utilities	—	3,135	3,135
Industrial and miscellaneous	4,751	90,964	95,715
Mortgage and other asset-backed securities	10,594	142,172	152,766

	$15,345	$412,232	$427,577

21

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

	Losses 12 months or more	Losses less than 12 months	Total
December 31, 2003
Bonds:
United States Government and agencies	$—	$20,108	$20,108
State, municipal and other government	—	—
Public utilities	—	2,984	2,984
Industrial and miscellaneous	381	46,853	47,234
Mortgage and other asset-backed securities	258	103,288	103,546

	$639	$173,233	$173,872

The carrying amount and fair value of bonds at December 31, 2004, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$32,611	$32,591
Due one through five years	298,351	299,455
Due five through ten years	78,613	82,046
Due after ten years	35,608	36,615

	445,183	450,707
Mortgage and other asset-backed securities	224,842	224,325

	$670,025	$675,032

The Company regularly monitors industry sectors and individual debt securities for signs of impairment, including length of time and extent to which the market value of debt securities has been less than cost; industry risk factors; financial condition and near-term prospects of the issuer; and nationally recognized credit rating agency rating changes. Additionally for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A specific security is considered to be impaired when it is determined that it is probable that not all amounts due (both principal and interest) will be collected as scheduled. Consideration is also given to management’s intent and ability to hold a security until maturity or until fair value will recover.

22

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

A detail of net investment income is presented below:

	Year Ended December 31
	2004	2003	2002
Interest on bonds	$32,456	$27,431	$9,357
Dividends from common stock of affiliated entities	39,460	40,033	16,921
Interest on mortgage loans on real estate	769	792	871
Rental income on home office properties	7,440	7,747	7,381
Interest on policy loans	16,739	16,592	17,364
Other investment income	1,180	2,020	3,308

Gross investment income	98,044	94,615	55,202

Investment expenses	(7,250)	(6,884)	(6,704)

Net investment income	$90,794	$87,731	$48,498

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

	Year Ended December 31
	2004	2003	2002
Proceeds	$639,637	$634,124	$487,270

Gross realized gains	$3,718	$447	$2,119
Gross realized losses	(1,249)	(107)	(3,955)

Net realized gains (losses)	$2,469	$340	$(1,836)

At December 31, 2004, bonds with an aggregate carrying value of $3,052 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

23

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

Net realized capital gains (losses) on investments and change in unrealized capital gains and losses are summarized below:

	Realized Year Ended December 31
	2004	2003	2002
Bonds	$2,469	$340	$(1,836)
Other invested assets	—	—	102

	2,469	340	(1,734)

Tax benefit (expense)	(923)	(296)	26
Transfer to (from) interest maintenance reserve	(1,507)	(401)	321

Net realized capital gains (losses) on investments	$39	$(357)	$(1,387)

	Changes in Unrealized Year Ended December 31
	2004	2003	2002
Common stocks	$15,107	$(3,259)	$10,576
Mortgage loans on real estate	—	—	350
Other invested assets	(2,630)	(2,957)	(3,574)

Change in unrealized capital gains and losses	$12,477	$(6,216)	$7,352

Gross unrealized gains (losses) on common stocks were as follows:

	Unrealized December 31
	2004	2003
Unrealized gains	$29,544	$13,654
Unrealized losses	(1,590)	(807)

Net unrealized gains	$27,954	$12,847

24

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

4. Investments (continued)

During 2004, the Company issued one mortgage loan at an interest rate of 5.67%. During 2003 and 2002, the Company did not issue any mortgage loans. The Company requires all mortgages to carry fire insurance equal to the value of the underlying property.

During 2004, 2003, and 2002, no mortgage loans were foreclosed and transferred to real estate. At December 31, 2004 and 2003, the Company held a mortgage loan loss reserve in the asset valuation reserve of $137 and $92, respectively.

5. Reinsurance

The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

Premiums earned reflect the following reinsurance ceded amounts for the year ended December 31:

	Year Ended December 31
	2004	2003	2002
Direct premiums	$1,202,558	$1,504,347	$1,854,568
Reinsurance ceded	(53,745)	(59,642)	(111,525)

Net premiums earned	$1,148,813	$1,444,705	$1,743,043

The Company received reinsurance recoveries in the amount of $31,129, $30,055, and $30,380 during 2004, 2003 and 2002, respectively. At December 31, 2004 and 2003, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $9,905 and $4,534, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2004 and 2003 of $68,708 and $72,516, respectively.

25

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

5. Reinsurance (continued)

During 2001, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded the obligation for future guaranteed minimum death benefits included in certain of its variable annuity contracts. The difference between the initial premiums ceded of $37,176 and the reserve credit taken of $55,408 was credited directly to unassigned surplus on a net of tax basis. Over the course of this reinsurance treaty, the experience of the underlying policies will be reflected as a reduction to the amount initially credited to surplus. During 2004, 2003, and 2002, the amount charged directly to unassigned surplus was $1,185. At December 31, 2004, the Company holds collateral in the form of letters of credit of $91,800 from the ceding company.

6. Income Taxes

The main components of deferred tax amounts are as follows:

	December 31
	2004	2003
Deferred income tax assets:
§807(f) adjustment	$122	$261
Tax basis deferred acquisition costs	91,620	89,467
Reserves	120,055	106,540
Other	8,158	8,594

Total deferred income tax assets	$219,955	$204,862

Deferred income tax assets – nonadmitted	$107,119	$82,596

Deferred income tax liabilities:
§807(f) adjustment – liabilities	$79,417	$90,797
Other	581	787

Total deferred income tax liabilities	$79,998	$91,584

26

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

The change in net deferred income tax assets and deferred income tax assets – nonadmitted are as follows:

	Year Ended December 31
	2004	2003
Change in net deferred income tax asset	$26,679	$16,855
Change in deferred income tax assets - nonadmitted	24,523	8,957

Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses) on investments for the following reasons:

	Year Ended December 31
	2004	2003	2002
Income tax expense (benefit) computed at the federal statutory rate (35%)	$57,315	$62,037	$(5,259)
Deferred acquisition costs – tax basis	2,153	4,149	11,920
Amortization of IMR	(247)	(333)	(378)
Depreciation	(267)	(290)	(413)
Dividends received deduction	(19,960)	(20,808)	(9,863)
Low income housing credits	(3,157)	(3,150)	(2,914)
Prior year over accrual	(13,204)	(11,583)	(27,856)
Reinsurance transactions	(415)	(415)	(415)
Reserves	22,156	27,407	34,358
Other	(2,020)	(1,584)	(1,321)

Federal income tax expense (benefit)	$42,354	$55,430	$(2,141)

27

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its parent and other affiliated companies. Under the terms of a tax sharing agreement between the Company and it affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies’ alternative minimum taxable income.

Prior to 1984, as provided for under the Life insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the “policyholders’ surplus account” (PSA). No federal income taxes have been provided for in the financial statements on income deferred in the PSA ($293 at December 31, 2004). To the extent that dividends are paid from the amount accumulated in the PSA, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the PSA account become taxable, the tax thereon computed at the current rates would amount to approximately $103.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 2000. An examination is underway for 2001 through 2003.

28

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes

A portion of the Company’s policy reserves and other policyholders’ funds relate to liabilities established on a variety of the Company’s products, primarily separate accounts that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

	December 31
	2004		2003
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal with market value adjustment	$14,821	0%	$11,308	0%
Subject to discretionary withdrawal at book value less surrender charge	260,441	4%	311,643	5%
Subject to discretionary withdrawal at market value	5,742,629	87%	5,400,842	86%
Subject to discretionary withdrawal at book value (minimal or no charges or adjustments)	556,284	9%	556,620	9%
Not subject to discretionary withdrawal	14,326	0%	13,556	0%

	6,588,501	100%	6,293,969	100%

Less reinsurance ceded	50,473		62,146

Total policy reserves on annuities and deposit fund liabilities	$6,538,028		$6,231,823

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2004	2003	2002
Transfers as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$1,061,629	$1,240,215	$1,335,079
Transfers from separate accounts	1,113,867	1,221,216	990,726

Net transfers to separate accounts	(52,238)	18,999	344,353

Other	(1,205)	1,394	420

Transfers as reported in the summary of operations of the life, accident and health annual statement	$(53,443)	$20,393	$344,773

29

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed living benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Income Benefit	$1,746,000	$17,700	$3,500
2003	Guaranteed Minimum Income Benefit	$1,648,000	$13,600	$4,000

For Variable Annuities with Guaranteed Living Benefits (“VAGLB”), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

At December 31, 2004 and 2003, the Company had variable annuities with guaranteed death benefits as follows:

Year	Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
2004	Guaranteed Minimum Death Benefit	$6,151,000	$61,900	$44,200
2003	Guaranteed Minimum Death Benefit	$6,191,000	$70,300	$55,200

For Variable Annuities with Minimum Guaranteed Death Benefits (“MGDB”), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

30

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2004 and 2003, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:

	Gross	Loading	Net
December 31, 2004
Ordinary direct renewal business	$1,085	$337	$1,422
Ordinary new business	1,183	419	1,602

	$2,268	$756	$3,024

December 31, 2003
Ordinary direct renewal business	$387	$126	$513
Ordinary new business	1,337	89	1,426

	$1,724	$215	$1,939

8. Dividend Restrictions

The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory surplus as of the preceding December 31, or (b) statutory gain from operations before net realized capital gains (losses) for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2005, without the prior approval of insurance regulatory authorities, is $121,404.

31

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

9. Capital and Surplus

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2004, the Company meets the RBC requirements.

10. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

During 2004, 2003 and 2002, the Company sold $45,723, $31,554, and $33,160, respectively, of agent balances without recourse to Money Services, Inc., an affiliated company. The Company did not realize a gain or loss as a result of the sale.

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. Pension expense aggregated $1,303, $1,507, and $1,734 for the years ended December 31, 2004, 2003, and 2002, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $807, $858, and $967 for the years ended December 31, 2004, 2003, and 2002, respectively.

32

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

11. Retirement and Compensation Plans (continued)

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2004, 2003, and 2002 was insignificant. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $157, $153, and $203 for the years ended December 31, 2004, 2003, and 2002, respectively.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2004, 2003, and 2002, the Company paid $108,339, $19,705, and $20,371, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 2004, 2003, and 2002, the Company received $89,072, $5,775, and $3,673, respectively, for such services, which approximates their cost.

Receivables from and payables to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2004, 2003, and 2002, the Company paid net interest of $520, $435, and $256, respectively, to affiliates.

33

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

12. Related Party Transactions (continued)

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate. At December 31, 2004 and 2003, the cash surrender value of these policies was $57,331 and $55,024, respectively.

The company paid common stock dividends of $200,000 and $24,000 during 2004 and 2002, respectively. The dividend paid in 2004 was approved by the Insurance Department of the State of Ohio as an extraordinary dividend.

13. Commitments and Contingencies

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $3,404 and $3,423 and an offsetting premium tax benefit of $743 and $762 at December 31, 2004 and 2003, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense was $374, $24, and $70, for the years ended December 31, 2004, 2003, and 2002, respectively.

The Company may lend securities to approved broker and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could

34

Western Reserve Life Assurance Co. of Ohio

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands)

13. Commitments and Contingencies (continued)

experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2004 and 2003, the value of securities loaned amounted to $189 and $124,332, respectively.

There continues to be significant federal and state regulatory activity relating to financial services companies. The Company and certain of its affiliates have been examined by, and received requests for information from, the staff of the Securities and Exchange Commission (“SEC”). In particular, the Company continues to respond to requests for documents and information from the SEC staff in connection with an ongoing investigation, which has included requests for testimony by the Company, its personnel and other related persons regarding potential market timing and matters affecting certain employees and affiliates of the Company.

A number of other companies in this industry have announced settlements of enforcement actions with various regulatory agencies such as the SEC; those settlements have encompassed a wide range of remediation including injunctive relief, monetary penalties, and restitution. The Company and its affiliates are working with the SEC in regard to this matter; however, the exact resolution cannot be determined at this time. Although it is not possible to provide a meaningful estimate of the range of potential outcomes at this time, the Company does not believe the resolution will be material to its financial position.

35

Statutory-Basis Financial

Statement Schedules

Western Reserve Life Assurance Co. of Ohio

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2004

Schedule I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States Government and government agencies and authorities	$211,732	$211,427	$211,732
States, municipalities, and political subdivisions	45,103	45,105	45,103
Foreign governments	4,115	4,458	4,115
Public utilities	29,478	30,537	29,478
All other corporate bonds	379,597	383,505	379,597

Total fixed maturities	670,025	675,032	670,025

Mortgage loans on real estate	16,912		16,912
Home office properties	41,003		41,003
Policy loans	279,658		279,658
Cash and short-term investments	23,579		23,579
Other invested assets	18,473		18,473
Receivable for securities	295		295

Total investments	$1,049,945		$1,049,945

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

36

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III

	Future Policy Benefits and Expenses	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*
Year ended December 31, 2004
Individual life	$431,843	$22,129	$572,975	$32,781
Group life and health	13,589	100	388	964
Annuity	771,293	—	575,450	57,049

	$1,216,725	$22,229	$1,148,813	$90,794

Year ended December 31, 2003
Individual life	$412,473	$12,763	$552,849	$31,348
Group life and health	12,823	176	496	944
Annuity	808,079	—	891,360	55,439

	$1,233,375	$12,939	$1,444,705	$87,731

Year ended December 31, 2002
Individual life	$404,935	$12,874	$610,634	$21,194
Group life and health	13,059	100	560	639
Annuity	728,193	—	1,131,849	26,665

	$1,146,187	$12,974	$1,743,043	$48,498

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

37

Western Reserve Life Assurance Co. of Ohio

Supplementary Insurance Information

(Dollars in Thousands)

Schedule III (continued)

	Benefits, Claims, Losses and Settlement Expenses	Other Operating Expenses*	Premium Written
Year ended December 31, 2004
Individual life	$208,923	$263,981	$—
Group life and health	887	1,260	790
Annuity	770,457	(62,852)	—

	$980,267	$202,389	$790

Year ended December 31, 2003
Individual life	$185,642	$275,352	$—
Group life and health	2,530	(769)	863
Annuity	999,863	(4,921)	—

	$1,188,035	$269,662	$863

Year ended December 31, 2002
Individual life	$176,010	$484,535	$—
Group life and health	5,626	(4,316)	917
Annuity	1,138,645	164,544	—

	$1,320,281	$644,763	$917

*	Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

38

Western Reserve Life Assurance Co. of Ohio

Reinsurance

(Dollars in Thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2004
Life insurance in force	$81,890,006	$30,314,062	$—	$51,575,944	0%

Premiums:
Individual life	$615,380	$42,405	$—	$572,975	0%
Group life and health	790	402	—	388	0
Annuity	586,388	10,938	—	575,450	0

	$1,202,558	$53,745	$—	$1,148,813	0%

Year ended December 31, 2003
Life insurance in force	$79,220,097	$25,368,242	$—	$53,851,855	0%

Premiums:
Individual life	$593,641	$40,792	$—	$552,849	0%
Group life	863	367		496	0
Annuity	909,843	18,483		891,360	0

	$1,504,347	$59,642	$—	$1,444,705	0%

Year ended December 31, 2002
Life insurance in force	$79,096,314	$21,759,884	$—	$57,336,430	0%

Premiums:
Individual life	$653,642	$43,008	$—	$610,634	0%
Group life	917	357	—	560	0
Annuity	1,200,009	68,160	—	1,131,849	0

	$1,854,568	$111,525	$—	$1,743,043	0%

39

FINANCIAL STATEMENTS

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

For the period January 12, 2004 (Commencement of Operations) through December 31, 2004

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Financial Statements

December 31, 2004

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

WRL Freedom Premium III Variable Annuity

Western Reserve Life Assurance Company of Ohio

We have audited the accompanying statements of assets and liabilities of Western Reserve Life Assurance Company of Ohio Separate Account VA U (comprised of the AEGON Bond, Asset Allocation – Conservative, Asset Allocation – Growth, Asset Allocation – Moderate, Asset Allocation – Moderate Growth, Capital Guardian Value, Clarion Real Estate Securities, Federated Growth and Income, Great Companies – AmericaSM, Great Companies – TechnologySM, Janus Growth, J.P. Morgan Enhanced Index, Marsico Growth, Mercury Large Cap Value, MFS High Yield, Munder Net50, PIMCO Total Return, Salomon All Cap, T.Rowe Price Equity Income, T.Rowe Price Small Cap, Templeton Great Companies Global, Third Avenue Value, Transamerica Balanced, Transamerica Convertible Securities, Transamerica Equity, Transamerica Growth Opportunities, Transamerica Money Market, Transamerica Small/MidCap Value, Transamerica U.S. Government Securities, Transamerica Value Balanced, Van Kampen Emerging Growth, Access U.S. Government Money Market, Potomac Dow 30 Plus, Potomac MidCap Plus, Potomac OTC Plus, Potomac Small Cap Plus, Potomac U.S./Short, Wells S&P REIT Index, Fidelity – VIP Index 500, Transamerica U.S. Government Securities – PAM Fund subaccounts), which are available for investment by contract owners of WRL Freedom Premier III Variable Annuity as of December 31, 2004, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management,

1

and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Western Reserve Life Assurance Company of Ohio Separate Account VA U which are available for investment by contract owners of WRL Freedom Premier III Variable Annuity at December 31, 2004, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

                    /s/ Ernst & Young LLP

Des Moines, Iowa

January 31, 2005

2

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	AEGON Bond Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount
Assets
Investment in securities:
Number of shares	305,929.862	2,040,988.949	3,403,221.853	5,691,303.788

Cost	$4,012,263	$23,240,233	$37,325,158	$64,216,007

Investments in mutual funds, at net asset value	$3,918,962	$24,553,097	$40,940,759	$68,807,863
Receivable for units sold	—	—	—	—

Total assets	3,918,962	24,553,097	40,940,759	68,807,863

Liabilities
Payable for units redeemed	55	903	2,800	2,948

	$3,918,907	$24,552,194	$40,937,959	$68,804,915

Net Assets:
Deferred annuity contracts terminable by owners	$3,918,907	$24,552,194	$40,937,959	$68,804,915

Total net assets	$3,918,907	$24,552,194	$40,937,959	$68,804,915

Accumulation units outstanding:
M&E - 1.25%	578,796	7,503,001	10,035,215	22,424,620

M&E - 1.30%	2,505,827	7,438,702	7,770,366	12,455,817

M&E - 1.50%	516,091	6,701,588	17,684,973	26,223,695

M&E - 1.55%	13,953	483,632	499,542	800,045

M&E - 1.65%	118,294	145,797	338,120	1,190,495

M&E - 1.75%	318	153,645	273,496	370,007

M&E - 1.80%	24,714	117,236	24,604	407,908

M&E - 2.00%	57,759	647,802	536,798	183,584

M&E - 2.05%	27,931	71,030	—	8,737

M&E - 2.15%	—	—	189,843	52,510

Accumulation unit value:
M&E - 1.25%	$1.020550	$1.056719	$1.097614	$1.074467

M&E - 1.30%	$1.020058	$1.056206	$1.097088	$1.073956

M&E - 1.50%	$1.018111	$1.054196	$1.094982	$1.071902

M&E - 1.55%	$1.017634	$1.053690	$1.094471	$1.071383

M&E - 1.65%	$1.016655	$1.052679	$1.093433	$1.070364

M&E - 1.75%	$1.015688	$1.051679	$1.092380	$1.069339

M&E - 1.80%	$1.015194	$1.051177	$1.091862	$1.068838

M&E - 2.00%	$1.013271	$1.049174	$1.089791	$1.066800

M&E - 2.05%	$1.012796	$1.048678	$1.089276	$1.066293

M&E - 2.15%	$1.011824	$1.047686	$1.088240	$1.065294

See accompanying notes.

3

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Federated Growth and Income Subaccount
Assets
Investment in securities:
Number of shares	5,510,296.402	291,965.775	294,409.452	549,695.288

Cost	$61,456,124	$5,297,234	$4,969,737	$9,654,598

Investments in mutual funds, at net asset value	$66,950,101	$5,947,343	$5,749,817	$9,960,479
Receivable for units sold	—	—	—	—

Total assets	66,950,101	5,947,343	5,749,817	9,960,479

Liabilities
Payable for units redeemed	3,770	392	605	431

	$66,946,331	$5,946,951	$5,749,212	$9,960,048

Net Assets:
Deferred annuity contracts terminable by owners	$66,946,331	$5,946,951	$5,749,212	$9,960,048

Total net assets	$66,946,331	$5,946,951	$5,749,212	$9,960,048

Accumulation units outstanding:
M&E - 1.25%	18,940,718	671,525	1,226,832	2,845,832

M&E - 1.30%	10,731,921	3,437,050	1,113,098	2,847,654

M&E - 1.50%	28,100,111	956,535	1,651,781	2,536,735

M&E - 1.55%	1,065,423	241	14,371	84,908

M&E - 1.65%	1,592,183	29,325	147,785	160,487

M&E - 1.75%	322,064	454	4,429	47,292

M&E - 1.80%	153,509	111,638	22,275	739,063

M&E - 2.00%	298,129	29,226	183,330	194,139

M&E - 2.05%	—	—	—	—

M&E - 2.15%	142,308	4,960	59	3,101

Accumulation unit value:
M&E - 1.25%	$1.092831	$1.135763	$1.319407	$1.054486

M&E - 1.30%	$1.092308	$1.135222	$1.318771	$1.053978

M&E - 1.50%	$1.090230	$1.133054	$1.316249	$1.051964

M&E - 1.55%	$1.089702	$1.132503	$1.315630	$1.051461

M&E - 1.65%	$1.088663	$1.131434	$1.314375	$1.050447

M&E - 1.75%	$1.087623	$1.130350	$1.313124	$1.049446

M&E - 1.80%	$1.087101	$1.129811	$1.312492	$1.048963

M&E - 2.00%	$1.085037	$1.127667	$1.310008	$1.046966

M&E - 2.05%	$1.084524	$1.127132	$1.309380	$1.046457

M&E - 2.15%	$1.083498	$1.126059	$1.308141	$1.045464

See accompanying notes.

4

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Janus Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Assets
Investment in securities:
Number of shares	198,654.875	95,644.761	36,945.718	194,195.230

Cost	$1,907,227	$387,087	$1,167,235	$2,549,844

Investments in mutual funds, at net asset value	$1,970,656	$408,403	$1,283,494	$2,734,269
Receivable for units sold	—	—	—	—

Total assets	1,970,656	408,403	1,283,494	2,734,269

Liabilities
Payable for units redeemed	21	18	77	102

	$1,970,635	$408,385	$1,283,417	$2,734,167

Net Assets:
Deferred annuity contracts terminable by owners	$1,970,635	$408,385	$1,283,417	$2,734,167

Total net assets	$1,970,635	$408,385	$1,283,417	$2,734,167

Accumulation units outstanding:
M&E - 1.25%	580,827	115,795	472,620	1,591,931

M&E - 1.30%	627,410	46,702	130,728	34,763

M&E - 1.50%	644,412	183,808	391,086	853,056

M&E - 1.55%	14,959	14,627	6,939	47,047

M&E - 1.65%	51,625	35,850	4,945	7,399

M&E - 1.75%	—	—	341	—

M&E - 1.80%	58,573	—	96,519	—

M&E - 2.00%	355	—	51,319	3,376

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	3,675	183	1,455

Accumulation unit value:
M&E - 1.25%	$0.997400	$1.021512	$1.113331	$1.077814

M&E - 1.30%	$0.996925	$1.021023	$1.112806	$1.077296

M&E - 1.50%	$0.995014	$1.019068	$1.110677	$1.075235

M&E - 1.55%	$0.994540	$1.018587	$1.110152	$1.074724

M&E - 1.65%	$0.993598	$1.017613	$1.109090	$1.073690

M&E - 1.75%	$0.992652	$1.016647	$1.108029	$1.072669

M&E - 1.80%	$0.992181	$1.016170	$1.107497	$1.072162

M&E - 2.00%	$0.990290	$1.014232	$1.105406	$1.070117

M&E - 2.05%	$0.989814	$1.013742	$1.104871	$1.069610

M&E - 2.15%	$0.988878	$1.012781	$1.103822	$1.068598

See accompanying notes.

5

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Marsico Growth Subaccount	Mercury Large Cap Value Subaccount	MFS High Yield Subaccount	Munder Net50 Subaccount
Assets
Investment in securities:
Number of shares	304,167.448	41,593.052	102,150.668	167,886.633

Cost	$2,560,954	$647,485	$1,063,742	$1,458,278

Investments in mutual funds, at net asset value	$2,889,591	$718,312	$1,086,883	$1,598,281
Receivable for units sold	—	—	—	—

Total assets	2,889,591	718,312	1,086,883	1,598,281

Liabilities
Payable for units redeemed	177	74	35	116

	$2,889,414	$718,238	$1,086,848	$1,598,165

Net Assets:
Deferred annuity contracts terminable by owners	$2,889,414	$718,238	$1,086,848	$1,598,165

Total net assets	$2,889,414	$718,238	$1,086,848	$1,598,165

Accumulation units outstanding:
M&E - 1.25%	389,681	180,932	280,788	316,895

M&E - 1.30%	1,015,581	180,955	365,297	567,215

M&E - 1.50%	1,103,114	113,004	272,650	588,059

M&E - 1.55%	106	6,683	18,845	3,871

M&E - 1.65%	52,674	46,783	73,006	35,518

M&E - 1.75%	1,597	3,633	—	370

M&E - 1.80%	60,060	61,859	—	—

M&E - 2.00%	—	30,731	9,551	—

M&E - 2.05%	—	—	2,120	—

M&E - 2.15%	3,596	1,608	—	3,820

Accumulation unit value:
M&E - 1.25%	$1.101675	$1.149081	$1.064471	$1.055671

M&E - 1.30%	$1.101150	$1.148513	$1.063970	$1.055163

M&E - 1.50%	$1.099053	$1.146312	$1.061939	$1.053142

M&E - 1.55%	$1.098514	$1.145782	$1.061423	$1.052640

M&E - 1.65%	$1.097477	$1.144691	$1.060419	$1.051646

M&E - 1.75%	$1.096431	$1.143595	$1.059404	$1.050636

M&E - 1.80%	$1.095900	$1.143055	$1.058897	$1.050138

M&E - 2.00%	$1.093825	$1.140878	$1.056876	$1.048140

M&E - 2.05%	$1.093303	$1.140335	$1.056377	$1.047632

M&E - 2.15%	$1.092269	$1.139257	$1.055385	$1.046645

See accompanying notes.

6

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T.Rowe Price Equity Income Subaccount	T.Rowe Price Small Cap Subaccount
Assets
Investment in securities:
Number of shares	264,291.795	264,564.255	216,747.783	197,199.660

Cost	$2,940,589	$3,525,305	$4,279,544	$2,224,138

Investments in mutual funds, at net asset value	$2,949,496	$3,759,458	$4,644,905	$2,425,556
Receivable for units sold	—	—	—	—

Total assets	2,949,496	3,759,458	4,644,905	2,425,556

Liabilities
Payable for units redeemed	37	214	278	180

	$2,949,459	$3,759,244	$4,644,627	$2,425,376

Net Assets:
Deferred annuity contracts terminable by owners	$2,949,459	$3,759,244	$4,644,627	$2,425,376

Total net assets	$2,949,459	$3,759,244	$4,644,627	$2,425,376

Accumulation units outstanding:
M&E - 1.25%	647,922	1,141,234	1,192,977	424,410

M&E - 1.30%	1,557,580	951,346	1,033,205	883,026

M&E - 1.50%	545,625	1,199,447	1,109,395	887,232

M&E - 1.55%	6,260	85,270	43,560	7,469

M&E - 1.65%	106,402	67,028	227,837	41,623

M&E - 1.75%	90	8,401	37,593	548

M&E - 1.80%	17,123	115,638	503,925	7,703

M&E - 2.00%	14,655	70,034	10,507	60,510

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	4,850	3,113	3,788

Accumulation unit value:
M&E - 1.25%	$1.019517	$1.033259	$1.117827	$1.048551

M&E - 1.30%	$1.019031	$1.032766	$1.117290	$1.048051

M&E - 1.50%	$1.017090	$1.030790	$1.115158	$1.046038

M&E - 1.55%	$1.016595	$1.030303	$1.114629	$1.045545

M&E - 1.65%	$1.015619	$1.029303	$1.113539	$1.044549

M&E - 1.75%	$1.014644	$1.028330	$1.112496	$1.043546

M&E - 1.80%	$1.014174	$1.027843	$1.111976	$1.043050

M&E - 2.00%	$1.012252	$1.025892	$1.109860	$1.041075

M&E - 2.05%	$1.011757	$1.025396	$1.109322	$1.040562

M&E - 2.15%	$1.010797	$1.024427	$1.108275	$1.039589

See accompanying notes.

7

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount
Assets
Investment in securities:
Number of shares	127,848.517	428,177.010	86,634.233	101,714.320

Cost	$2,065,762	$7,835,809	$948,353	$1,168,531

Investments in mutual funds, at net asset value	$2,256,526	$9,000,281	$1,019,685	$1,244,983
Receivable for units sold	5,717	—	—	—

Total assets	2,262,243	9,000,281	1,019,685	1,244,983

Liabilities
Payable for units redeemed	—	960	47	76

	$2,262,243	$8,999,321	$1,019,638	$1,244,907

Net Assets:
Deferred annuity contracts terminable by owners	$2,262,243	$8,999,321	$1,019,638	$1,244,907

Total net assets	$2,262,243	$8,999,321	$1,019,638	$1,244,907

Accumulation units outstanding:
M&E - 1.25%	986,140	2,201,142	426,075	213,495

M&E - 1.30%	326,218	1,738,042	181,833	566,998

M&E - 1.50%	773,955	2,506,585	280,106	315,647

M&E - 1.55%	8,794	73,880	999	7,134

M&E - 1.65%	19,971	346,955	42,751	17,945

M&E - 1.75%	4,453	42,094	896	91

M&E - 1.80%	—	534,566	10,107	4,933

M&E - 2.00%	61,136	179,408	—	29,726

M&E - 2.05%	—	5,211	—	—

M&E - 2.15%	—	6,604	1,932	2,195

Accumulation unit value:
M&E - 1.25%	$1.038628	$1.180749	$1.080469	$1.076169

M&E - 1.30%	$1.038135	$1.180178	$1.079942	$1.075663

M&E - 1.50%	$1.036150	$1.177910	$1.077883	$1.073591

M&E - 1.55%	$1.035653	$1.177373	$1.077376	$1.073087

M&E - 1.65%	$1.034671	$1.176238	$1.076344	$1.072053

M&E - 1.75%	$1.033675	$1.175119	$1.075310	$1.071037

M&E - 1.80%	$1.033186	$1.174568	$1.074797	$1.070527

M&E - 2.00%	$1.031227	$1.172313	$1.072767	$1.068486

M&E - 2.05%	$1.030733	$1.171772	$1.072252	$1.067988

M&E - 2.15%	$1.029760	$1.170655	$1.071240	$1.066963

See accompanying notes.

8

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount (1)
Assets
Investment in securities:
Number of shares	316,928.764	255,709.076	10,000,085.870	67,054.316

Cost	$5,940,074	$3,431,544	$10,000,086	$1,060,262

Investments in mutual funds, at net asset value	$6,592,118	$3,735,910	$10,000,086	$1,134,559
Receivable for units sold	—	—	9	—

Total assets	6,592,118	3,735,910	10,000,095	1,134,559

Liabilities
Payable for units redeemed	369	293	—	67

	$6,591,749	$3,735,617	$10,000,095	$1,134,492

Net Assets:
Deferred annuity contracts terminable by owners	$6,591,749	$3,735,617	$10,000,095	$1,134,492

Total net assets	$6,591,749	$3,735,617	$10,000,095	$1,134,492

Accumulation units outstanding:
M&E - 1.25%	2,090,656	590,910	3,399,298	280,786

M&E - 1.30%	1,309,387	601,677	1,604,429	287,684

M&E - 1.50%	1,439,964	1,541,201	4,555,720	251,948

M&E - 1.55%	25,615	634	89,823	23,802

M&E - 1.65%	292,768	60,957	251,348	158,144

M&E - 1.75%	38,733	35,590	—	6,613

M&E - 1.80%	504,708	406,453	146,039	—

M&E - 2.00%	115,965	49,201	14,013	—

M&E - 2.05%	5,404	—	—	—

M&E - 2.15%	989	4,280	—	—

Accumulation unit value:
M&E - 1.25%	$1.133532	$1.137520	$0.995342	$1.125499

M&E - 1.30%	$1.132991	$1.136968	$0.994856	$1.125134

M&E - 1.50%	$1.130826	$1.134801	$0.992959	$1.123655

M&E - 1.55%	$1.130276	$1.134258	$0.992483	$1.123299

M&E - 1.65%	$1.129217	$1.133182	$0.991537	$1.122560

M&E - 1.75%	$1.128132	$1.132100	$0.990590	$1.121826

M&E - 1.80%	$1.127590	$1.131551	$0.990115	$1.121464

M&E - 2.00%	$1.125436	$1.129408	$0.988233	$1.120015

M&E - 2.05%	$1.124911	$1.128869	$0.987757	$1.119635

M&E - 2.15%	$1.123845	$1.127803	$0.986822	$1.118916

See accompanying notes.

9

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Transamerica U.S. Government Securities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Emerging Growth Subaccount	Access U.S. Government Money Market Subaccount
Assets
Investment in securities:
Number of shares	99,052.446	210,471.933	73,819.672	440,556.900

Cost	$1,242,557	$2,721,510	$1,228,980	$440,557

Investments in mutual funds, at net asset value	$1,241,127	$2,917,141	$1,312,514	$440,557
Receivable for units sold	—	—	—	—

Total assets	1,241,127	2,917,141	1,312,514	440,557

Liabilities
Payable for units redeemed	11	84	61	6

	$1,241,116	$2,917,057	$1,312,453	$440,551

Net Assets:
Deferred annuity contracts terminable by owners	$1,241,116	$2,917,057	$1,312,453	$440,551

Total net assets	$1,241,116	$2,917,057	$1,312,453	$440,551

Accumulation units outstanding:
M&E - 1.25%	525,455	408,280	846,034	132,747

M&E - 1.30%	344,681	1,636,832	135,312	20,882

M&E - 1.50%	270,027	571,632	235,877	287,651

M&E - 1.55%	9,993	—	6,073	5,326

M&E - 1.65%	23,751	49,872	—	—

M&E - 1.75%	—	1,326	364	—

M&E - 1.80%	—	39,018	316	—

M&E - 2.00%	59,762	165	53,097	—

M&E - 2.05%	—	13,607	—	—

M&E - 2.15%	—	1,707	1,519	—

Accumulation unit value:
M&E - 1.25%	$1.007147	$1.072534	$1.027325	$0.987992

M&E - 1.30%	$1.006658	$1.072028	$1.026824	$0.987584

M&E - 1.50%	$1.004737	$1.069971	$1.024849	$0.985665

M&E - 1.55%	$1.004258	$1.069462	$1.024370	$0.985159

M&E - 1.65%	$1.003297	$1.068440	$1.023390	$0.984256

M&E - 1.75%	$1.002340	$1.067427	$1.022418	$0.983333

M&E - 1.80%	$1.001856	$1.066920	$1.021931	$0.982849

M&E - 2.00%	$0.999949	$1.064891	$1.019987	$0.980978

M&E - 2.05%	$0.999483	$1.064383	$1.019505	$0.980501

M&E - 2.15%	$0.998533	$1.063376	$1.018533	$0.979584

See accompanying notes.

10

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Potomac Dow 30 Plus Subaccount	Potomac Mid Cap Plus Subaccount (1)	Potomac OTC Plus Subaccount	Potomac Small Cap Plus Subaccount (1)
Assets
Investment in securities:
Number of shares	53,145.477	4,707.762	36,933.306	28,784.329

Cost	$648,508	$47,018	$415,939	$353,668

Investments in mutual funds, at net asset value	$653,689	$54,045	$416,977	$359,516
Receivable for units sold	27	—	—	—

Total assets	653,716	54,045	416,977	359,516

Liabilities
Payable for units redeemed	—	29	31	20

	$653,716	$54,016	$416,946	$359,496

Net Assets:
Deferred annuity contracts terminable by owners	$653,716	$54,016	$416,946	$359,496

Total net assets	$653,716	$54,016	$416,946	$359,496

Accumulation units outstanding:
M&E - 1.25%	279,096	15,422	144,368	115,264

M&E - 1.30%	87,241	14,919	65,379	29,389

M&E - 1.50%	247,933	17,134	185,389	144,651

M&E - 1.55%	448	—	46	—

M&E - 1.65%	29,734	—	1,909	825

M&E - 1.75%	—	—	—	326

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	—	—	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	—	—	—

Accumulation unit value:
M&E - 1.25%	$1.015551	$1.138574	$1.051275	$1.238759

M&E - 1.30%	$1.015067	$1.138224	$1.050778	$1.238376

M&E - 1.50%	$1.013133	$1.136719	$1.048765	$1.236738

M&E - 1.55%	$1.012652	$1.136346	$1.048270	$1.236333

M&E - 1.65%	$1.011681	$1.135607	$1.047268	$1.235532

M&E - 1.75%	$1.010713	$1.134870	$1.046261	$1.234728

M&E - 1.80%	$1.010227	$1.134493	$1.045770	$1.234322

M&E - 2.00%	$1.008308	$1.133036	$1.043776	$1.232727

M&E - 2.05%	$1.007824	$1.132645	$1.043291	$1.232328

M&E - 2.15%	$1.006877	$1.131928	$1.042297	$1.231521

See accompanying notes.

11

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Assets and Liabilities

as of December 31, 2004

	Potomac U.S./Short Subaccount(1)	Wells S&P REIT Index Subaccount	Fidelity -VIP Index 500 Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount
Assets
Investment in securities:
Number of shares	83.677	96,778.019	9,762.858	18,862.596

Cost	$774	$1,267,119	$1,234,031	$234,451

Investments in mutual funds, at net asset value	$675	$1,493,285	$1,334,680	$236,348
Receivable for units sold	4	379	—	—

Total assets	679	1,493,664	1,334,680	236,348

Liabilities
Payable for units redeemed	—	—	45	108

	$679	$1,493,664	$1,334,635	$236,240

Net Assets:
Deferred annuity contracts terminable by owners	$679	$1,493,664	$1,334,635	$236,240

Total net assets	$679	$1,493,664	$1,334,635	$236,240

Accumulation units outstanding:
M&E - 1.25%	—	418,953	382,634	—

M&E - 1.30%	—	253,682	270,086	2,844

M&E - 1.50%	—	338,274	414,039	232,276

M&E - 1.55%	—	7,910	108,358	—

M&E - 1.65%	850	156,457	58,557	—

M&E - 1.75%	—	298	—	—

M&E - 1.80%	—	—	—	—

M&E - 2.00%	—	7,807	331	—

M&E - 2.05%	—	—	—	—

M&E - 2.15%	—	1,035	9,207	—

Accumulation unit value:
M&E - 1.25%	$0.800383	$1.262816	$1.075035	$1.007147

M&E - 1.30%	$0.800117	$1.262208	$1.074523	$1.006658

M&E - 1.50%	$0.799062	$1.259809	$1.072471	$1.004737

M&E - 1.55%	$0.798804	$1.259198	$1.071957	$0.000000

M&E - 1.65%	$0.798277	$1.258004	$1.070934	$0.000000

M&E - 1.75%	$0.797766	$1.256804	$1.069906	$1.002340

M&E - 1.80%	$0.797495	$1.256208	$1.069396	$1.001856

M&E - 2.00%	$0.796457	$1.253807	$1.067366	$0.999949

M&E - 2.05%	$0.796202	$1.253213	$1.066866	$0.000000

M&E - 2.15%	$0.795683	$1.252022	$1.065846	$0.000000

See accompanying notes.

12

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	AEGON Bond Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount
Net investment income (loss)
Income:
Dividends	$168,544	$10,453	$16,968	$6,715
Expenses:
Administrative, mortality and expense risk charge	28,055	143,948	235,593	378,093

Net investment income (loss)	140,489	(133,495)	(218,625)	(371,378)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	9,582	171,714	170,433	275,468
Proceeds from sales	288,998	1,264,641	2,145,735	1,959,075
Cost of investments sold	302,786	1,277,078	2,235,133	1,994,993

Net realized capital gains (losses) on investments	(4,206)	159,277	81,035	239,550

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	(93,301)	1,312,864	3,615,601	4,591,856

Net change in unrealized appreciation/depreciation of investments	(93,301)	1,312,864	3,615,601	4,591,856

Net realized and unrealized capital gains (losses) on investments	(97,507)	1,472,141	3,696,636	4,831,406

Increase (decrease) in net assets from operations	$42,982	$1,338,646	$3,478,011	$4,460,028

See accompanying notes.

13

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Federated Growth and Income Subaccount
Net investment income (loss)
Income:
Dividends	$62,095	$32,492	$40,567	$128,672
Expenses:
Administrative, mortality and expense risk charge	379,571	44,120	27,107	58,848

Net investment income (loss)	(317,476)	(11,628)	13,460	69,824

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	212,010	—	43,520	151,786
Proceeds from sales	2,878,652	434,854	369,985	356,333
Cost of investments sold	3,027,837	440,113	373,175	354,252

Net realized capital gains (losses) on investments	62,825	(5,259)	40,330	153,867

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	5,493,977	650,109	780,080	305,881

Net change in unrealized appreciation/depreciation of investments	5,493,977	650,109	780,080	305,881

Net realized and unrealized capital gains (losses) on investments	5,556,802	644,850	820,410	459,748

Increase (decrease) in net assets from operations	$5,239,326	$633,222	$833,870	$529,572

See accompanying notes.

14

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Janus Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
Net investment income (loss)
Income:
Dividends	$4,064	$—	$—	$6,048
Expenses:
Administrative, mortality and expense risk charge	13,501	2,786	7,024	16,389

Net investment income (loss)	(9,437)	(2,786)	(7,024)	(10,341)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	362,017	84,874	91,221	43,146
Cost of investments sold	376,892	84,166	95,300	44,208

Net realized capital gains (losses) on investments	(14,875)	708	(4,079)	(1,062)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	63,429	21,316	116,259	184,425

Net change in unrealized appreciation/depreciation of investments	63,429	21,316	116,259	184,425

Net realized and unrealized capital gains (losses) on investments	48,554	22,024	112,180	183,363

Increase (decrease) in net assets from operations	$39,117	$19,238	$105,156	$173,022

See accompanying notes.

15

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Marsico Growth Subaccount	Mercury Large Cap Value Subaccount	MFS High Yield Subaccount	Munder Net50 Subaccount
Net investment income (loss)
Income:
Dividends	$—	$4,094	$39,316	$—
Expenses:
Administrative, mortality and expense risk charge	26,057	5,545	7,313	8,140

Net investment income (loss)	(26,057)	(1,451)	32,003	(8,140)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	9,468	2,804	—
Proceeds from sales	231,884	275,035	113,042	338,341
Cost of investments sold	235,682	277,850	114,016	349,054

Net realized capital gains (losses) on investments	(3,798)	6,653	1,830	(10,713)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	328,637	70,827	23,141	140,003

Net change in unrealized appreciation/depreciation of investments	328,637	70,827	23,141	140,003

Net realized and unrealized capital gains (losses) on investments	324,839	77,480	24,971	129,290

Increase (decrease) in net assets from operations	$298,782	$76,029	$56,974	$121,150

See accompanying notes.

16

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T.Rowe Price Equity Income Subaccount	T.Rowe Price Small Cap Subaccount
Net investment income (loss)
Income:
Dividends	$25,136	$5,047	$29,043	$—
Expenses:
Administrative, mortality and expense risk charge	18,828	24,129	29,408	17,838

Net investment income (loss)	6,308	(19,082)	(365)	(17,838)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	29,290	—	19,004	—
Proceeds from sales	77,488	206,810	124,311	383,642
Cost of investments sold	78,736	219,407	120,861	415,250

Net realized capital gains (losses) on investments	28,042	(12,597)	22,454	(31,608)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	8,907	234,153	365,361	201,418

Net change in unrealized appreciation/depreciation of investments	8,907	234,153	365,361	201,418

Net realized and unrealized capital gains (losses) on investments	36,949	221,556	387,815	169,810

Increase (decrease) in net assets from operations	$43,257	$202,474	$387,450	$151,972

See accompanying notes.

17

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount
Net investment income (loss)
Income:
Dividends	$—	$20,508	$3,215	$11,765
Expenses:
Administrative, mortality and expense risk charge	13,624	52,361	5,024	6,296

Net investment income (loss)	(13,624)	(31,853)	(1,809)	5,469

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	2,079	26,441
Proceeds from sales	380,855	243,974	198,041	79,469
Cost of investments sold	398,619	250,373	192,695	81,305

Net realized capital gains (losses) on investments	(17,764)	(6,399)	7,425	24,605

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	190,764	1,164,472	71,332	76,452

Net change in unrealized appreciation/depreciation of investments	190,764	1,164,472	71,332	76,452

Net realized and unrealized capital gains (losses) on investments	173,000	1,158,073	78,757	101,057

Increase (decrease) in net assets from operations	$159,376	$1,126,220	$76,948	$106,526

See accompanying notes.

18

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$67,441	$—
Expenses:
Administrative, mortality and expense risk charge	37,255	26,516	101,770	3,349

Net investment income (loss)	(37,255)	(26,516)	(34,329)	(3,349)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	—	—	—
Proceeds from sales	161,996	243,665	20,036,743	295,473
Cost of investments sold	158,956	238,247	20,036,743	296,866

Net realized capital gains (losses) on investments	3,040	5,418	—	(1,393)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	652,044	304,366	—	74,297

Net change in unrealized appreciation/depreciation of investments	652,044	304,366	—	74,297

Net realized and unrealized capital gains (losses) on investments	655,084	309,784	—	72,904

Increase (decrease) in net assets from operations	$617,829	$283,268	$(34,329)	$69,555

See accompanying notes.

19

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Transamerica U.S. Government Securities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Emerging Growth Subaccount	Access U.S. Government Money Market Subaccount
Net investment income (loss)
Income:
Dividends	$24,668	$14,345	$—	$—
Expenses:
Administrative, mortality and expense risk charge	7,767	16,061	7,509	14,580

Net investment income (loss)	16,901	(1,716)	(7,509)	(14,580)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,609	—	—	—
Proceeds from sales	643,564	317,366	146,459	7,376,334
Cost of investments sold	647,423	320,872	153,202	7,376,334

Net realized capital gains (losses) on investments	(250)	(3,506)	(6,743)	—

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	(1,430)	195,631	83,534	—

Net change in unrealized appreciation/depreciation of investments	(1,430)	195,631	83,534	—

Net realized and unrealized capital gains (losses) on investments	(1,680)	192,125	76,791	—

Increase (decrease) in net assets from operations	$15,221	$190,409	$69,282	$(14,580)

See accompanying notes.

20

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Potomac Dow 30 Plus Subaccount	Potomac Mid Cap Plus Subaccount (1)	Potomac OTC Plus Subaccount	Potomac Small Cap Plus Subaccount (1)
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—
Expenses:
Administrative, mortality and expense risk charge	2,160	479	1,624	774

Net investment income (loss)	(2,160)	(479)	(1,624)	(774)

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	11,544	—	81,380	—
Proceeds from sales	360,809	817,031	1,961,014	892,027
Cost of investments sold	362,291	806,970	2,019,377	871,779

Net realized capital gains (losses) on investments	10,062	10,061	23,017	20,248

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	5,181	7,027	1,038	5,848

Net change in unrealized appreciation/depreciation of investments	5,181	7,027	1,038	5,848

Net realized and unrealized capital gains (losses) on investments	15,243	17,088	24,055	26,096

Increase (decrease) in net assets from operations	$13,083	$16,609	$22,431	$25,322

See accompanying notes.

21

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Operations

For Period January 12, 2004 through December 31, 2004 (except as noted)

	Potomac U.S./Short Subaccount (1)	Wells S&P REIT Index Subaccount	Fidelity -VIP Index 500 Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount
Net investment income (loss)
Income:
Dividends	$—	$890	$1,242	$205,609
Expenses:
Administrative, mortality and expense risk charge	142	9,440	8,747	33,158

Net investment income (loss)	(142)	(8,550)	(7,505)	172,451

Net realized and unrealized capital gains (losses) on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	—	1,095	—	30,085
Proceeds from sales	993,391	85,732	1,214,316	7,671,443
Cost of investments sold	993,905	79,546	1,214,068	7,730,165

Net realized capital gains (losses) on investments	(514)	7,281	248	(28,637)

Net change in unrealized appreciation/depreciation of investments:
Beginning of period	—	—	—	—
End of Period	(99)	226,166	100,649	1,897

Net change in unrealized appreciation/depreciation of investments	(99)	226,166	100,649	1,897

Net realized and unrealized capital gains (losses) on investments	(613)	233,447	100,897	(26,740)

Increase (decrease) in net assets from operations	$(755)	$224,897	$93,392	$145,711

See accompanying notes.

22

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	AEGON Bond Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	140,489	$(133,495)	$(218,625)	$(371,378)
Net realized capital gains (losses) on investments	(4,206)	159,277	81,035	239,550
Net change in unrealized appreciation/ depreciation of investments	(93,301)	1,312,864	3,615,601	4,591,856

Increase (decrease) in net assets from operations	42,982	1,338,646	3,478,011	4,460,028

Contract transactions
Net contract purchase payments	3,151,642	21,061,086	35,049,072	58,871,789
Transfer payments from (to) other subaccounts or general account	746,442	2,432,336	3,711,396	6,694,574
Contract terminations, withdrawals, and other deductions	(22,159)	(279,757)	(1,298,721)	(1,221,337)
Contract maintenance charges	—	(117)	(1,799)	(139)

Increase (decrease) in net assets from contract transactions	3,875,925	23,213,548	37,459,948	64,344,887

Net increase (decrease) in net assets	3,918,907	24,552,194	40,937,959	68,804,915

Net assets:
Beginning of the period	—	—	—	—

End of the period	$3,918,907	$24,552,194	$40,937,959	$68,804,915

See accompanying notes.

23

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Asset Allocation - Moderate Growth Subaccount	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Federated Growth and Income Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	$(317,476)	$(11,628)	$13,460	$69,824
Net realized capital gains (losses) on investments	62,825	(5,259)	40,330	153,867
Net change in unrealized appreciation/ depreciation of investments	5,493,977	650,109	780,080	305,881

Increase (decrease) in net assets from operations	5,239,326	633,222	833,870	529,572

Contract transactions
Net contract purchase payments	60,012,017	4,438,484	3,348,138	7,925,170
Transfer payments from (to) other subaccounts or general account	3,546,198	941,632	1,627,726	1,630,191
Contract terminations, withdrawals, and other deductions	(1,850,461)	(66,387)	(60,418)	(124,868)
Contract maintenance charges	(749)	—	(104)	(17)

Increase (decrease) in net assets from contract transactions	61,707,005	5,313,729	4,915,342	9,430,476

Net increase (decrease) in net assets	66,946,331	5,946,951	5,749,212	9,960,048

Net assets:
Beginning of the period	—	—	—	—

End of the period	$66,946,331	$5,946,951	$5,749,212	$9,960,048

See accompanying notes.

24

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount	Janus Growth Subaccount	J.P. Morgan Enhanced Index Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	$(9,437)	$(2,786)	$(7,024)	$(10,341)
Net realized capital gains (losses) on investments	(14,875)	708	(4,079)	(1,062)
Net change in unrealized appreciation/depreciation of investments	63,429	21,316	116,259	184,425

Increase (decrease) in net assets from operations	39,117	19,238	105,156	173,022

Contract transactions
Net contract purchase payments	1,507,484	340,550	842,173	713,327
Transfer payments from (to) other subaccounts or general account	452,082	55,576	345,607	1,856,777
Contract terminations, withdrawals, and other deductions	(28,047)	(6,978)	(9,519)	(8,959)
Contract maintenance charges	(1)	(1)	—	—

Increase (decrease) in net assets from contract transactions	1,931,518	389,147	1,178,261	2,561,145

Net increase (decrease) in net assets	1,970,635	408,385	1,283,417	2,734,167

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,970,635	$408,385	$1,283,417	$2,734,167

See accompanying notes.

25

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Marsico Growth Subaccount	Mercury Large Cap Value Subaccount	MFS High Yield Subaccount	Munder Net50 Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	$(26,057)	$(1,451)	$32,003	$(8,140)
Net realized capital gains (losses) on investments	(3,798)	6,653	1,830	(10,713)
Net change in unrealized appreciation/depreciation of investments	328,637	70,827	23,141	140,003

Increase (decrease) in net assets from operations	298,782	76,029	56,974	121,150

Contract transactions
Net contract purchase payments	2,015,544	498,140	922,669	1,260,957
Transfer payments from (to) other subaccounts or general account	580,708	148,693	110,381	246,583
Contract terminations, withdrawals, and other deductions	(5,620)	(4,624)	(3,176)	(30,523)
Contract maintenance charges	—	—	—	(2)

Increase (decrease) in net assets from contract transactions	2,590,632	642,209	1,029,874	1,477,015

Net increase (decrease) in net assets	2,889,414	718,238	1,086,848	1,598,165

Net assets:
Beginning of the period	—	—	—	—

End of the period	$2,889,414	$718,238	$1,086,848	$1,598,165

See accompanying notes.

26

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T.Rowe Price Equity Income Subaccount	T.Rowe Price Small Cap Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	$6,308	$(19,082)	$(365)	$(17,838)
Net realized capital gains (losses) on investments	28,042	(12,597)	22,454	(31,608)
Net change in unrealized appreciation/ depreciation of investments	8,907	234,153	365,361	201,418

Increase (decrease) in net assets from operations	43,257	202,474	387,450	151,972

Contract transactions
Net contract purchase payments	2,453,647	3,040,155	3,143,497	1,470,866
Transfer payments from (to) other subaccounts or general account	472,657	554,211	1,143,376	852,626
Contract terminations, withdrawals, and other deductions	(20,102)	(37,587)	(29,696)	(49,986)
Contract maintenance charges	—	(9)	—	(102)

Increase (decrease) in net assets from contract transactions	2,906,202	3,556,770	4,257,177	2,273,404

Net increase (decrease) in net assets	2,949,459	3,759,244	4,644,627	2,425,376

Net assets:
Beginning of the period	—	—	—	—

End of the period	$2,949,459	$3,759,244	$4,644,627	$2,425,376

See accompanying notes.

27

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	$(13,624)	$(31,853)	$(1,809)	$5,469
Net realized capital gains (losses) on investments	(17,764)	(6,399)	7,425	24,605
Net change in unrealized appreciation/depreciation of investments	190,764	1,164,472	71,332	76,452

Increase (decrease) in net assets from operations	159,376	1,126,220	76,948	106,526

Contract transactions
Net contract purchase payments	1,337,327	5,890,806	760,028	867,472
Transfer payments from (to) other subaccounts or general account	790,847	2,038,415	188,180	279,484
Contract terminations, withdrawals, and other deductions	(25,307)	(56,111)	(5,518)	(8,575)
Contract maintenance charges	—	(9)	—	—

Increase (decrease) in net assets from contract transactions	2,102,867	7,873,101	942,690	1,138,381

Net increase (decrease) in net assets	2,262,243	8,999,321	1,019,638	1,244,907

Net assets:
Beginning of the period	—	—	—	—

End of the period	$2,262,243	$8,999,321	$1,019,638	$1,244,907

See accompanying notes.

28

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Transamerica Equity Subaccount	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount
	2004	2004	2004	2004(1)
Operations
Net investment income (loss)	$(37,255)	$(26,516)	$(34,329)	$(3,349)
Net realized capital gains (losses) on investments	3,040	5,418	—	(1,393)
Net change in unrealized appreciation/ depreciation of investments	652,044	304,366	—	74,297

Increase (decrease) in net assets from operations	617,829	283,268	(34,329)	69,555

Contract transactions
Net contract purchase payments	5,088,280	2,334,207	32,497,930	485,885
Transfer payments from (to) other subaccounts or general account	926,420	1,142,902	(22,258,634)	581,734
Contract terminations, withdrawals, and other deductions	(40,780)	(24,751)	(204,872)	(2,682)
Contract maintenance charges	—	(9)	—	—

Increase (decrease) in net assets from contract transactions	5,973,920	3,452,349	10,034,424	1,064,937

Net increase (decrease) in net assets	6,591,749	3,735,617	10,000,095	1,134,492

Net assets:
Beginning of the period	—	—	—	—

End of the period	$6,591,749	$3,735,617	$10,000,095	$1,134,492

See accompanying notes.

29

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Transamerica U.S. Government Securities Subaccount	Transamerica Value Balanced Subaccount	Van Kampen Emerging Growth Subaccount	Access U.S. Government Money Market Subaccount
	2004	2004	2004	2004
Operations
Net investment income (loss)	$16,901	$(1,716)	$(7,509)	$(14,580)
Net realized capital gains (losses) on investments	(250)	(3,506)	(6,743)	—
Net change in unrealized appreciation/depreciation of investments	(1,430)	195,631	83,534	—

Increase (decrease) in net assets from operations	15,221	190,409	69,282	(14,580)

Contract transactions
Net contract purchase payments	1,843,457	1,742,729	1,013,280	1,758,953
Transfer payments from (to) other subaccounts or general account	(582,536)	997,543	244,837	(1,225,546)
Contract terminations, withdrawals, and other deductions	(35,026)	(13,624)	(14,944)	(78,276)
Contract maintenance charges	—	—	(2)	—

Increase (decrease) in net assets from contract transactions	1,225,895	2,726,648	1,243,171	455,131

Net increase (decrease) in net assets	1,241,116	2,917,057	1,312,453	440,551

Net assets:
Beginning of the period	—	—	—	—

End of the period	$1,241,116	$2,917,057	$1,312,453	$440,551

See accompanying notes.

30

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Potomac Dow 30 Plus Subaccount	Potomac Mid Cap Plus Subaccount	Potomac OTC Plus Subaccount	Potomac Small Cap Plus Subaccount
	2004	2004(1)	2004	2004(1)
Operations
Net investment income (loss)	$(2,160)	$(479)	$(1,624)	$(774)
Net realized capital gains (losses) on investments	10,062	10,061	23,017	20,248
Net change in unrealized appreciation/depreciation of investments	5,181	7,027	1,038	5,848

Increase (decrease) in net assets from operations	13,083	16,609	22,431	25,322

Contract transactions
Net contract purchase payments	169,598	48,362	80,192	36,126
Transfer payments from (to) other subaccounts or general account	473,796	1,293	327,726	310,953
Contract terminations, withdrawals, and other deductions	(2,761)	(12,248)	(13,403)	(12,905)
Contract maintenance charges	—	—	—	—

Increase (decrease) in net assets from contract transactions	640,633	37,407	394,515	334,174

Net increase (decrease) in net assets	653,716	54,016	416,946	359,496

Net assets:
Beginning of the period	—	—	—	—

End of the period	$653,716	$54,016	$416,946	$359,496

See accompanying notes.

31

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Statement of Changes in Net Assets

for the period January 12, 2004 through December 31, 2004 (except as noted)

	Potomac U.S./Short Subaccount	Wells S&P REIT Index Subaccount	Fidelity -VIP Index 500 Subaccount	Transamerica U.S. Government Securities - PAM Fund Subaccount
	2004(1)	2004	2004	2004
Operations
Net investment income (loss)	$(142)	$(8,550)	$(7,505)	$172,451
Net realized capital gains (losses) on investments	(514)	7,281	248	(28,637)
Net change in unrealized appreciation/ depreciation of investments	(99)	226,166	100,649	1,897

Increase (decrease) in net assets from operations	(755)	224,897	93,392	145,711

Contract transactions
Net contract purchase payments	1,811	1,156,031	2,142,997	—
Transfer payments from (to) other subaccounts or general account	623	122,131	(887,408)	187,850
Contract terminations, withdrawals, and other deductions	(1,000)	(9,395)	(14,346)	(97,280)
Contract maintenance charges	—	—	—	(41)

Increase (decrease) in net assets from contract transactions	1,434	1,268,767	1,241,243	90,529

Net increase (decrease) in net assets	679	1,493,664	1,334,635	236,240

Net assets:
Beginning of the period	—	—	—	—

End of the period	$679	$1,493,664	$1,334,635	$236,240

See accompanying notes.

32

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies

Organization

The WRL Freedom Premier III Variable Annuity (the mutal fund account) is a segregated investment account of Western Reserve Life Assurances Co. of Ohio (Western Reserve Life), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. Each Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Mutual Fund Account consists of multiple investment subaccounts. Activity in all but one of these subaccounts is available to contract owners of the WRL Freedom Premier III Variable Annuity. The Transamerica U.S. Government Securities-Portfolio Asset Manager-Service Class ("PAM Fund") was included in the Fund portfolio only to facilitate a contract owner purchase option. If this option is elected, assets are automatically allocated from the contract owner's other subaccounts into the "PAM Fund" when the policy value has dropped relative to the guaranteed amount. All amounts reported herein represent the activity related to contract owners of WRL Freedom Premier III Variable Annuity only.

Subaccount Investment by Fund:

AEGON/Transamerica Series Fund, Inc. - Service Class

AEGON Bond Service Class

Asset Allocation - Conservative Portfolio - Service Class

Asset Allocation - Growth Portfolio - Service Class

Asset Allocation - Moderate Portfolio - Service Class

Asset Allocation - Moderate Growth Portfolio - Service Class

Capital Guardian Value - Service Class

Clarion Real Estate Securities - Service Class

Federated Growth and Income - Service Class

Great Companies - AmericaSM - Service Class

Great Companies - TechnologySM - Service Class

Janus Growth (A/T) - Service Class

J.P. Morgan Enhanced Index - Service Class

Marsico Growth - Service Class

Mercury Large Cap Value - Service Class

MFS High Yield - Service Class

Munder Net50 - Service Class

PIMCO Total Return - Service Class

Salomon All Cap - Service Class

T.Rowe Price Equity Income - Service Class

T.Rowe Price Small Cap - Service Class

Templeton Great Companies Global - Service Class

Third Avenue Value - Service Class

Transamerica Balanced - Service Class

Transamerica Convertible Securities - Service Class

33

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

1. Organization and Summary of Significant Accounting Policies (continued)

Transamerica Equity - Service Class

Transamerica Growth Opportunities - Service Class

Transamerica Money Market - Service Class

Transamerica Small/Mid Cap Value-Service Class

Transamerica U.S. Government Securities-PAM Fund

Transamerica U.S. Government Securities - Service Class

Transamerica Value Balanced - Service Class

Van Kampen Emerging Growth - Service Class

Access Variable Insurance Trust

Access U.S. Government Money Market Portfolio, AVIT

Potomac Dow 30 Plus Portfolio

Potomac Mid Cap Plus Portfolio

Potomac OTC Plus Portfolio

Potomac Small Cap Plus Portfolio

Potomac U.S./Short Portfolio

Wells S&P REIT Index Portfolio

Variable Insurance Products Fund - Service Class 2

Fidelity - VIP Index 500 Portfolio - Service Class 2

Each period reported reflects activity from the inception date of January 12, 2004 through December 31, 2004, except those noted below:

Subaccount	Inception Date
Potomac Mid Cap Plus Portfolio	May 1, 2004
Potomac Small Cap Plus Portfolio	May 1, 2004
Potomac U.S./Short Portfolio	May 1, 2004
Transamerica Small/Mid Cap Value-Service Class	May 1, 2004

Investments

Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2004.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

34

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2004 were as follows:

	Purchases	Sales
AEGON/Transamerica Series Fund, Inc. - Service Class
AEGON Bond Service Class	$4,315,049	$288,998
Asset Allocation - Conservative Portfolio - Service Class	24,517,311	1,264,641
Asset Allocation - Growth Portfolio - Service Class	39,560,291	2,145,735
Asset Allocation - Moderate Portfolio - Service Class	66,211,000	1,959,075
Asset Allocation - Moderate Growth Portfolio - Service Class	64,483,961	2,878,652
Capital Guardian Value - Service Class	5,737,347	434,854
Clarion Real Estate Securities - Service Class	5,342,912	369,985
Federated Growth and Income - Service Class	10,008,850	356,333
Great Companies - AmericaSM - Service Class	2,284,119	362,017
Great Companies - TechnologySM - Service Class	471,253	84,874
Janus Growth (A/T) - Service Class	1,262,535	91,221
J.P. Morgan Enhanced Index - Service Class	2,594,052	43,146
Marsico Growth - Service Class	2,796,636	231,884
Mercury Large Cap Value - Service Class	925,335	275,035
MFS High Yield - Service Class	1,177,758	113,042
Munder Net50 - Service Class	1,807,332	338,341
PIMCO Total Return - Service Class	3,019,325	77,488
Salomon All Cap - Service Class	3,744,712	206,810
T.Rowe Price Equity Income - Service Class	4,400,405	124,311
T.Rowe Price Small Cap - Service Class	2,639,388	383,642
Templeton Great Companies Global - Service Class	2,464,381	380,855
Third Avenue Value - Service Class	8,086,182	243,974
Transamerica Balanced - Service Class	1,141,048	198,041
Transamerica Convertible Securities - Service Class	1,249,836	79,469
Transamerica Equity - Service Class	6,099,030	161,996
Transamerica Growth Opportunities - Service Class	3,669,791	243,665
Transamerica Money Market	30,036,829	20,036,743
Transamerica Small/Mid Cap Value-Service Class	1,357,128	295,473
Transamerica U.S. Government Securities - PAM Fund	7,964,616	7,671,443
Transamerica U.S. Government Securities - Service Class	1,889,980	643,564
Transamerica Value Balanced - Service Class	3,042,382	317,366
Van Kampen Emerging Growth - Service Class	1,382,182	146,459

35

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

2. Investments (Continued)

	Purchases	Sales
Access Variable Insurance Trust
Access U.S. Government Money Market Portfolio, AVIT	7,816,891	7,376,334
Potomac Dow 30 Plus Portfolio	1,010,799	360,809
Potomac Mid Cap Plus Portfolio	853,988	817,031
Potomac OTC Plus Portfolio	2,435,316	1,961,014
Potomac Small Cap Plus Portfolio	1,225,447	892,027
Potomac U.S./Short Portfolio	994,679	993,391
Wells S&P REIT Index Portfolio	1,346,665	85,732
Variable Insurance Products Fund - Service Class 2
Fidelity - VIP Index 500 Portfolio - Service Class 2	2,448,099	1,214,316

36

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding

A summary of changes in accumulation units outstanding follows:

	AEGON Bond Subaccount	Asset Allocation - Conservative Subaccount	Asset Allocation - Growth Subaccount	Asset Allocation - Moderate Subaccount	Asset Allocation - Moderate Growth Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	3,085,023	21,003,378	34,834,295	59,240,704	58,742,504
Units redeemed and transferred	758,660	2,259,055	2,518,662	4,876,714	2,603,862

Units outstanding at December 31, 2004	3,843,683	23,262,433	37,352,957	64,117,418	61,346,366

	Capital Guardian Value Subaccount	Clarion Real Estate Securities Subaccount	Federated Growth and Income Subaccount	Great Companies - AmericaSM Subaccount	Great Companies - TechnologySM Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	4,376,260	3,030,567	8,052,739	1,541,121	360,700
Units redeemed and transferred	864,694	1,333,393	1,406,472	437,040	39,757

Units outstanding at December 31, 2004	5,240,954	4,363,960	9,459,211	1,978,161	400,457

37

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Janus Growth Subaccount	J.P. Morgan Enhanced Index Subaccount	Marsico Growth Subaccount	Mercury Large Cap Value Subaccount	MFS High Yield Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	826,675	726,817	2,048,205	501,964	935,118
Units redeemed and transferred	328,005	1,812,210	578,204	124,224	87,139

Units outstanding at December 31, 2004	1,154,680	2,539,027	2,626,409	626,188	1,022,257

	Munder Net50 Subaccount	PIMCO Total Return Subaccount	Salomon All Cap Subaccount	T.Rowe Price Equity Income Subaccount	T.Rowe Price Small Cap Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	1,295,396	2,402,587	3,168,887	3,112,711	1,510,006
Units redeemed and transferred	220,352	493,070	474,361	1,049,401	806,303

Units outstanding at December 31, 2004	1,515,748	2,895,657	3,643,248	4,162,112	2,316,309

38

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Templeton Great Companies Global Subaccount	Third Avenue Value Subaccount	Transamerica Balanced Subaccount	Transamerica Convertible Securities Subaccount	Transamerica Equity Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	1,366,208	5,707,301	759,818	857,816	4,913,455
Units redeemed and transferred	814,459	1,927,186	184,881	300,348	910,734

Units outstanding at December 31, 2004	2,180,667	7,634,487	944,699	1,158,164	5,824,189

	Transamerica Growth Opportunities Subaccount	Transamerica Money Market Subaccount	Transamerica Small/Mid Cap Value Subaccount(1)	Transamerica U.S. Government Securities - PAM Fund Subaccount	Transamerica U.S. Government Securities Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	2,216,217	33,208,497	474,904	6	1,850,722
Units redeemed and transferred	1,074,686	(23,147,827)	534,073	235,114	(617,053)

Units outstanding at December 31, 2004	3,290,903	10,060,670	1,008,977	235,120	1,233,669

39

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

3. Accumulation Units Outstanding (continued)

	Transamerica Value Balanced Subaccount	Van Kampen Emerging Growth Subaccount	Access U.S. Government Money Market Subaccount	Potomac Dow 30 Plus Subaccount	Potomac Mid Cap Plus Subaccount(1)
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	1,785,386	1,079,774	1,768,507	175,161	48,333
Units redeemed and transferred	937,053	198,818	(1,321,901)	469,291	(858)

Units outstanding at December 31, 2004	2,722,439	1,278,592	446,606	644,452	47,475

	Potomac OTC Plus Subaccount	Potomac Small Cap Plus Subaccount(1)	Potomac U.S./ Short Subaccount(1)	Wells S&P REIT Index Subaccount	Fidelity - VIP Index 500 Subaccount
Units outstanding at January 12, 2004	—	—	—	—	—
Units purchased	86,429	37,108	1,860	1,082,243	2,142,421
Units redeemed and transferred	310,662	253,347	(1,010)	102,173	(899,209)

Units outstanding at December 31, 2004	397,091	290,455	850	1,184,416	1,243,212

40

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights

The Mutual Fund Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

The Mutual Fund Account presents the following disclosures required by the AICPA Audit and Accounting Guide for Investment Companies.

Subaccount	Year Ended	Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
AEGON Bond
	12/31/2004	3,843,683	1.02	to	1.01	3,918,907	8.05%	1.25%	to	2.15%	2.05%	to	1.18%

Asset Allocation - Conservative
	12/31/2004	23,262,433	1.06	to	1.05	24,552,194	0.09	1.25	to	2.15	5.67	to	4.77

Asset Allocation - Growth
	12/31/2004	37,352,957	1.10	to	1.09	40,937,959	0.10	1.25	to	2.15	9.76	to	8.82

Asset Allocation - Moderate
	12/31/2004	64,117,418	1.07	to	1.07	68,804,915	0.02	1.25	to	2.15	7.45	to	6.53

Asset Allocation - Moderate Growth
	12/31/2004	61,346,366	1.09	to	1.08	66,946,331	0.22	1.25	to	2.15	9.28	to	8.35

Capital Guardian Value
	12/31/2004	5,240,954	1.14	to	1.13	5,946,951	1.00	1.25	to	2.15	13.58	to	12.61

Clarion Real Estate Securities
	12/31/2004	4,363,960	1.32	to	1.31	5,749,212	2.04	1.25	to	2.15	31.94	to	30.81

Federated Growth and Income
	12/31/2004	9,459,211	1.05	to	1.05	9,960,048	3.07	1.25	to	2.15	5.45	to	4.55

Great Companies - AmericaSM
	12/31/2004	1,978,161	1.00	to	0.99	1,970,635	0.42	1.25	to	2.15	(0.26)	to	(1.11)

Great Companies - TechnologySM
	12/31/2004	400,457	1.02	to	1.01	408,385	0.00	1.25	to	2.15	2.15	to	1.28

Janus Growth
	12/31/2004	1,154,680	1.11	to	1.10	1,283,417	0.00	1.25	to	2.15	11.33	to	10.38

J.P. Morgan Enhanced Index
	12/31/2004	2,539,027	1.08	to	1.07	2,734,167	0.52	1.25	to	2.15	7.78	to	6.86

41

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Marsico Growth
	12/31/2004	2,626,409	1.10	to	1.09	2,889,414	0.00%	1.25%	to	2.15%	10.17%	to	9.23%

Mercury Large Cap Value
	12/31/2004	626,188	1.15	to	1.14	718,238	1.08	1.25	to	2.15	14.91	to	13.93

MFS High Yield
	12/31/2004	1,022,257	1.06	to	1.06	1,086,848	7.24	1.25	to	2.15	6.45	to	5.54

Munder Net50
	12/31/2004	1,515,748	1.06	to	1.05	1,598,165	0.00	1.25	to	2.15	5.57	to	4.66

PIMCO Total Return
	12/31/2004	2,895,657	1.02	to	1.01	2,949,459	1.76	1.25	to	2.15	1.95	to	1.08

Salomon All Cap
	12/31/2004	3,643,248	1.03	to	1.02	3,759,244	0.29	1.25	to	2.15	3.33	to	2.44

T.Rowe Price Equity Income
	12/31/2004	4,162,112	1.12	to	1.11	4,644,627	1.43	1.25	to	2.15	11.78	to	10.83

T.Rowe Price Small Cap
	12/31/2004	2,316,309	1.05	to	1.04	2,425,376	0.00	1.25	to	2.15	4.86	to	3.96

Templeton Great Companies Global
	12/31/2004	2,180,667	1.04	to	1.03	2,262,243	0.00	1.25	to	2.15	3.86	to	2.98

Third Avenue Value
	12/31/2004	7,634,487	1.18	to	1.17	8,999,321	0.55	1.25	to	2.15	18.07	to	17.07

Transamerica Balanced
	12/31/2004	944,699	1.08	to	1.07	1,019,638	0.87	1.25	to	2.15	8.05	to	7.12

Transamerica Convertible Securities
	12/31/2004	1,158,164	1.08	to	1.07	1,244,907	2.52	1.25	to	2.15	7.62	to	6.70

Transamerica Equity
	12/31/2004	5,824,189	1.13	to	1.12	6,591,749	0.00	1.25	to	2.15	13.35	to	12.38

Transamerica Growth Opportunities
	12/31/2004	3,290,903	1.14	to	1.13	3,735,617	0.00	1.25	to	2.15	13.75	to	12.78

42

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit FairValue According to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** According to Lowest to Highest Expense Ratio
Transamerica Money Market
	12/31/2004		10,060,670	1.00	to	0.99	10,000,095	0.93%	1.25%	to	2.15%	(0.47)%	to	(1.32)%

Transamerica Small/Mid Cap Value
	12/31/2004	(1)	1,008,977	1.13	to	1.12	1,134,492	0.00	1.25	to	2.15	12.55	to	11.89

Transamerica U.S. Government Securities
	12/31/2004		1,233,669	1.01	to	1.00	1,241,116	4.34	1.25	to	2.15	0.71	to	(0.15)

Transamerica Value Balanced
	12/31/2004		2,722,439	1.07	to	1.06	2,917,057	1.18	1.25	to	2.15	7.25	to	6.34

Van Kampen Emerging Growth
	12/31/2004		1,278,592	1.03	to	1.02	1,312,453	0.00	1.25	to	2.15	2.73	to	1.85

Access U.S. Government Money Market
	12/31/2004		446,606	0.99	to	0.98	440,551	0.00	1.25	to	2.15	(1.20)	to	(2.04)

Potomac Dow 30 Plus
	12/31/2004		644,452	1.02	to	1.01	653,716	0.00	1.25	to	2.15	1.56	to	0.69

Potomac Mid Cap Plus
	12/31/2004	(1)	47,475	1.14	to	1.13	54,016	0.00	1.25	to	2.15	13.86	to	13.19

Potomac OTC Plus
	12/31/2004		397,091	1.05	to	1.04	416,946	0.00	1.25	to	2.15	5.13	to	4.23

Potomac Small Cap Plus
	12/31/2004	(1)	290,455	1.24	to	1.23	359,496	0.00	1.25	to	2.15	23.88	to	23.15

Potomac U.S./Short
	12/31/2004	(1)	850	0.80	to	0.80	679	0.00	1.25	to	2.15	(19.96)	to	(20.43)

Wells S&P REIT Index
	12/31/2004		1,184,416	1.26	to	1.25	1,493,664	0.13	1.25	to	2.15	26.28	to	25.20

Fidelity - VIP Index 500
	12/31/2004		1,243,212	1.08	to	1.07	1,334,635	0.19	1.25	to	2.15	7.50	to	6.58

Transamerica U.S. Government Securities - PAM Fund
	12/31/2004		235,120	1.01	to	1.00	236,240	7.72	1.25	to	2.00	0.71	to	(0.01)

43

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.
**	These ratios represent the annualized contract expenses of the Mutual Fund Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded. Expense ratios for periods of less than one year have been annualized.
***	The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio. Total returns reflect a period from January 12, 2004 through December 31, 2004 except for those subaccounts indicated in the Organization and Summary of Significant Accounting Policies footnote.

44

Western Reserve Life Assurance Co. of Ohio

Separate Account VA U - WRL Freedom Premier® III Variable Annuity

Notes to Financial Statements

December 31, 2004

5. Administrative, Mortality, and Expense Risk Charge

Administrative charges include an annual charge of the lesser of 2% of the policy value or $30 per contract, which will commence on the first policy anniversary of each contract owner’s account. This charge is waived if the sum of the premium payments less the sum of all partial withdrawals equals or exceeds $50,000 on the policy anniversary. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account. Western Reserve Life also deducts a daily charge equal to an annual rate .15% of the contract owner’s account for administrative expenses.

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for Western Reserve Life’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the account and ranges from 1.10% to 2.00%, depending on the death benefit selected. Contract owners should see their actual policy and any related attachments to determine their specific charges.

6. Income Taxes

Operations of the Mutual Fund Account form a part of Western Reserve Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Mutual Fund Account are accounted for separately from other operations of Western Reserve Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from Western Reserve Life. Under existing federal income tax laws, the income of the Mutual Fund Account is not taxable to Western Reserve Life, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Mutual Fund Account, since the increase in the value of the underlying investment in the Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Mutual Fund Account. Consequently, a dividend distribution by the underlying Funds does not change either the accumulation unit price or equity values within the Mutual Fund Account.

8. Other Matters

There continues to be significant federal and state regulatory activity relating to financial services companies. The separate accounts are not believed to be the focus of any regulatory inquiry. However, as part of an ongoing investigation regarding market timing and other compliance issues affecting the Company and certain of its affiliates, the staff of the U.S. Securities and Exchange Commission has indicated that it is likely to take some action against the Company and certain of its affiliates. Although it is not anticipated that these developments will have an adverse impact on the separate account, there can be no assurance at this time. Please refer to footnote number 14 of the Western Reserve Life financial statements for more information about this matter.

45

PART	C OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

(1)	(a	)	Resolution of the Board of Directors of Western Reserve Life Assurance Co. of Ohio authorizing establishment of the Mutual Fund Account. Note 3

(2)			Not Applicable.

(3)	(a	)	Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the separate investment accounts, and AFSG Securities Corporation. Note 3

	(a	)(1)	First Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 3

	(a	)(2)	Second Amendment to Principal Underwriting Agreement by and between Western Reserve Life Assurance Co. of Ohio, on its own behalf and on the behalf of the Mutual Fund Account, and AFSG Securities Corporation. Note 8

	(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 1

(4)	(a	)	Form of Policy. Note 3

	(b	)	Form of Enhanced Death Benefit Rider (Return of Premium). Note 3

	(c	)	Form of Enhanced Death Benefit Rider (Annual Step-Up). Note 3

	(d	)	Form of Enhanced Death Benefit Rider (Double Enhanced). Note 3

	(e	)	Form of Enhanced Death Benefit Rider (Roll-Up). Note 3

	(f	)	Form of Surrender Charge Modification Rider (Liquidity Rider). Note 3

	(g	)	Form of Additional Death Benefit Rider (Bee-Extra II). Note 3

	(h	)	Form of Premium Enhancement Rider. Note 12

	(i	)	Form of C-Share Rider. Note 12

	(j	)	Form of 5 For Life Rider. Note 12

	(k	)	Form of Living Benefits Rider (GPS). Note 11

(5)	(a	)	Form of Application. Note 8

(6)	(a	)	Articles of Incorporation of Western Reserve Life Assurance Co. of Ohio. Note 3

	(b	)	ByLaws of Western Reserve Life Assurance Co. of Ohio. Note 3

(7)	(a	)	Reinsurance Agreement (TIRe). Note 2

	(b	)	Reinsurance Agreement (GPHRe). Note 3

(8)	(a	)	Participation Agreement between WRL Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 3

	(a	)(1)	Amendment No. 21 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 8

	(a	)(2)	Amendment No. 22 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. dated December 1, 2003 Note 9

	(a	)(3)	Amendment No. 24 to Participation Agreement Between AEGON/Transamerica Series Fund, Inc. and Western Reserve Life Assurance Co. of Ohio. Note 12

	(a	)(4)	Amendment No. 25 to Participation Agreement (ATST) Note 12.

(8)	(b	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Western Reserve Life Assurance Co. of Ohio dated June 14, 1999. Note 4

	(b	)(1)	Amendment No. 1 dated March 15, 2000 to Participation Agreement—Variable Insurance Products Fund II. Note 5

	(b	)(2)	Amendment No. 2 dated April 12, 2001 to Participation Agreement Variable Insurance Products Fund II. Note 6

	(b	)(3)	Amendment No. 3 dated September 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 8

(8)	(b	)(4)	Amendment No. 4 dated December 1, 2003 to Participation Agreement Variable Insurance Products Fund II. Note 9

(8)	(c	)	Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2003. Notes 7

(8)	(c	)(1)	Amendment No. 1 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated September 1, 2003. Note 8

(8)	(c	)(2)	Amendment No. 2 to Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated December 1, 2003. Note 9

(8)	(c	)(3)	Amended and Restated Participation Agreement between Access Variable Insurance Trust and Western Reserve Life Assurance Co. of Ohio dated May 1, 2004. Note 9

(9)	(a)		Opinion and Consent of Counsel. Note 10

	(b)		Consent of Counsel. Note 12

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 12

	(b	)	Opinion and Consent of Actuary. Note 10

(11)			Not applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 12

(14)			Powers of Attorney. (K. Bachmann, B.K. Clancy, M. Kirby, P. Reaburn; J.C. Vahl, C.D. Vermie; A.J. Hamilton; A.J. Yaeger) Note 3 (Ron Wagley) Note 9 (Kenneth Kilbane) Note 10. (Arthur Schneider) 12

Note 1.	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-87792) on May 8, 2002.

Note 2.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 (File No. 333-93969) on April 14, 2003.

Note 3.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-108525) on September 5, 2003.

Note 4.	Incorporated herein by reference to Initial Registration Statement to Form S-6 (File No. 333-57681) dated September 23, 1999.

Note 5.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 (File No. 333-93169) Filed on April 10, 2000.

Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form S-6 (File No. 33-69138) dated April 16, 2001.

Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-100993) dated April 22, 2003.

Note 8.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-108525) dated December 19, 2003.

Note 9.	Filed with Post-Effective Amendment No.1 Form N-4 (File No. 333-108525) dated April 29, 2004.

Note 10.	Filed with Post-Effective Amendment No.2 to Form N-4 Registration Statement (File No. 333-108525) dated January 7, 2005.

Note 11.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-112089) on January 22, 2004.

Note 12.	Filed herewith

Item 25.	Directors and Officers of the Depositor (Western Reserve Life Assurance Co. of Ohio)

Name and Business Address	Principal Positions and Offices with Depositor
Ron L. Wagley 1150 S. Olive Los Angeles, CA 90015	Director and Chairman of the Board

Kenneth Kilbane 1150 South Olive St. Los Angles, CA 90015	Director and Senior Vice President

Craig D. Vermie 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Vice President, Assistant Secretary and Corporate Counsel

Brenda K. Clancy 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and President

Paul Reaburn 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Arthur Schneider 4333 Edgewood Road, N.E. Cedar Rapids, Iowa 52499-0001	Director and Vice President

Allan J. Hamilton 570 Carillon Parkway St. Petersburg, FL 33716-1202	Controller, Treasurer and Vice President

Item 26.     Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
Academy Insurance Group, Inc.	Delaware	100% Commonwealth General Corporation	Holding company
Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company
ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company
AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company
AEGON Capital Management, Inc.	Canada	100% AEGON Canada Inc.	Investment counsel and portfolio manager
AEGON Dealer Services Canada, Inc.	Canada	100% 1490991 Ontario Limited	Mutual fund dealer
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company
AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing
AEGON Fund Management, Inc.	Canada	100% AEGON Canada Inc.	Mutual fund issuer
AEGON Funding Corp.	Delaware	100% AEGON USA, Inc.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Funding Corp. II	Delaware	100% Transamerica Corp.	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and admin. services to ins. cos.
AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.72% of Vereniging AEGON Netherlands Membership Association	Holding company
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Corporation	Iowa	AEGON U.S. Holding Corporation owns 10,024 shares (75.58%); AEGON USA, Inc. owns 3,238 shares (24.42%)	Holding company
AEGON U.S. Holding Corporation	Delaware	1046 shares of Common Stock owned by Transamerica Corp.; 225 shares of Series A Preferred Stock owned by Scottish Equitable Finance Limited	Holding company
AEGON USA Investment Management, Inc.	Iowa	100% AUSA Holding Co.	Investment advisor
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA, Inc.	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co,	Administrative and investment services
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, Inc.	Iowa	10 shares Series A Preferred Stock owned by AEGON U.S Holding Corporation; 150,000 shares of Class B Non-Voting Stock owned by AEGON U.S. Corporation; 100 shares Voting Common Stock owned by AEGON U.S Corporation	Holding company
AEGON/Transamerica Series Fund, Inc.	Maryland	100% AEGON/Transamerica Fund Advisors, Inc.	Investment advisor, transfer agent, administrator, sponsor, principal underwriter/distributor or general partner.
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Broker-Dealer
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Fifteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Five LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special-purpose subsidiary
Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Inactive
Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% Commonwealth General Corporation	Provider of management support services
Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent
Apple Partners of Iowa LLC	Iowa	Members: 58.13% Monumental Life Insurance Company; 41.87% Peoples Benefit Life Insurance Company	Hold title on Trustee’s Deeds on secured property
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp,	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: TOLIC (99%)	Property
AUSA Holding Company	Maryland	100% AEGON USA, Inc.	Holding company
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - First AUSA Life Insurance Company (99%)	Inter-company lending and general business

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Bankers Financial Life Ins. Co.	Arizona	100% Voting Common Stock - First AUSA Life Insurance Co. Class B Common stock is allocated 75% of total cumulative vote. Class A Common stock is allocated 25% of total cumulative vote.	Insurance
Bankers Mortgage Company of CA	California	100% TRS	Investment management
Bay Area Community Investments I, LLC	California	70% LIICA; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Benefit Plans, Inc.	Delaware	100% Commonwealth General Corporation	TPA for Peoples Security Life Insurance Company
BF Equity LLC	New York	100% RCC North America LLC	Real estate
Buena Sombra Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency
BWAC Credit Corporation	Delaware	100% TCFCII	Inactive
BWAC International Corporation	Delaware	100% TCFCII	Retail appliance and furniture stores
BWAC Seventeen, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
BWAC Twelve, Inc.	Delaware	100% TCFCII	Holding company
BWAC Twenty-One, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Camden Asset Management, LP	CA	Partners are: Limited Partner -Monumental Life Insurance Company (47.136%); General Partner - non-affiliate of AEGON, Harpenden (38.114%). Various individuals own the balance of shares.	Investment advisor.
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital 200 Block Corporation	Delaware	100% Commonwealth General Corporation	Real estate holdings
Capital General Development Corporation	Delaware	100% Commonwealth General Corporation	Holding company
Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company (Limited Partner); 1.0% Commonwealth General Corporation (General Partner)	Holding company
Common Wealth Insurance Agency Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Edgewood IP, LLC	Iowa	100% TOLIC	Limited liability company
FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
FGH Eastern Region LLC	Delaware	100% FGH USA LLC	Real estate
FGH Realty Credit LLC	Delaware	100% FGH Eastern Region LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 109th Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Burkewood, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Bush Terminal, Inc.	Delaware	100% FGH Realty Credit LLC	Real estate
FGP Colonial Plaza, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Franklin LLC.	Delaware	100% FGH USA LLC	Real estate
FGP Herald Center, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Heritage Square, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Merrick, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP Rockbeach, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Financial Resources Insurance Agency of Texas	Texas	100% owned by Dan Trivers, VP & Director of Operations of Transamerica Financial Advisors, Inc., to comply with Texas insurance law	Retail sale of securities products
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100% Life Investors Insurance Company of America	Investments
Garnet Assurance Corporation II	Iowa	100% Monumental Life Insurance Company	Business investments
Garnet Assurance Corporation III	Iowa	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments I, LLC	Delaware	100% Life Investors Insurance Company of America	Securities
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Transamerica Occidental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund I, LLC	Delaware	100% Garnet Community Investments I, LLC	Investments
Garnet LIHTC Fund II, LLC	Delaware	100% Garnet Community Investments II, LLC	Investments
Garnet LIHTC Fund III, LLC	Delaware	100% Garnet Community Investments III, LLC	Investments
Garnet LIHTC Fund IV, LLC	Delaware	100% Garnet Community Investments IV, LLC	Investments
Garnet LIHTC Fund V, LLC	Delaware	100% Garnet Community Investments V, LLC	Investments
Garnet LIHTC Fund VI, LLC	Delaware	100% Garnet Community Investments VI, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary
Global Premier Reinsurance Company, Ltd.	British Virgin	100% Commonwealth General Corporation	Reinsurance company
Great Companies, L.L.C.	Iowa	47.50% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts
Greybox L.L.C.	Delaware	100% Transamerica Leasing Holdings, Inc.	Intermodal freight container interchange facilitation service
Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive — this entity is in the process of being liquidated
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	Lending
Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage
InterSecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
Iowa Fidelity Life Insurance Co.	Arizona	Ordinary common stock is allowed 60% of total cumulative vote. Participating common stock is allowed 40% of total cumulative vote. First AUSA Life Insurance Co.	Insurance
JMH Operating Company, Inc.	Mississippi	100% People’s Benefit Life Insurance Company	Real estate holdings
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities
Life Investors Insurance Company of America	Iowa	504,032 shares Common Stock owned by AEGON USA, Inc.; 504,033 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company
Money Concepts (Canada) Limited	Canada	100% National Financial Corporation	Financial services, marketing and distribution
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator
Monumental General Casualty Co.	Maryland	100% AEGON USA, Inc.	Insurance
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company; 26.77% First AUSA Life Insurance Company	Insurance Company
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
National Financial Corporation	Canada	100% AEGON Canada, Inc.	Holding company
National Financial Insurance Agency, Inc.	Canada	100% 1488207 Ontario Limited	Insurance agency
NEF Investment Company	Calfornia	100% TOLIC	Real estate development
Parkland Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance company
Peoples Benefit Life Insurance Company	Iowa	76.3% Monumental Life Insurance Company; 20% Capital Liberty, L.P.; 3.7% CGC	Insurance Company
Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Insurance Company	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCG Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%).	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AUSA Holding Co.	Holding company
Prisma Holdings, Inc. II	Delaware	100% AUSA Holding Co.	Holding company
Professional Life & Annuity Insurance Company	Arizona	100% Transamerica Life Insurance Co.	Reinsurance
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales
Quantitative Data Solutions, LLC	Delaware	60% owned by TOLIC	Special purpose corporation
Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan
RCC North America LLC	Delaware	100% AEGON USA, Inc.	Real estate
RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner; all limited partners are RCC entities within the RCC group	Limited Partnership
Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: 38.356% Transamerica Life Insurance Co.; 34.247% TOLIC; 18.356% LIICA; 6.301% Monumental Life Insurance Co.; 2.74% Transamerica Financial Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members: 37.25% Transamerica Life Insurance Co.; 30.75% TOLIC; 22.25% TALIAC; 7.5% Transamerica Financial Life Insurance Co.; 2.25% Stonebridge Life Insurance Co.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members: 27% Transamerica Life Insurance Co.; 23% TOLIC; 19% TALIAC; 1% Stonebridge Life Insurance Co.; 11% LIICA; 14% PBLIC; 5% MLIC	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A LLC	Delaware	Members: 33.4% LIICA; 32% PBLIC; 10% TOLIC; 9.4% MLIC; 9.4% Transamerica Financial Life Insurance Company; 4.8% TALIAC; 1% Stonebridge Life Insurance Co.	Real estate alternatives investment
Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Information Systems for real estate investment management
Retirement Project Oakmont	CA	General Partners: Transamerica Products, Inc.; TOLIC; Transameirca Oakmont Retirement Associates, a CA limited partnership. Co-General Partners of Transamerica Oakmont Retirement Associates are Transamerica Oakmont Corp. and Transamerica Products I (Administrative General Partner).	Senior living apartment complex

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
South Glen Apartments, LLC	Iowa	100% Transamerica Affordable Housing, Inc.	Limited liability company
Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock AEGON USA, Inc.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	197,920 shares of Common Stock owned by AEGON U.S. Corporation; 302,725 shares of Common Stock owned by AEGON USA, Inc.	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge International Marketing Ltd.	UK	100% Cornerstone International Holdings Ltd.	Marketing
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
TA Air X, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TA Leasing Holding Co., Inc.	Delaware	100% TFC	Holding company
TBC III, Inc.	Delaware	100% TFCFC Asset Holdings, Inc.	Special purpose corporation
TBK Insurance Agency of Ohio, Inc.	Ohio	500 shares non-voting common stock owned by Transamerica Financial Advisors, Inc.; 1 share voting common stock owned by James Krost	Variable insurance contract sales in state of Ohio
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at TFC
TCFC Tax Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TFC Properties, Inc.	Delaware	100% Transamerica Corporation	Holding company
The AEGON Trust Advisory Board: Donald J. Shepard, Joseph B.M. Streppel, Alexander R. Wynaendts, and Craig D. Vermie	Delaware		Voting Trust
The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco
The Insurance Agency for the American Working Family, Inc.	Maryland	100% Veterans Life Insurance Company	Insurance
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
The Whitestone Corporation	Maryland	100% AEGON USA, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% TIHI; 5% TOLIC	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them
Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership
Transamerica Alquiler de Trailers, S.L.	Spain	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Annuity Service Corporation	New Mexico	100% TSC	Performs services required for structured settlements
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Business Technologies Corporation.	Delaware	100% Transamerica Corp.	Telecommunications and data processing
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds
Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company
Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant
Transamerica Commercial Finance Corporation, I	Delaware	100% TFC	Holding company
Transamerica Commercial Holdings Limited	U.K.	100% BWAC Twenty-One Inc.	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% TOLIC; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Consumer Mortgage Receivables Corporation	Delaware	100% Transamerica Consumer Finance Holding Company	Securitization company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
Transamerica Direct Marketing Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
Transamerica Direct Marketing Korea Ltd.	Korea	99% AEGON DMS Holding B.V.: 1% AEGON International N.V.	Marketing company
Transamerica Direct Marketing Taiwan, Ltd.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance
Transamerica Distribution Services, Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Finance Corporation (“TFC”)	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc.	Delaware	100% TSC	Broker/dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, Inc.; 12.60% TOLIC	Insurance
Transamerica Financial Resources Ins. Agency of Alabama, Inc.	Alabama	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Financial Advisors, Inc	Insurance agent & broker
Transamerica Financial Resources Ins. Agency of Nevada, Inc.	Nevada	100% Transamerica Financial Advisors, Inc.	Insurance agent & broker
Transamerica Fund Advisors, Inc.	Florida	Western Reserve Life Assurance Company of Ohio owns 78%; AUSA Holding Co. owns 22%	Fund advisor
Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Mutual fund
Transamerica Funding LP	U.K.	98% Transamerica Leasing Holdings, Inc.; 1% Transamerica Distribution Services, Inc.; 1% BWAC Twenty One, Inc.	Intermodal leasing
Transamerica GmbH, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company
Transamerica Home Loan	California	100% TCFC Asset Holdings, Inc.	Consumer mortgages
Transamerica IDEX Mutual Funds	Massachusetts	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Income Shares, Inc.	Maryland	100% AEGON/Transamerica Fund Advisers, Inc.	Mutual fund
Transamerica Index Funds, Inc.	Maryland	100% Transamerica Investment Management, LLC	Mutual fund
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Group, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
Transamerica International Holdings, Inc.	Delaware	100% Transamerica Corp.	Investments
Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TSC	Holding & administering foreign operations
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corp.	Reinsurance
Transamerica Investment Management, LLC	Delaware	21% Transamerica Investment Services, Inc. as Original Member; 21% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment adviser
Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% Transamerica Corp.	Investment adviser
Transamerica Investors, Inc.	Maryland	Maintains advisor status	Advisor
Transamerica Leasing Coordination Center	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Leasing Holdings, Inc.	Delaware	100% TA Leasing Holding Company, Inc.	Holding company
Transamerica Life Canada	Canada	100% AEGON Canada Inc.	Life insurance company
Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Insurance Company	Iowa	223,500 shares Common Stock owned by AEGON USA, Inc.; 34,295 shares Common Stock owned by Transamerica Life Insurance and Annuity Company; 42,500 shares Series A Preferred Stock owned by AEGON USA, Inc.	Insurance
Transamerica Mezzanine Financing Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	Co-General Partners are Transamerica Oakmont Corporation and Transamerica Products I (Administrative General Partner)	Senior living apartments
Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TSC	Life Insurance
Transamerica Occidental’s Separate Account Fund C	California	100% TOLIC	Mutual fund
Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Life insurance
Transamerica Premier Funds	Maryland	100% Transamerica Investors, Inc.	Investments
Transamerica Products I, Inc.	California	100% TPI	Co-general partner
Transamerica Products, Inc. (“TPI”)	California	100% TSC	Holding company
Transamerica Pyramid Properties LLC	Iowa	100% TOLIC	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% TOLIC	Realty limited liability company
Transamerica Realty Services, LLC (“TRS”)	Delaware	100% Transamerica Corp.	Real estate investments
Transamerica Retirement Communities S.F., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Retirement Communities S.J., Inc.	Delaware	100% TFC Properties, Inc.	Owned property
Transamerica Securities Sales Corp.	Maryland	100% TSC	Life insurance sales
Transamerica Service Company (“TSC”)	Delaware	100% TIHI	Passive loss tax service
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Holdings I Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings II Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Holdings III Inc.	Delaware	100% Transamerica Leasing Holdings, Inc.	Holding company
Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing A/S	Denmark	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AB	Sweden	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing AG	Switzerland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing GmbH	Germany	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Trailer Leasing Limited	U.K.	100% Transamerica Commercial Holdings Limited	Leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Leasing S.N.C.	France	99.99% owned by Greybox LLC; .01% owned by Transamerica Trailer Holdings III, Inc.	Leasing
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Transport Inc.	New Jersey	100% Transamerica Leasing Holdings, Inc.	Dormant
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	This entity is in the process of being liquidated
Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services
United Financial Services, Inc.	Maryland	100% AEGON USA, Inc.	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator
Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Furniture & equipment lessor
Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc. (EIN #27-1720755)	Special-purpose subsidiary
Veterans Life Insurance Company	Illinois	100% AEGON USA, Inc.	Insurance company
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, Inc.	Insurance
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Alabama, Inc.	Alabama	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Mississippi, Inc.	Mississippi	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Propreties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
Whirlpool Financial Corporation Polska SpoZOO	Poland	100% Transamerica Commercial Holdings Limited	Inactive - commercial finance
World Financial Group Holding Company of Canada Inc.	Canada	100% TIHI	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency of Wyoming, Inc.	Wyoming	100% WRL Insurance Agency, Inc.	Insurance agency
WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer
Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency
ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Item 27. Number of Contract Owners

As of December 31, 2004, there were 5,335 Contract owners.

Item 28. Indemnification

Provisions exist under the Ohio General Corporation Law (see, e.g., Section 1701.13), the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	AFSG Securities Corporation serves as the principal underwriter for:

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Transamerica Corporate Separate Account Sixteen, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account C, Separate Account VA-2LNY, TFLIC Series Life Account, and TFLIC Series Annuity Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA U, Separate Account VA V, WRL Series Life Account, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for AEGON/Transamerica Series Trust, Transamerica IDEX Mutual Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of AFSG Securities Corporation:

Name	Principal Business Address	Position and Offices with Underwriter
Larry N. Norman	(1)	Director and President
Lisa Wachendorf	(1)	Director, Vice President and Chief Compliance Officer
Frank A. Camp	(1)	Secretary
Darin D. Smith	(1)	Vice President and Assistant Secretary
Linda Gilmer	(1)	Assistant Treasurer
Teresa L. Stolba	(1)	Assistant Compliance Officer
Kim D. Day	(2)	Director and Vice President
John K. Carter	(2)	Vice President
Kyle A. Kellan	(2)	Vice President
Priscilla I. Hechler	(2)	Assistant Secretary and Assistant Vice President
Thomas R. Moriarty	(2)	Vice President
Clifton W. Flenniken, III	(3)	Assistant Treasurer
Emily Monroe Bates	(4)	Assistant Treasurer

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	570 Carillon Parkway, St. Petersburg, FL 33716-1202
(3)	111 North Charles Street, Baltimore, MD 21201
(4)	400 West Market Street, Louisville, KY 40202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
AFSG Securities Corporation	$23,629,460.63	0	0	0

(1)	Fiscal Year 2004

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit, Western Reserve Life Assurance Co. of Ohio at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.    Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.    Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Contract may be accepted.

(b)	Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Western Reserve Life Assurance Co. of Ohio at the address or phone number listed in the Prospectus.

(d)	Western Reserve Life Assurance Co. of Ohio hereby represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve Life Assurance Co. of Ohio.

SECTION 403(B) REPRESENTATIONS

Western Reserve Life Assurance Co. of Ohio represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

TEXAS ORP REPRESENTATION

The Registrant intends to offer policies to participants in the Texas Option Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of April, 2005.

SEPARATE ACCOUNT VA U

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO Depositor

*
Brenda K. Clancy
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures	Title	Date

*	Director and Chairman of the Board	, 2005
Ron L. Wagley

*	Director	, 2005
Kenneth Kilbane

*	Director and President	, 2005
Brenda K. Clancy

*	Director	, 2005
Paul Reaburn

*	Director and Vice President	, 2005
Arthur Schneider

/s/ Craig Vermie Craig D. Vermie	Vice President, Assistant Secretary and Corporate Counsel	April 25, 2005

* Allan J. Hamilton	Controller, Treasurer, and Vice President	, 2005

*	By Craig D. Vermie, Attorney-in-Fact

Registration No. 333-10852

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA U

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*

4(h)	Form of Premium Enhancement Rider

4(i)	Form of C-Share Rider

4(j)	Form of 5 For Life Rider

8(a)(3)	Amendment No. 24 to Participation Agreement

8(a)(4)	Amendment No. 25 to Participation Agreement (ATST)

(9)(b)	Consent of Counsel

10(a)	Consent of Independent Registered Public Accounting Firm

(13)	Performance Data Calculations

(14)	Power of Attorney

*	Page numbers included only in manually executed original.